                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04443

                          Eaton Vance Investment Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 ---------------
                         (registrant's Telephone Number)

                                    March 31
                                 ---------------
                             Date of Fiscal Year End

                                 March 31, 2004
                              --------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04443

                          Eaton Vance Investment Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 ---------------
                         (registrant's Telephone Number)

                                    March 31
                                 ---------------
                             Date of Fiscal Year End

                                 March 31, 2004
                              --------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04443

                          Eaton Vance Investment Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 ---------------
                         (registrant's Telephone Number)

                                    March 31
                                 ---------------
                             Date of Fiscal Year End

                                 March 31, 2004
                              --------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04443

                          Eaton Vance Investment Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 ---------------
                         (registrant's Telephone Number)

                                    March 31
                                 ---------------
                             Date of Fiscal Year End

                                 March 31, 2004
                              --------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04443

                          Eaton Vance Investment Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 ---------------
                         (registrant's Telephone Number)

                                    March 31
                                 ---------------
                             Date of Fiscal Year End

                                 March 31, 2004
                              --------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04443

                          Eaton Vance Investment Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 ---------------
                         (registrant's Telephone Number)

                                    March 31
                                 ---------------
                             Date of Fiscal Year End

                                 March 31, 2004
                              --------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04443

                          Eaton Vance Investment Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 ---------------
                         (registrant's Telephone Number)

                                    March 31
                                 ---------------
                             Date of Fiscal Year End

                                 March 31, 2004
                              --------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT MARCH 31, 2004

[GRAPHIC IMAGE]

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS

CALIFORNIA

FLORIDA

MASSACHUSETTS

NEW JERSEY

NEW YORK

OHIO

PENNSYLVANIA

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2004

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
President

Amid the market volatility of recent years, many investors have become more concerned with risk management. That trend has been especially true in the municipal bond market, where the use of bond insurance has become increasingly common. Today, roughly half of all municipal bond issuance is composed of insured bonds. As part of our continuing educational series, we thought it might be helpful to discuss bond insurance and its impact on the municipal market.

THE USE OF BOND INSURANCE HAS GROWN DRAMATICALLY OVER THE YEARS...

Municipal bond insurance was initially developed in 1971, when AMBAC Assurance Corp., the nation's first municipal insurer, offered insurance as a way to guarantee principal and interest payments on bond issues in the event of a bond default. Over the following three decades, the municipal market has witnessed a surge in the use of insurance. For example, in 1980, just 3% of all municipal issuance was insured. However, by late 2003, that figure had risen to roughly 50%. Insurance has clear benefits for purchasers: the elimination of default risk of the underlying issuer, AAA quality ratings and an enhancement of an issue's liquidity. (It's important to note that, while insured bonds are insured as to principal and interest payments, they still remain subject to interest rate and market risks.)

THE MECHANICS OF MUNICIPAL BOND INSURANCE...

We start with the underlying reality that an issuer with a AAA credit rating will pay less in interest expense than an issuer with a lower credit rating. Thus, an issuer must first determine whether purchasing insurance is financially feasible. That is, will the interest savings offset the cost of insurance? If so, the issuer must then qualify for insurance. Just as an individual must qualify for insurance, so must a bond issuer meet certain criteria. The issuer provides key financial data and documents to potential insurers that are then used to assess the issuer's financial strength and underlying fundamentals. If the issuer qualifies, insurance is then effected by "direct purchase," with the payment of a one-time premium by the issuer. The premium fee is calculated as a percentage of the value of the bond issue - typically, around 50 basis points (0.50%), but more if the credit entails higher risk. (An alternative method of purchase involves "elective bidding," in which the insurance is purchased by bond dealers, who determine at the time the bond is sold whether it is more attractive as an insured or uninsured bond.)

IN-DEPTH CREDIT ANALYSIS INCLUDES INSURERS AS WELL AS BOND ISSUERS...

When analyzing municipal bonds, an investor naturally researches the issuer's fundamentals. However, if the bond is insured, the analyst is concerned with the soundness of the insurer as well. At Eaton Vance, analysis of the insured segment is an integral part of our total municipal research effort. Research includes, among other areas, analysis of an insurer's claims-paying ability, its capital structure and the overall quality of its portfolio of policies. Based on claims-paying ability, there are currently six bond insurers rated AAA by Moody's Investors Service, Standard & Poor's and Fitch Ratings - the nation's leading rating agencies.

INSURERS CAN PLAY A VALUABLE ROLE IN STRUCTURING BOND DEALS AND IMPROVING CREDIT QUALITY...

Insurers play an important role in capital formation for municipal borrowers, working closely with municipal officials to forge deals that raise capital for vital projects at affordable interest rates. In so doing, the insurers can help states and municipalities achieve more efficient fiscal management. Insurers often re-structure bond deals by insisting on provisions that are intended to make the deal more secure. That has proved a major benefit to investors in recent years. In a more risk-conscious climate, we believe that an ongoing analysis of the insured market is a necessary discipline to invest successfully in today's municipal market.

                                                Sincerely,

                                                /s/ Thomas J. Fetter

                                                Thomas J. Fetter
                                                President
                                                May 12, 2004


Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2004

MARKET RECAP

Economic activity continued to gain strength in the year ended March 31, 2004, although the pace of the recovery was a topic of strong debate. Businesses increased capital spending, reinvesting in plants and equipment. Meanwhile, consumer spending remained very resilient, despite deepening concerns over the continuing conflict in Iraq, slow job growth and sharply rising gasoline prices. However, the investment climate remained generally positive and, against this backdrop, the bond market generated solid returns during the period.

THE CONSTRUCTION AND BUSINESS SERVICE SECTORS WERE AMONG THE LEADERS IN JOB GROWTH...

Construction employment, while subject to seasonal fluctuations, contributed strongly to the economy. Gains were also seen in the service sector where business services, health care, education, retailing and leisure showed strength. Interestingly, temporary employment agencies reported some weakness, suggesting that employers may be increasingly inclined to begin hiring permanent employees. The manufacturing sector remained lackluster. However, hopes rose that recent trends showing less deterioration might mark an end to the relentless job losses dating to 2000.

WHILE KEEPING INTEREST RATES AT A RECORD LOW, THE FEDERAL RESERVE CONTINUED TO MONITOR THE ECONOMY CLOSELY FOR INFLATION...

The nation's Gross Domestic Product grew by 4.2% in the first quarter of 2004, following an 4.1% rise in the fourth quarter of 2003. While the figures suggested a sound overall economy, the the slow pace of job creation remained a concern. The nation's unemployment rate was 5.7% in March 2004, down just 0.1% from 5.8% a year earlier. Recent labor market data have been unusually volatile. The Federal Reserve is likely to keep a close eye on future jobs reports - as well as prices of key commodities and consumer goods - for signs of a return of inflation. Late in the period, inflation appeared to be edging somewhat higher, especially energy, transportation and clothing costs. Nevertheless, through March 2004, the Federal Reserve held its Federal Funds rate - a key short-term interest rate barometer - at 1.00%, where it has stood since June 2003.

Intermediate-term municipal bonds yield 90% of Treasury yields

5-Year AAA-rated
General Obligation (GO) Bonds*          2.49%

Taxable equivalent yield
in 35.0% tax bracket                    3.83%

5-Year Treasury Bond                    2.77%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Funds' yields. Statistics as of March 31, 2004.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

The intermediate municipal bond market outperformed the intermediate Treasury market during the one-year period. Five-year Treasury bond yields - which were around 2.71% at September 30, 2003 - rose to 2.77% by March 31, 2004, while 5-year municipal yields FELL from 2.65% to 2.49%. The Lehman Brothers 7-Year Municipal Bond Index posted a total return of 5.60% for the year ended March 31, 2004.*

STATE TAX RATES ROSE AGAIN IN 2003, INCREASING THE BURDEN ON STATE TAXPAYERS...

While federal taxes declined, state taxes rose significantly in 2002 and 2003, according to the Tax Foundation. Over the past decade, the fastest growing category of state tax collections was individual income taxes, which rose at an average annual rate of 7.7%. That trend has left taxpayers with a larger state tax bill and made a strong case for municipal bonds as one of the few remaining ways to pare one's tax burden. Thus, we continue to believe that municipal bonds remain a worthwhile consideration for tax-conscious investors.

   *It is not possible to invest directly in an Index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE VARIOUS PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2004

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

The Economy

- The California economy saw stagnant job growth in 2003, as the manufacturing, government, information and entertainment sectors struggled. Construction, financial services, leisure, tourism and selected service sectors led the way in job creation. The state's March 2004 jobless rate was 6.5%, down from 6.8% a year ago.

- Insured* general obligations (GOs) were the Portfolio's largest sector weighting at March 31, 2004. The Portfolio's holdings focused on unified school district and college district bond issues, and represented a diverse mix of large urban issuers as well as smaller communities.

- As essential services, electric utilities provided a solid income source. With the state experiencing strong power demand, local utilities have needed to upgrade and expand facilities. Management focused on insured* bonds from well-regarded California issuers.

- Insured* special tax revenue bonds were a significant investment for the Portfolio. Special tax revenue issues are often used to finance government facilities or infrastructure. The bonds are so designated because they are backed by specifically pledged taxes enacted to repay the bonds.

- Management continued to adjust coupon structure and call protection, as market conditions warranted. Coupon structure and call protection can have a significant influence on the Portfolio's performance characteristics.

The Fund

- During the year ended March 31, 2004, the Fund's Class A and Class B shares had total returns of 3.92% and 3.16%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.56 on March 31, 2004 from $10.54 on March 31, 2003, and the reinvestment of $0.388 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV per share to $10.52 on March 31, 2004 from $10.50 on March 31, 2003, and the reinvestment of $0.309 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on March 31, 2004 of $10.56 per share for Class A and $10.52 per share for Class B, the Fund's distribution rates were 3.67% and 2.92%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 6.23% and 4.95%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at March 31, 2004 were 2.86% and 2.17%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 4.85% and 3.68%, respectively.(4)

(1) THESE RETURNS DO NOT INCLUDE THE 2.25% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.
(3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 41.05% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME
    PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 2.25% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 3%-1ST YEAR; 2.5%-2ND YEAR; 2%-3RD YEAR; 1%-4TH YEAR.
* PRIVATE INSURANCE DOES NOT DECREASE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH THIS INVESTMENT.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED RETURN.

FUND INFORMATION
as of March 31, 2004

PERFORMANCE(6)                                                CLASS A  CLASS B
------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                        3.92%   3.16%
Five Years                                                      4.67    3.85
Ten Years                                                       N.A.    4.25
Life of Fund+                                                   5.16    4.39

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                        1.61%   0.16%
Five Years                                                      4.19    3.85
Ten Years                                                       N.A.    4.25
Life of Fund+                                                   4.85    4.39

+Inception date: Class A: 6/27/96; Class B: 5/29/92

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* March 31, 1994 - March 31, 2004

                   EATON VANCE CALIFORNIA
                      LIMITED MATURITY
                      MUNICIPALS FUND                LEHMAN BROTHERS
                          CLASS B              7-YEAR MUNICIPAL BOND INDEX
--------------------------------------------------------------------------
            3/31/1994      10,000                        10,000
            4/30/1994      10,041                        10,085
            5/31/1994      10,098                        10,172
            6/30/1994      10,055                        10,110
            7/31/1994      10,184                        10,295
            8/31/1994      10,193                        10,331
            9/30/1994      10,091                        10,180
           10/31/1994       9,978                         9,999
           11/30/1994       9,822                         9,818
           12/31/1994       9,903                        10,034
            1/31/1995      10,082                        10,321
            2/28/1995      10,291                        10,621
            3/31/1995      10,353                        10,743
            4/30/1995      10,358                        10,756
            5/31/1995      10,567                        11,099
            6/30/1995      10,507                        11,002
            7/31/1995      10,616                        11,106
            8/31/1995      10,691                        11,247
            9/30/1995      10,736                        11,318
           10/31/1995      10,824                        11,483
           11/30/1995      10,922                        11,673
           12/31/1995      10,978                        11,785
            1/31/1996      11,056                        11,874
            2/29/1996      11,016                        11,794
            3/31/1996      10,898                        11,644
            4/30/1996      10,880                        11,611
            5/31/1996      10,860                        11,606
            6/30/1996      10,910                        11,733
            7/31/1996      10,976                        11,839
            8/31/1996      10,969                        11,836
            9/30/1996      11,073                        12,001
           10/31/1996      11,141                        12,137
           11/30/1996      11,344                        12,359
           12/31/1996      11,260                        12,307
            1/31/1997      11,263                        12,331
            2/28/1997      11,349                        12,444
            3/31/1997      11,225                        12,278
            4/30/1997      11,283                        12,381
            5/31/1997      11,433                        12,567
            6/30/1997      11,506                        12,701
            7/31/1997      11,758                        13,053
            8/31/1997      11,637                        12,930
            9/30/1997      11,744                        13,084
           10/31/1997      11,747                        13,168
           11/30/1997      11,800                        13,245
           12/31/1997      11,974                        13,439
            1/31/1998      12,071                        13,577
            2/28/1998      12,078                        13,581
            3/31/1998      12,077                        13,593
            4/30/1998      11,986                        13,532
            5/31/1998      12,153                        13,746
            6/30/1998      12,169                        13,800
            7/31/1998      12,183                        13,835
            8/31/1998      12,356                        14,049
            9/30/1998      12,536                        14,224
           10/31/1998      12,479                        14,224
           11/30/1998      12,519                        14,273
           12/31/1998      12,519                        14,309
            1/31/1999      12,654                        14,479
            2/28/1999      12,574                        14,416
            3/31/1999      12,559                        14,436
            4/30/1999      12,587                        14,472
            5/31/1999      12,482                        14,388
            6/30/1999      12,251                        14,181
            7/31/1999      12,266                        14,233
            8/31/1999      12,111                        14,119
            9/30/1999      12,149                        14,125
           10/31/1999      11,891                        13,972
           11/30/1999      12,042                        14,120
           12/31/1999      11,918                        14,015
            1/31/2000      11,798                        13,954
            2/29/2000      11,959                        14,116
            3/31/2000      12,236                        14,425
            4/30/2000      12,138                        14,339
            5/31/2000      12,048                        14,265
            6/30/2000      12,393                        14,643
            7/31/2000      12,574                        14,847
            8/31/2000      12,829                        15,075
            9/30/2000      12,754                        14,997
           10/31/2000      12,884                        15,161
           11/30/2000      12,936                        15,275
           12/31/2000      13,247                        15,653
            1/31/2001      13,315                        15,808
            2/28/2001      13,341                        15,858
            3/31/2001      13,430                        16,000
            4/30/2001      13,211                        15,827
            5/31/2001      13,354                        15,997
            6/30/2001      13,435                        16,104
            7/31/2001      13,583                        16,343
            8/31/2001      13,888                        16,612
            9/30/2001      13,840                        16,556
           10/31/2001      13,942                        16,745
           11/30/2001      13,808                        16,612
           12/31/2001      13,661                        16,455
            1/31/2002      13,846                        16,740
            2/28/2002      14,007                        16,942
            3/31/2002      13,650                        16,610
            4/30/2002      13,880                        16,935
            5/31/2002      14,000                        17,038
            6/30/2002      14,070                        17,218
            7/31/2002      14,229                        17,439
            8/31/2002      14,434                        17,649
            9/30/2002      14,792                        18,035
           10/31/2002      14,402                        17,736
           11/30/2002      14,343                        17,663
           12/31/2002      14,645                        18,035
            1/31/2003      14,487                        17,990
            2/28/2003      14,711                        18,241
            3/31/2003      14,702                        18,252
            4/30/2003      14,809                        18,373
            5/31/2003      15,099                        18,803
            6/30/2003      14,967                        18,723
            7/31/2003      14,465                        18,068
            8/31/2003      14,587                        18,203
            9/30/2003      14,922                        18,738
           10/31/2003      14,901                        18,643
           11/30/2003      15,069                        18,838
           12/31/2003      15,131                        18,994
            1/31/2004      15,125                        19,102
            2/29/2004      15,395                        19,390
            3/31/2004      15,168                        19,322

*Sources: Thomson Financial; Lipper Inc. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $14,777 on March 31, 2004; $14,443, including maximum 2.25% sales charge. The performance graph and table do not reflect the deduction of taxes that a shareholder would incur on Fund distributions or the redemption of Fund shares.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.54% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2004 is designated as an exempt-interest dividend.

EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2004

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

The Economy

- While Florida's economy registered only modest job growth in late 2003 and early 2004, it nonetheless managed to outpace the nation as a whole. The state's key tourism sector and its construction sector - fueled by a surging housing market - have been the primary drivers of job growth. The state's jobless rate was 4.8% in March 2004, down from 5.3% a year ago.

- Insured* water and sewer bonds represented the Portfolio's largest sector weighting at March 31, 2004. These bonds have offered stable revenues in an uncertain economic environment. The sector has offered excellent diversification as many Florida communities upgrade their water facilities due to growth.

- Insured* general obligations (GOs) were a significant commitment for the Portfolio. These insured* issues represented excellent quality, especially at a time when the weak economy continued to pressure industrial and economically-sensitive issuers.

- Insured* electric utility bonds were a significant commitment for the Portfolio. Because they finance projects for essential services, the revenues supporting the bonds are generally non-discretionary and, therefore, generally less subject to economic fluctuations.

- Management continued to emphasize good call protection. With rates likely near their cyclical low, call protection remains a very important strategic consideration for municipal investors.

The Fund

- During the year ended March 31, 2004, the Fund's Class A, Class B and Class C shares had total returns of 3.99%, 3.22% and 3.24%, respectively.(1) For both Class A and Class B, this return resulted from an increase in net asset value
   (NAV) per share to $10.50 on March 31, 2004 from $10.48 on March 31, 2003, and the reinvestment of $0.393 per share for Class A and $0.314 per share for Class B in tax-free income.(2) For Class C, this return resulted from an increase in NAV per share to $9.91 on March 31, 2004 from $9.89 on March 31, 2003, and the reinvestment of $0.298 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2004 of $10.50 per share for Class A, $10.50 for Class B and $9.91 for Class C, the Fund's distribution rates were 3.62%, 2.86% and 2.88%, respectively.(3) The distribution rates are equivalent to taxable rates of 5.57%, 4.40% and 4.43%, respectively.(4)

- The SEC 30-day yields for Class A, Class B and Class C shares at March 31, 2004 were 2.67%, 1.98% and 1.98%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 4.11%, 3.05% and 3.05%, respectively.(4)

(1) THESE RETURNS DO NOT INCLUDE THE 2.25% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B AND CLASS C SHARES.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME AND STATE INTANGIBLES TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.
(3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 35.00% COMBINED FEDERAL INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 2.25% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 3%-1ST YEAR; 2.5%-2ND YEAR; 2%-3RD YEAR; 1%-4TH YEAR. 1-YEAR SEC RETURN FOR CLASS C REFLECTS 1% CDSC.
* PRIVATE INSURANCE DOES NOT DECREASE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH THIS INVESTMENT.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED RETURN.

FUND INFORMATION
as of March 31, 2004

PERFORMANCE(6)                                            CLASS A    CLASS B   CLASS C
--------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                    3.99%      3.22%     3.24%
Five Years                                                  4.81       4.05      4.02
Ten Years                                                   N.A.       4.24      4.21
Life of Fund+                                               5.01       4.39      3.66

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                    1.66%      0.22%     2.24%
Five Years                                                  4.33       4.05      4.02
Ten Years                                                   N.A.       4.24      4.21
Life of Fund+                                               4.70       4.39      3.66

+Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* March 31, 1994 - March 31, 2004

                    EATON VANCE FLORIDA
                     LIMITED MATURITY           LEHMAN BROTHERS
                     MUNICIPALS FUND            7-YEAR MUNICIPAL
                          CLASS B                  BOND INDEX
------------------------------------------------------------------
            3/31/1994      10,000                    10,000
            4/30/1994      10,091                    10,085
            5/31/1994      10,158                    10,172
            6/30/1994      10,115                    10,110
            7/31/1994      10,254                    10,295
            8/31/1994      10,263                    10,331
            9/30/1994      10,170                    10,180
           10/31/1994      10,058                     9,999
           11/30/1994       9,922                     9,818
           12/31/1994      10,049                    10,034
            1/31/1995      10,229                    10,321
            2/28/1995      10,417                    10,621
            3/31/1995      10,479                    10,743
            4/30/1995      10,484                    10,756
            5/31/1995      10,682                    11,099
            6/30/1995      10,674                    11,002
            7/31/1995      10,783                    11,106
            8/31/1995      10,879                    11,247
            9/30/1995      10,903                    11,318
           10/31/1995      10,981                    11,483
           11/30/1995      11,057                    11,673
           12/31/1995      11,123                    11,785
            1/31/1996      11,191                    11,874
            2/29/1996      11,118                    11,794
            3/31/1996      10,980                    11,644
            4/30/1996      10,950                    11,611
            5/31/1996      10,920                    11,606
            6/30/1996      10,969                    11,733
            7/31/1996      11,035                    11,839
            8/31/1996      11,039                    11,836
            9/30/1996      11,132                    12,001
           10/31/1996      11,189                    12,137
           11/30/1996      11,370                    12,359
           12/31/1996      11,297                    12,307
            1/31/1997      11,266                    12,331
            2/28/1997      11,352                    12,444
            3/31/1997      11,205                    12,278
            4/30/1997      11,284                    12,381
            5/31/1997      11,422                    12,567
            6/30/1997      11,494                    12,701
            7/31/1997      11,687                    13,053
            8/31/1997      11,566                    12,930
            9/30/1997      11,649                    13,084
           10/31/1997      11,697                    13,168
           11/30/1997      11,749                    13,245
           12/31/1997      11,876                    13,439
            1/31/1998      11,994                    13,577
            2/28/1998      12,000                    13,581
            3/31/1998      11,998                    13,593
            4/30/1998      11,942                    13,532
            5/31/1998      12,084                    13,746
            6/30/1998      12,099                    13,800
            7/31/1998      12,124                    13,835
            8/31/1998      12,284                    14,049
            9/30/1998      12,403                    14,224
           10/31/1998      12,357                    14,224
           11/30/1998      12,385                    14,273
           12/31/1998      12,420                    14,309
            1/31/1999      12,530                    14,479
            2/28/1999      12,449                    14,416
            3/31/1999      12,423                    14,436
            4/30/1999      12,449                    14,472
            5/31/1999      12,368                    14,388
            6/30/1999      12,197                    14,181
            7/31/1999      12,211                    14,233
            8/31/1999      12,104                    14,119
            9/30/1999      12,056                    14,125
           10/31/1999      11,922                    13,972
           11/30/1999      12,036                    14,120
           12/31/1999      11,949                    14,015
            1/31/2000      11,817                    13,954
            2/29/2000      11,940                    14,116
            3/31/2000      12,153                    14,425
            4/30/2000      12,094                    14,339
            5/31/2000      12,004                    14,265
            6/30/2000      12,284                    14,643
            7/31/2000      12,414                    14,847
            8/31/2000      12,579                    15,075
            9/30/2000      12,516                    14,997
           10/31/2000      12,659                    15,161
           11/30/2000      12,711                    15,275
           12/31/2000      12,969                    15,653
            1/31/2001      13,063                    15,808
            2/28/2001      13,102                    15,858
            3/31/2001      13,217                    16,000
            4/30/2001      13,116                    15,827
            5/31/2001      13,220                    15,997
            6/30/2001      13,300                    16,104
            7/31/2001      13,448                    16,343
            8/31/2001      13,636                    16,612
            9/30/2001      13,617                    16,556
           10/31/2001      13,682                    16,745
           11/30/2001      13,579                    16,612
           12/31/2001      13,516                    16,455
            1/31/2002      13,664                    16,740
            2/28/2002      13,829                    16,942
            3/31/2002      13,612                    16,610
            4/30/2002      13,818                    16,935
            5/31/2002      13,900                    17,038
            6/30/2002      14,026                    17,218
            7/31/2002      14,174                    17,439
            8/31/2002      14,270                    17,649
            9/30/2002      14,562                    18,035
           10/31/2002      14,282                    17,736
           11/30/2002      14,195                    17,663
           12/31/2002      14,539                    18,035
            1/31/2003      14,436                    17,990
            2/28/2003      14,673                    18,241
            3/31/2003      14,678                    18,252
            4/30/2003      14,784                    18,373
            5/31/2003      15,088                    18,803
            6/30/2003      14,943                    18,723
            7/31/2003      14,441                    18,068
            8/31/2003      14,578                    18,203
            9/30/2003      14,957                    18,738
           10/31/2003      14,866                    18,643
           11/30/2003      15,049                    18,838
           12/31/2003      15,141                    18,994
            1/31/2004      15,107                    19,102
            2/29/2004      15,335                    19,390
            3/31/2004      15,150                    19,322

*Sources: Thomson Financial; Lipper Inc. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $14,611 on March 31, 2004; $14,284, including maximum 2.25% sales charge. An investment in the Fund's Class C shares on 3/31/94 at net asset value would have been worth $15,099 on March 31, 2004. The performance graph and table do not reflect the deduction of taxes that a shareholder would incur on Fund distributions or the redemption of Fund shares.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 100.00% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2004 is designated as an exempt-interest dividend.

EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2004

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

The Economy

- The Massachusetts economy has bounced back somewhat from the severe job declines suffered following the 2001 recession. However, employment in the technology and finance sectors, which drove the commonwealth's economy in the previous decade, remained well below its pre-recession peak. The state's March 2004 jobless rate was 5.1%, down from 5.9% a year ago.

- Insured* general obligations (GOs) were the Portfolio's largest sector weighting at March 31, 2004. The sluggish Massachusetts economy has clouded the revenue outlook for many towns. A diversified mix of insured* GOs provided some insulation from those concerns.

- Education bonds were among the Portfolio's largest holdings, providing excellent quality from well-regarded issuers. Investments included issues for some of the state's finest colleges and secondary schools.

- Insured* transportation bonds were significant holdings for the Portfolio. Investments included a broad array of projects, ranging from mass transit issues to highways to port authorities.

- Management continued its efforts to upgrade the Portfolio's call protection by focusing on non-callable issues and trading from shorter-call issues into bonds with more favorable call characteristics.

The Fund

- During the year ended March 31, 2004, the Fund's Class A, Class B and Class C shares had total returns of 3.84%, 3.16% and 3.09%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.46 on March 31, 2004 from $10.45 on March 31, 2003, and the reinvestment of $0.385 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV per share to $10.45 on March 31, 2004 from $10.43 on March 31, 2003, and the reinvestment of $0.306 per share in tax-free income.(2) For Class C, this return resulted from an increase in NAV per share to $10.02 on March 31, 2004 from $10.01 on March 31, 2003 and the reinvestment of $0.295 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2004 of $10.46 per share for Class A, $10.45 for Class B and $10.02 per share for Class C, the Fund's distribution rates were 3.54%, 2.78% and 2.79%, respectively.(3) The distribution rates are equivalent to taxable rates of 5.75%, 4.52% and 4.53%, respectively.(4)

- The SEC 30-day yields for Class A, Class B and Class C shares at March 31, 2004 were 2.66%, 1.97% and 1.97%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 4.32%, 3.20% and 3.20%, respectively.(4)

(1) THESE RETURNS DO NOT INCLUDE THE 2.25% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B AND CLASS C SHARES.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.
(3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.45% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 2.25% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 3%-1ST YEAR; 2.5%-2ND YEAR; 2%-3RD YEAR; 1%-4TH YEAR. 1-YEAR SEC RETURN FOR CLASS C REFLECTS 1% CDSC.
* PRIVATE INSURANCE DOES NOT DECREASE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH THIS INVESTMENT.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED RETURN.

FUND INFORMATION
as of March 31, 2004

PERFORMANCE(6)                                          CLASS A   CLASS B  CLASS C
----------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                  3.84%     3.16%    3.09%
Five Years                                                4.63      3.81     3.88
Ten Years                                                 N.A.      4.25     4.28
Life of Fund+                                             5.06      4.33     3.77

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                  1.51%     0.16%    2.09%
Five Years                                                4.16      3.81     3.88
Ten Years                                                 N.A.      4.25     4.28
Life of Fund+                                             4.75      4.33     3.77

+Inception Dates - Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* March 31, 1994 - March 31, 2004

                           EATON VANCE MASSACHUSETTS
                          LIMITED MATURITY MUNICIPALS        LEHMAN BORTHERS 7-YEAR
                                FUND CLASS B                  MUNICIPAL BOND INDEX
-------------------------------------------------------------------------------------
            3/31/1994              10,000                             10,000
            4/30/1994              10,072                             10,085
            5/31/1994              10,130                             10,172
            6/30/1994              10,087                             10,110
            7/31/1994              10,228                             10,295
            8/31/1994              10,248                             10,331
            9/30/1994              10,145                             10,180
           10/31/1994              10,042                              9,999
           11/30/1994               9,915                              9,818
           12/31/1994              10,059                             10,034
            1/31/1995              10,220                             10,321
            2/28/1995              10,421                             10,621
            3/31/1995              10,484                             10,743
            4/30/1995              10,490                             10,756
            5/31/1995              10,680                             11,099
            6/30/1995              10,641                             11,002
            7/31/1995              10,741                             11,106
            8/31/1995              10,838                             11,247
            9/30/1995              10,883                             11,318
           10/31/1995              10,959                             11,483
           11/30/1995              11,068                             11,673
           12/31/1995              11,112                             11,785
            1/31/1996              11,179                             11,874
            2/29/1996              11,126                             11,794
            3/31/1996              11,017                             11,644
            4/30/1996              10,964                             11,611
            5/31/1996              10,942                             11,606
            6/30/1996              11,003                             11,733
            7/31/1996              11,068                             11,839
            8/31/1996              11,070                             11,836
            9/30/1996              11,174                             12,001
           10/31/1996              11,264                             12,137
           11/30/1996              11,423                             12,359
           12/31/1996              11,347                             12,307
            1/31/1997              11,349                             12,331
            2/28/1997              11,445                             12,444
            3/31/1997              11,319                             12,278
            4/30/1997              11,399                             12,381
            5/31/1997              11,537                             12,567
            6/30/1997              11,620                             12,701
            7/31/1997              11,804                             13,053
            8/31/1997              11,738                             12,930
            9/30/1997              11,810                             13,084
           10/31/1997              11,824                             13,168
           11/30/1997              11,887                             13,245
           12/31/1997              12,049                             13,439
            1/31/1998              12,133                             13,577
            2/28/1998              12,150                             13,581
            3/31/1998              12,148                             13,593
            4/30/1998              12,067                             13,532
            5/31/1998              12,234                             13,746
            6/30/1998              12,236                             13,800
            7/31/1998              12,249                             13,835
            8/31/1998              12,421                             14,049
            9/30/1998              12,565                             14,224
           10/31/1998              12,518                             14,224
           11/30/1998              12,522                             14,273
           12/31/1998              12,582                             14,309
            1/31/1999              12,706                             14,479
            2/28/1999              12,612                             14,416
            3/31/1999              12,585                             14,436
            4/30/1999              12,624                             14,472
            5/31/1999              12,541                             14,388
            6/30/1999              12,344                             14,181
            7/31/1999              12,381                             14,233
            8/31/1999              12,248                             14,119
            9/30/1999              12,199                             14,125
           10/31/1999              12,050                             13,972
           11/30/1999              12,151                             14,120
           12/31/1999              12,063                             14,015
            1/31/2000              11,943                             13,954
            2/29/2000              12,054                             14,116
            3/31/2000              12,255                             14,425
            4/30/2000              12,208                             14,339
            5/31/2000              12,117                             14,265
            6/30/2000              12,374                             14,643
            7/31/2000              12,530                             14,847
            8/31/2000              12,670                             15,075
            9/30/2000              12,633                             14,997
           10/31/2000              12,738                             15,161
           11/30/2000              12,803                             15,275
           12/31/2000              13,050                             15,653
            1/31/2001              13,144                             15,808
            2/28/2001              13,196                             15,858
            3/31/2001              13,286                             16,000
            4/30/2001              13,144                             15,827
            5/31/2001              13,288                             15,997
            6/30/2001              13,382                             16,104
            7/31/2001              13,543                             16,343
            8/31/2001              13,730                             16,612
            9/30/2001              13,709                             16,556
           10/31/2001              13,813                             16,745
           11/30/2001              13,694                             16,612
           12/31/2001              13,576                             16,455
            1/31/2002              13,683                             16,740
            2/28/2002              13,848                             16,942
            3/31/2002              13,587                             16,610
            4/30/2002              13,807                             16,935
            5/31/2002              13,876                             17,038
            6/30/2002              14,030                             17,218
            7/31/2002              14,178                             17,439
            8/31/2002              14,289                             17,649
            9/30/2002              14,610                             18,035
           10/31/2002              14,343                             17,736
           11/30/2002              14,229                             17,663
           12/31/2002              14,547                             18,035
            1/31/2003              14,446                             17,990
            2/28/2003              14,700                             18,241
            3/31/2003              14,705                             18,252
            4/30/2003              14,797                             18,373
            5/31/2003              15,087                             18,803
            6/30/2003              14,983                             18,723
            7/31/2003              14,464                             18,068
            8/31/2003              14,587                             18,203
            9/30/2003              14,967                             18,738
           10/31/2003              14,861                             18,643
           11/30/2003              15,030                             18,838
           12/31/2003              15,122                             18,994
            1/31/2004              15,115                             19,102
            2/29/2004              15,357                             19,390
            3/31/2004              15,170                             19,322

*Sources: Thomson Financial; Lipper Inc. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $14,644 on March 31, 2004; $14,333, including maximum 2.25% sales charge. An investment in the Fund's Class C shares on 3/31/94 at net asset value would have been worth $15,207 on March 31, 2004. The performance graph and table do not reflect the deduction of taxes that a shareholder would incur on Fund distributions or the redemption of Fund shares.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 100.00% of the total dividends paid by the Fund from net investment income during the year

EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2004

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

The Economy

- New Jersey's economy continued to produce jobs faster than the nation as a whole. Among the state's stronger sectors were education, health care, retail, government, and professional and business services, while information, utilities and transportation lagged. The state's March 2004 jobless rate was 5.2%, down from 6.1% a year ago.

- Insured* and uninsured general obligations (GOs) were among the Portfolio's largest sector weightings at March 31, 2004. Reflecting the state's improving economy, selected county, city and school district bonds afforded the Portfolio quality, secure income and good diversification.

- Insured* water and sewer issues were large commitments for the Portfolio. The rapid growth of many New Jersey communities has dramatically increased the need for upgrades to water facilities and produced additional opportunities in water and sewer bonds.

- One of the Portfolio's key concentrations was in insured* transportation bonds. The largest such investment was an issue for a port authority that operates ports, bridges, ferry service, cruises and economic development in southern New Jersey.

- Management continued to emphasize sector diversification. Toward that end, the Portfolio took advantage of its flexibility to use Puerto Rico and Guam issues. These investments provided good quality and included general obligations, electric utilities, transportation and lease revenue bonds.

The Fund

- During the year ended March 31, 2004, the Fund's Class A and Class B shares had total returns of 4.22% and 3.45%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.36 on March 31, 2004 from $10.30 on March 31, 2003, and the reinvestment of $0.370 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV per share to $10.35 on March 31, 2004 from $10.29 on March 31, 2003, and the reinvestment of $0.292 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on March 31, 2004 of $10.36 per share for Class A and $10.35 per share for Class B, the Fund's distribution rates were 3.57% and 2.80%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 5.87% and 4.60%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at March 31, 2004 were 2.70% and 2.01%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 4.44% and 3.30%, respectively.(4)

(1) THESE RETURNS DO NOT INCLUDE THE 2.25% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.
(3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 39.14% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 2.25% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 3%-1ST YEAR; 2.5%-2ND YEAR; 2%-3RD YEAR; 1%-4TH YEAR.
* PRIVATE INSURANCE DOES NOT DECREASE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH THIS INVESTMENT.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED RETURN.

FUND INFORMATION
as of March 31, 2004

PERFORMANCE(6)                                               CLASS A   CLASS B
------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                       4.22%    3.45%
Five Years                                                     4.51     3.69
Ten Years                                                      N.A.     4.14
Life of Fund+                                                  4.97     4.27

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                       1.85%    0.45%
Five Years                                                     4.03     3.69
Ten Years                                                      N.A.     4.14
Life of Fund+                                                  4.66     4.27

+Inception date: Class A: 6/27/96; Class B: 6/1/92

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* March 31, 1994 - March 31, 2004

                       EATON VANCE NEW JERSEY             LEHMAN BROTHERS
                     LIMITED MATURITY MUNICIPALS         7-YEAR MUNICIPAL
                             FUND CLASS B                   BOND INDEX
-------------------------------------------------------------------------------------
            3/31/1994           10,000                         10,000
            4/30/1994           10,071                         10,085
            5/31/1994           10,128                         10,172
            6/30/1994           10,084                         10,110
            7/31/1994           10,203                         10,295
            8/31/1994           10,222                         10,331
            9/30/1994           10,139                         10,180
           10/31/1994           10,026                          9,999
           11/30/1994            9,889                          9,818
           12/31/1994           10,043                         10,034
            1/31/1995           10,213                         10,321
            2/28/1995           10,380                         10,621
            3/31/1995           10,453                         10,743
            4/30/1995           10,447                         10,756
            5/31/1995           10,646                         11,099
            6/30/1995           10,585                         11,002
            7/31/1995           10,684                         11,106
            8/31/1995           10,759                         11,247
            9/30/1995           10,814                         11,318
           10/31/1995           10,913                         11,483
           11/30/1995           11,043                         11,673
           12/31/1995           11,088                         11,785
            1/31/1996           11,155                         11,874
            2/29/1996           11,082                         11,794
            3/31/1996           10,953                         11,644
            4/30/1996           10,891                         11,611
            5/31/1996           10,860                         11,606
            6/30/1996           10,942                         11,733
            7/31/1996           11,063                         11,839
            8/31/1996           11,033                         11,836
            9/30/1996           11,147                         12,001
           10/31/1996           11,203                         12,137
           11/30/1996           11,373                         12,359
           12/31/1996           11,344                         12,307
            1/31/1997           11,390                         12,331
            2/28/1997           11,476                         12,444
            3/31/1997           11,339                         12,278
            4/30/1997           11,374                         12,381
            5/31/1997           11,512                         12,567
            6/30/1997           11,607                         12,701
            7/31/1997           11,836                         13,053
            8/31/1997           11,703                         12,930
            9/30/1997           11,809                         13,084
           10/31/1997           11,835                         13,168
           11/30/1997           11,876                         13,245
           12/31/1997           12,014                         13,439
            1/31/1998           12,122                         13,577
            2/28/1998           12,116                         13,581
            3/31/1998           12,103                         13,593
            4/30/1998           12,023                         13,532
            5/31/1998           12,201                         13,746
            6/30/1998           12,216                         13,800
            7/31/1998           12,230                         13,835
            8/31/1998           12,390                         14,049
            9/30/1998           12,498                         14,224
           10/31/1998           12,475                         14,224
           11/30/1998           12,468                         14,273
           12/31/1998           12,481                         14,309
            1/31/1999           12,604                         14,479
            2/28/1999           12,536                         14,416
            3/31/1999           12,522                         14,436
            4/30/1999           12,562                         14,472
            5/31/1999           12,481                         14,388
            6/30/1999           12,311                         14,181
            7/31/1999           12,350                         14,233
            8/31/1999           12,256                         14,119
            9/30/1999           12,221                         14,125
           10/31/1999           12,099                         13,972
           11/30/1999           12,202                         14,120
           12/31/1999           12,116                         14,015
            1/31/2000           12,061                         13,954
            2/29/2000           12,148                         14,116
            3/31/2000           12,338                         14,425
            4/30/2000           12,280                         14,339
            5/31/2000           12,204                         14,265
            6/30/2000           12,461                         14,643
            7/31/2000           12,606                         14,847
            8/31/2000           12,747                         15,075
            9/30/2000           12,699                         14,997
           10/31/2000           12,793                         15,161
           11/30/2000           12,847                         15,275
           12/31/2000           13,121                         15,653
            1/31/2001           13,216                         15,808
            2/28/2001           13,244                         15,858
            3/31/2001           13,348                         16,000
            4/30/2001           13,222                         15,827
            5/31/2001           13,328                         15,997
            6/30/2001           13,424                         16,104
            7/31/2001           13,574                         16,343
            8/31/2001           13,762                         16,612
            9/30/2001           13,637                         16,556
           10/31/2001           13,729                         16,745
           11/30/2001           13,585                         16,612
           12/31/2001           13,482                         16,455
            1/31/2002           13,657                         16,740
            2/28/2002           13,837                         16,942
            3/31/2002           13,605                         16,610
            4/30/2002           13,812                         16,935
            5/31/2002           13,895                         17,038
            6/30/2002           14,008                         17,218
            7/31/2002           14,142                         17,439
            8/31/2002           14,239                         17,649
            9/30/2002           14,463                         18,035
           10/31/2002           14,169                         17,736
           11/30/2002           14,125                         17,663
           12/31/2002           14,416                         18,035
            1/31/2003           14,301                         17,990
            2/28/2003           14,514                         18,241
            3/31/2003           14,506                         18,252
            4/30/2003           14,624                         18,373
            5/31/2003           14,940                         18,803
            6/30/2003           14,848                         18,723
            7/31/2003           14,270                         18,068
            8/31/2003           14,376                         18,203
            9/30/2003           14,797                         18,738
           10/31/2003           14,703                         18,643
           11/30/2003           14,869                         18,838
           12/31/2003           14,959                         18,994
            1/31/2004           14,981                         19,102
            2/29/2004           15,222                         19,390
            3/31/2004           15,007                         19,322

*Sources: Thomson Financial; Lipper Inc. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $15,880 on March 31, 2004; $15,124 including maximum 2.25% sales charge. The performance graph and table do not reflect the deduction of taxes that a shareholder would incur on Fund distributions or the redemption of Fund shares.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 98.87% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2004 is designated as an exempt-interest dividend.

EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2004

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

The Economy

- The New York economy improved in 2003 and early 2004, although job creation was sporadic. The pace of hiring in the key financial services and manufacturing sectors remained central to the still-evolving recovery of the New York economy. The state's March 2004 jobless rate was 6.5%, up slightly from 6.3% a year ago.

- Insured* transportation bonds were the Portfolio's largest sector weighting at March 31, 2004. The Portfolio's investments included key segments of the state's transportation grid, such as bonds for thruways, a county airport authority and New York City mass transit issues.

- Insured* general obligations (GOs) constitute a significant portion of New York issuance and were major holdings for the Portfolio. The Portfolio's investments were a representative mix of issuers, including New York City, upstate communities and towns in western New York.

- Special tax revenue bonds were large investments. Secured by special assessments, the bonds help defray costs on improvements or infrastructures that benefit local property owners.

- Puerto Rico and Guam bonds played a role in management's efforts to diversify the Portfolio. Such investments included GOs, industrial development revenue bonds, electric utilities and transportation bonds.

The Fund

- During the year ended March 31, 2004, the Fund's Class A, Class B and Class C shares had total returns of 4.51%, 3.73% and 3.76%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.85 on March 31, 2004 from $10.77 on March 31, 2003, and the reinvestment of $0.400 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV per share to $10.84 on March 31, 2004 from $10.76 on March 31, 2003, and the reinvestment of $0.318 per share in tax-free income.(2) For Class C, this return resulted from an increase in NAV per share to $10.31 on March 31, 2004 from $10.23 on March 31, 2003, and the reinvestment of $0.301 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2004 of $10.85 per share for Class A, $10.84 for Class B and $10.31 per share for Class C, the Fund's distribution rates were 3.59%, 2.83% and 2.81%, respectively.(3) The distribution rates are equivalent to taxable rates of 5.98%, 4.72% and 4.68%, respectively.(4)

- The SEC 30-day yields for Class A, Class B and Class C shares at March 31, 2004 were 2.66%, 1.97% and 1.97%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 4.43%, 3.28% and 3.28%, respectively.(4)

(1) THESE RETURNS DO NOT INCLUDE THE 2.25% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B AND CLASS C SHARES.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.
(3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 40.01% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 2.25% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 3%-1ST YEAR; 2.5%-2ND YEAR; 2%-3RD YEAR; 1%-4TH YEAR. 1-YEAR SEC RETURN FOR CLASS C REFLECTS 1% CDSC.
* PRIVATE INSURANCE DOES NOT DECREASE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH THIS INVESTMENT.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED RETURN.

FUND INFORMATION
as of March 31, 2004

PERFORMANCE(6)                                        CLASS A   CLASS B   CLASS C
---------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                4.51%     3.73%    3.76%
Five Years                                              4.95      4.13     4.18
Ten Years                                               N.A.      4.58     4.56
Life of Fund+                                           5.49      4.65     4.02

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                2.14%     0.73%    2.76%
Five Years                                              4.48      4.13     4.18
Ten Years                                               N.A.      4.58     4.56
Life of Fund+                                           5.19      4.65     4.02

+Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* March 31, 1994 - March 31, 2004

                               EATON VANCE NEW YORK
                                 LIMITED MATURITY
                                 MUNICIPALS FUND           LEHMAN BROTHERS 7-YEAR
                                     CLASS B                MUNICIPAL BOND INDEX
-------------------------------------------------------------------------------------
            3/31/1994                 10,000                        10,000
            4/30/1994                 10,071                        10,085
            5/31/1994                 10,138                        10,172
            6/30/1994                 10,115                        10,110
            7/31/1994                 10,234                        10,295
            8/31/1994                 10,243                        10,331
            9/30/1994                 10,141                        10,180
           10/31/1994                 10,028                         9,999
           11/30/1994                  9,851                         9,818
           12/31/1994                 10,000                        10,034
            1/31/1995                 10,180                        10,321
            2/28/1995                 10,379                        10,621
            3/31/1995                 10,441                        10,743
            4/30/1995                 10,446                        10,756
            5/31/1995                 10,644                        11,099
            6/30/1995                 10,616                        11,002
            7/31/1995                 10,714                        11,106
            8/31/1995                 10,811                        11,247
            9/30/1995                 10,835                        11,318
           10/31/1995                 10,933                        11,483
           11/30/1995                 11,042                        11,673
           12/31/1995                 11,098                        11,785
            1/31/1996                 11,165                        11,874
            2/29/1996                 11,093                        11,794
            3/31/1996                 10,975                        11,644
            4/30/1996                 10,935                        11,611
            5/31/1996                 10,904                        11,606
            6/30/1996                 10,975                        11,733
            7/31/1996                 11,041                        11,839
            8/31/1996                 11,021                        11,836
            9/30/1996                 11,136                        12,001
           10/31/1996                 11,214                        12,137
           11/30/1996                 11,394                        12,359
           12/31/1996                 11,331                        12,307
            1/31/1997                 11,311                        12,331
            2/28/1997                 11,395                        12,444
            3/31/1997                 11,282                        12,278
            4/30/1997                 11,362                        12,381
            5/31/1997                 11,510                        12,567
            6/30/1997                 11,616                        12,701
            7/31/1997                 11,901                        13,053
            8/31/1997                 11,802                        12,930
            9/30/1997                 11,908                        13,084
           10/31/1997                 11,934                        13,168
           11/30/1997                 11,985                        13,245
           12/31/1997                 12,158                        13,439
            1/31/1998                 12,242                        13,577
            2/28/1998                 12,259                        13,581
            3/31/1998                 12,258                        13,593
            4/30/1998                 12,166                        13,532
            5/31/1998                 12,344                        13,746
            6/30/1998                 12,370                        13,800
            7/31/1998                 12,383                        13,835
            8/31/1998                 12,566                        14,049
            9/30/1998                 12,721                        14,224
           10/31/1998                 12,675                        14,224
           11/30/1998                 12,692                        14,273
           12/31/1998                 12,729                        14,309
            1/31/1999                 12,841                        14,479
            2/28/1999                 12,798                        14,416
            3/31/1999                 12,772                        14,436
            4/30/1999                 12,812                        14,472
            5/31/1999                 12,744                        14,388
            6/30/1999                 12,563                        14,181
            7/31/1999                 12,602                        14,233
            8/31/1999                 12,485                        14,119
            9/30/1999                 12,463                        14,125
           10/31/1999                 12,292                        13,972
           11/30/1999                 12,395                        14,120
           12/31/1999                 12,310                        14,015
            1/31/2000                 12,231                        13,954
            2/29/2000                 12,356                        14,116
            3/31/2000                 12,608                        14,425
            4/30/2000                 12,526                        14,339
            5/31/2000                 12,425                        14,265
            6/30/2000                 12,733                        14,643
            7/31/2000                 12,903                        14,847
            8/31/2000                 13,070                        15,075
            9/30/2000                 12,997                        14,997
           10/31/2000                 13,129                        15,161
           11/30/2000                 13,196                        15,275
           12/31/2000                 13,521                        15,653
            1/31/2001                 13,643                        15,808
            2/28/2001                 13,671                        15,858
            3/31/2001                 13,775                        16,000
            4/30/2001                 13,624                        15,827
            5/31/2001                 13,769                        15,997
            6/30/2001                 13,865                        16,104
            7/31/2001                 14,041                        16,343
            8/31/2001                 14,256                        16,612
            9/30/2001                 14,051                        16,556
           10/31/2001                 14,143                        16,745
           11/30/2001                 14,013                        16,612
           12/31/2001                 13,925                        16,455
            1/31/2002                 14,101                        16,740
            2/28/2002                 14,267                        16,942
            3/31/2002                 14,010                        16,610
            4/30/2002                 14,245                        16,935
            5/31/2002                 14,355                        17,038
            6/30/2002                 14,468                        17,218
            7/31/2002                 14,630                        17,439
            8/31/2002                 14,754                        17,649
            9/30/2002                 15,032                        18,035
           10/31/2002                 14,713                        17,736
           11/30/2002                 14,628                        17,663
           12/31/2002                 14,987                        18,035
            1/31/2003                 14,817                        17,990
            2/28/2003                 15,084                        18,241
            3/31/2003                 15,077                        18,252
            4/30/2003                 15,213                        18,373
            5/31/2003                 15,547                        18,803
            6/30/2003                 15,444                        18,723
            7/31/2003                 14,914                        18,068
            8/31/2003                 15,023                        18,203
            9/30/2003                 15,416                        18,738
           10/31/2003                 15,354                        18,643
           11/30/2003                 15,509                        18,838
           12/31/2003                 15,587                        18,994
            1/31/2004                 15,596                        19,102
            2/29/2004                 15,853                        19,390
            3/31/2004                 15,640                        19,322

*Sources: Thomson Financial; Lipper Inc. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $15,144 on March 31, 2003; $14,804, including maximum 2.25% sales charge. An investment in the Fund's Class C shares on 3/31/94 at net asset value would have been worth $15,624 on March 31, 2004. The performance graph and table do not reflect the deduction of taxes that a shareholder would incur on Fund distributions or the redemption of Fund shares.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 100.00% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2004 is designated as an exempt-interest dividend.

EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2004

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

The Economy

- Ohio's economy continued to shed jobs in the manufacturing sector, which accounts for 16% of the state's workforce, with especially severe losses in the steel and auto areas. Meanwhile, education, health care and financial services continued to generate some job momentum. The state's March 2004 jobless rate was 5.7%, down from 6.3% a year ago.

- Insured* and uninsured general obligations (GOs) were among the Fund's largest sector weighting at March 31, 2004. Insured* school district GOs have been especially valued by investors in a difficult economic climate that has hurt some of Ohio's industrial and economically sensitive issuers.

- Education bonds contributed to the Portfolio's performance, providing excellent quality in a slow economic climate. The Portfolio holdings included Higher Education Facilities Commission bonds for some of Ohio's leading universities.

- The Portfolio remained very selective within the hospital sector. Management focused its investments on acute care institutions with good market share, as well as facilities with in-demand health care specialties, such as cancer treatment, dialysis or cardiac care.

- Management continued to monitor the Portfolio's call protection. The Portfolio sold bonds with approaching call dates in favor of high quality, non-callable bonds and bonds with more attractive call characteristics.

The Fund

- During the year ended March 31, 2004, the Fund's Class A and Class B shares had total returns of 3.80% and 3.06%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.02 on March 31, 2004 from $10.01 on March 31, 2003, and the reinvestment of $0.364 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV per share to $10.01 on March 31, 2004 from $10.00 on March 31, 2003, and the reinvestment of $0.292 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on March 31, 2004 of $10.02 per share for Class A and $10.01 per share for Class B, the Fund's distribution rates were 3.49% and 2.75%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 5.81% and 4.57%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at March 31, 2004 were 2.37% and 1.67%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 3.94% and 2.78%, respectively.(4)

(1) THESE RETURNS DO NOT INCLUDE THE 2.25% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.
(3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 39.88% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 2.25% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 3%-1ST YEAR; 2.5%-2ND YEAR; 2%-3RD YEAR; 1%-4TH YEAR.
* PRIVATE INSURANCE DOES NOT DECREASE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH THIS INVESTMENT.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED RETURN.

FUND INFORMATION
as of March 31, 2004

PERFORMANCE(6)                                          CLASS A  CLASS B
------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                  3.80%   3.06%
Five Years                                                4.15    3.38
Ten Years                                                 N.A.    4.12
Life of Fund+                                             4.68    3.87

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                  1.46%   0.06%
Five Years                                                3.68    3.38
Ten Years                                                 N.A.    4.12
Life of Fund+                                             4.35    3.87

+Inception date: Class A: 10/22/96; Class B: 4/16/93

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* March 31, 1994 - March 31, 2004

                                  EATON VANCE OHIO
                                  LIMITED MATURITY
                                  MUNICIPALS FUND          LEHMAN BROTHERS 7-YEAR
                                       CLASS B              MUNICIPAL BOND INDEX
-------------------------------------------------------------------------------------
            3/31/1994                   10,000                      10,000
            4/30/1994                   10,092                      10,085
            5/31/1994                   10,139                      10,172
            6/30/1994                   10,103                      10,110
            7/31/1994                   10,235                      10,295
            8/31/1994                   10,253                      10,331
            9/30/1994                   10,145                      10,180
           10/31/1994                   10,027                       9,999
           11/30/1994                    9,885                       9,818
           12/31/1994                   10,023                      10,034
            1/31/1995                   10,207                      10,321
            2/28/1995                   10,367                      10,621
            3/31/1995                   10,440                      10,743
            4/30/1995                   10,433                      10,756
            5/31/1995                   10,647                      11,099
            6/30/1995                   10,595                      11,002
            7/31/1995                   10,664                      11,106
            8/31/1995                   10,773                      11,247
            9/30/1995                   10,830                      11,318
           10/31/1995                   10,942                      11,483
           11/30/1995                   11,042                      11,673
           12/31/1995                   11,098                      11,785
            1/31/1996                   11,145                      11,874
            2/29/1996                   11,092                      11,794
            3/31/1996                   10,970                      11,644
            4/30/1996                   10,939                      11,611
            5/31/1996                   10,918                      11,606
            6/30/1996                   11,036                      11,733
            7/31/1996                   11,093                      11,839
            8/31/1996                   11,086                      11,836
            9/30/1996                   11,216                      12,001
           10/31/1996                   11,287                      12,137
           11/30/1996                   11,474                      12,359
           12/31/1996                   11,433                      12,307
            1/31/1997                   11,413                      12,331
            2/28/1997                   11,536                      12,444
            3/31/1997                   11,397                      12,278
            4/30/1997                   11,469                      12,381
            5/31/1997                   11,612                      12,567
            6/30/1997                   11,699                      12,701
            7/31/1997                   11,948                      13,053
            8/31/1997                   11,858                      12,930
            9/30/1997                   11,934                      13,084
           10/31/1997                   11,961                      13,168
           11/30/1997                   12,004                      13,245
           12/31/1997                   12,136                      13,439
            1/31/1998                   12,248                      13,577
            2/28/1998                   12,255                      13,581
            3/31/1998                   12,243                      13,593
            4/30/1998                   12,198                      13,532
            5/31/1998                   12,346                      13,746
            6/30/1998                   12,363                      13,800
            7/31/1998                   12,378                      13,835
            8/31/1998                   12,532                      14,049
            9/30/1998                   12,620                      14,224
           10/31/1998                   12,599                      14,224
           11/30/1998                   12,616                      14,273
           12/31/1998                   12,654                      14,309
            1/31/1999                   12,783                      14,479
            2/28/1999                   12,713                      14,416
            3/31/1999                   12,687                      14,436
            4/30/1999                   12,690                      14,472
            5/31/1999                   12,633                      14,388
            6/30/1999                   12,444                      14,181
            7/31/1999                   12,472                      14,233
            8/31/1999                   12,363                      14,119
            9/30/1999                   12,352                      14,125
           10/31/1999                   12,226                      13,972
           11/30/1999                   12,306                      14,120
           12/31/1999                   12,204                      14,015
            1/31/2000                   12,094                      13,954
            2/29/2000                   12,170                      14,116
            3/31/2000                   12,313                      14,425
            4/30/2000                   12,265                      14,339
            5/31/2000                   12,172                      14,265
            6/30/2000                   12,424                      14,643
            7/31/2000                   12,586                      14,847
            8/31/2000                   12,732                      15,075
            9/30/2000                   12,707                      14,997
           10/31/2000                   12,696                      15,161
           11/30/2000                   12,737                      15,275
           12/31/2000                   13,020                      15,653
            1/31/2001                   13,145                      15,808
            2/28/2001                   13,173                      15,858
            3/31/2001                   13,252                      16,000
            4/30/2001                   13,106                      15,827
            5/31/2001                   13,229                      15,997
            6/30/2001                   13,341                      16,104
            7/31/2001                   13,508                      16,343
            8/31/2001                   13,604                      16,612
            9/30/2001                   13,567                      16,556
           10/31/2001                   13,659                      16,745
           11/30/2001                   13,519                      16,612
           12/31/2001                   13,420                      16,455
            1/31/2002                   13,554                      16,740
            2/28/2002                   13,720                      16,942
            3/31/2002                   13,502                      16,610
            4/30/2002                   13,725                      16,935
            5/31/2002                   13,805                      17,038
            6/30/2002                   13,960                      17,218
            7/31/2002                   14,108                      17,439
            8/31/2002                   14,204                      17,649
            9/30/2002                   14,458                      18,035
           10/31/2002                   14,207                      17,736
           11/30/2002                   14,114                      17,663
           12/31/2002                   14,396                      18,035
            1/31/2003                   14,287                      17,990
            2/28/2003                   14,545                      18,241
            3/31/2003                   14,533                      18,252
            4/30/2003                   14,612                      18,373
            5/31/2003                   14,881                      18,803
            6/30/2003                   14,772                      18,723
            7/31/2003                   14,264                      18,068
            8/31/2003                   14,359                      18,203
            9/30/2003                   14,705                      18,738
           10/31/2003                   14,623                      18,643
           11/30/2003                   14,767                      18,838
           12/31/2003                   14,859                      18,994
            1/31/2004                   14,866                      19,102
            2/29/2004                   15,113                      19,390
            3/31/2004                   14,979                      19,322

*Sources: Thomson Financial; Lipper Inc. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 10/22/96 at net asset value would have been worth $14,049 on March 31, 2004; $13,728, including maximum 2.25% sales charge. The performance graph and table do not reflect the deduction of taxes that a shareholder would incur on Fund distributions or the redemption of Fund shares.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.91% of the total dividends paid by the Fund from net investment income during the year

EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2004

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

The Economy

- Pennsylvania's recovery from recession has been hindered by continued weakness in its manufacturing sector, especially in the western part of the state, which offset service sector gains elsewhere. Sectors showing strength included education, health care, information and government. The state's March 2004 jobless rate was 5.3%, down from 5.8% a year ago.

- Insured* general obligations (GOs) were the largest sector weighting at March 31, 2004. The Fund's GO investments were well diversified, including issues of the Commonwealth, large urban issuers such as Pittsburgh and Philadelphia and smaller townships.

- Insured* transportation bonds represented a significant investment. Among the Portfolio's holdings were many segments of the Pennsylvania transportation complex, including port authorities, airports, highways and turnpikes.

- Insured* education bonds played a large role in the Portfolio. Tuition costs have historically tended to out-pace inflation, rising even in slow economies, while other industries have lost their pricing flexibility.

- Management continued its efforts to diversify further the Portfolio. In addition, management improved call protection and updated the Portfolio's coupon structure to reflect changing market conditions.

The Fund

- During the year ended March 31, 2004, the Fund's Class A, Class B and Class C shares had total returns of 4.72%, 4.04% and 4.06%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.55 on March 31, 2004 from $10.47 on March 31, 2003, and the reinvestment of $0.408 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV per share to $10.55 on March 31, 2004 from $10.46 on March 31, 2003, and the reinvestment of $0.328 per share in tax-free income.(2) For Class C, this return resulted from an increase in NAV per share to $10.00 on March 31, 2004 from $9.91 on March 31, 2003, and the reinvestment of $0.308 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2004 of $10.55 per share for Class A, $10.55 for Class B and $10.00 for Class C, the Fund's distribution rates were 3.79%, 3.03% and 3.00%, respectively.(3) The distribution rates are equivalent to taxable rates of 6.02%, 4.81% and 4.76%, respectively.(4)

- The SEC 30-day yields for Class A, Class B and Class C shares at March 31, 2004 were 2.79%, 2.10% and 2.10%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 4.43%, 3.33% and 3.33%, respectively.(4)

(1) THESE RETURNS DO NOT INCLUDE THE 2.25% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B AND CLASS C SHARES.
(2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.
(3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE.
(4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 37.00% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES.
(5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.
(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 2.25% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 3%-1ST YEAR; 2.5%-2ND YEAR; 2%-3RD YEAR; 1%-4TH YEAR. 1-YEAR SEC RETURN FOR CLASS C REFLECTS 1% CDSC.
* PRIVATE INSURANCE DOES NOT DECREASE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH THIS INVESTMENT.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED RETURN.

FUND INFORMATION
as of March 31, 2004

PERFORMANCE(6)                                     CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                             4.72%      4.04%     4.06%
Five Years                                           4.58       3.77      3.81
Ten Years                                            N.A.       4.32      4.33
Life of Fund+                                        5.18       4.50      3.82

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                             2.38%      1.04%     3.06%
Five Years                                           4.11       3.77      3.81
Ten Years                                            N.A.       4.32      4.33
Life of Fund+                                        4.87       4.50      3.82

+Inception Dates - Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* March 31, 1994 - March 31, 2004

                         EATON VANCE PENNSYLVANIA
                             LIMITED MATURITY                LEHMAN BROTHERS 7-YEAR
                             MUNICIPALS FUND                     MUNICIPAL BOND
                                 CLASS B                             INDEX
-------------------------------------------------------------------------------------
            3/31/1994             10,000                             10,000
            4/30/1994             10,082                             10,085
            5/31/1994             10,129                             10,172
            6/30/1994             10,097                             10,110
            7/31/1994             10,236                             10,295
            8/31/1994             10,246                             10,331
            9/30/1994             10,145                             10,180
           10/31/1994             10,034                              9,999
           11/30/1994              9,889                              9,818
           12/31/1994             10,041                             10,034
            1/31/1995             10,200                             10,321
            2/28/1995             10,398                             10,621
            3/31/1995             10,451                             10,743
            4/30/1995             10,467                             10,756
            5/31/1995             10,665                             11,099
            6/30/1995             10,627                             11,002
            7/31/1995             10,715                             11,106
            8/31/1995             10,801                             11,247
            9/30/1995             10,837                             11,318
           10/31/1995             10,925                             11,483
           11/30/1995             11,034                             11,673
           12/31/1995             11,079                             11,785
            1/31/1996             11,137                             11,874
            2/29/1996             11,076                             11,794
            3/31/1996             10,971                             11,644
            4/30/1996             10,910                             11,611
            5/31/1996             10,891                             11,606
            6/30/1996             10,952                             11,733
            7/31/1996             11,018                             11,839
            8/31/1996             11,033                             11,836
            9/30/1996             11,138                             12,001
           10/31/1996             11,206                             12,137
           11/30/1996             11,376                             12,359
           12/31/1996             11,336                             12,307
            1/31/1997             11,350                             12,331
            2/28/1997             11,436                             12,444
            3/31/1997             11,313                             12,278
            4/30/1997             11,371                             12,381
            5/31/1997             11,510                             12,567
            6/30/1997             11,617                             12,701
            7/31/1997             11,902                             13,053
            8/31/1997             11,793                             12,930
            9/30/1997             11,901                             13,084
           10/31/1997             11,927                             13,168
           11/30/1997             11,980                             13,245
           12/31/1997             12,142                             13,439
            1/31/1998             12,262                             13,577
            2/28/1998             12,258                             13,581
            3/31/1998             12,281                             13,593
            4/30/1998             12,202                             13,532
            5/31/1998             12,357                             13,746
            6/30/1998             12,385                             13,800
            7/31/1998             12,364                             13,835
            8/31/1998             12,537                             14,049
            9/30/1998             12,633                             14,224
           10/31/1998             12,601                             14,224
           11/30/1998             12,607                             14,273
           12/31/1998             12,632                             14,309
            1/31/1999             12,756                             14,479
            2/28/1999             12,702                             14,416
            3/31/1999             12,689                             14,436
            4/30/1999             12,729                             14,472
            5/31/1999             12,673                             14,388
            6/30/1999             12,491                             14,181
            7/31/1999             12,505                             14,233
            8/31/1999             12,387                             14,119
            9/30/1999             12,352                             14,125
           10/31/1999             12,181                             13,972
           11/30/1999             12,295                             14,120
           12/31/1999             12,185                             14,015
            1/31/2000             12,079                             13,954
            2/29/2000             12,178                             14,116
            3/31/2000             12,392                             14,425
            4/30/2000             12,347                             14,339
            5/31/2000             12,245                             14,265
            6/30/2000             12,501                             14,643
            7/31/2000             12,645                             14,847
            8/31/2000             12,811                             15,075
            9/30/2000             12,763                             14,997
           10/31/2000             12,868                             15,161
           11/30/2000             12,908                             15,275
           12/31/2000             13,155                             15,653
            1/31/2001             13,263                             15,808
            2/28/2001             13,303                             15,858
            3/31/2001             13,393                             16,000
            4/30/2001             13,254                             15,827
            5/31/2001             13,386                             15,997
            6/30/2001             13,481                             16,104
            7/31/2001             13,642                             16,343
            8/31/2001             13,791                             16,612
            9/30/2001             13,706                             16,556
           10/31/2001             13,811                             16,745
           11/30/2001             13,707                             16,612
           12/31/2001             13,605                             16,455
            1/31/2002             13,779                             16,740
            2/28/2002             13,971                             16,942
            3/31/2002             13,700                             16,610
            4/30/2002             13,933                             16,935
            5/31/2002             14,017                             17,038
            6/30/2002             14,145                             17,218
            7/31/2002             14,281                             17,439
            8/31/2002             14,380                             17,649
            9/30/2002             14,659                             18,035
           10/31/2002             14,300                             17,736
           11/30/2002             14,217                             17,663
           12/31/2002             14,552                             18,035
            1/31/2003             14,426                             17,990
            2/28/2003             14,668                             18,241
            3/31/2003             14,677                             18,252
            4/30/2003             14,827                             18,373
            5/31/2003             15,118                             18,803
            6/30/2003             15,031                             18,723
            7/31/2003             14,516                             18,068
            8/31/2003             14,612                             18,203
            9/30/2003             15,022                             18,738
           10/31/2003             14,947                             18,643
           11/30/2003             15,147                             18,838
           12/31/2003             15,212                             18,994
            1/31/2004             15,223                             19,102
            2/29/2004             15,482                             19,390
            3/31/2004             15,270                             19,322

*Sources: Thomson Financial; Lipper Inc. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $14,796 on March 31, 2004; $14,464, including maximum 2.25% sales charge. An investment in the Fund's Class C shares on 3/31/94 at net asset value would have been worth $15,277 on March 31, 2004. The performance graph and table do not reflect the deduction of taxes that a shareholder would incur on Fund distributions or the redemption of Fund shares.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 100.00% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2004 is designated as an exempt-interest dividend.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of March 31, 2004 FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2004

                                                                     CALIFORNIA        FLORIDA      MASSACHUSETTS
                                                                    LIMITED FUND    LIMITED FUND    LIMITED FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS

Investment in Limited Maturity Municipals Portfolio --
   Identified cost                                                  $  34,462,130   $  69,690,654   $  82,536,040
   Unrealized appreciation                                              1,700,990       3,580,184       4,225,337
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE                             $  36,163,120   $  73,270,838   $  86,761,377
-----------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                     $         107   $     133,602   $      34,350
Prepaid expenses                                                               --           2,418           5,763
-----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                        $  36,163,227   $  73,406,858   $  86,801,490
-----------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                    $     295,867   $      36,327   $      95,441
Dividends payable                                                          55,889          96,005         105,872
Payable to affiliate for Trustees' fees                                        21              37              43
Payable to affiliate for distribution and service fees                         --           3,294           4,844
Accrued expenses                                                            9,812          13,550          16,022
-----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   $     361,589   $     149,213   $     222,222
-----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                          $  35,801,638   $  73,257,645   $  86,579,268
-----------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                     $  34,416,123   $  71,165,231   $  84,310,804
Accumulated net realized loss from Portfolio
   (computed on the basis of identified cost)                            (296,216)     (1,439,962)     (1,879,060)
Accumulated distributions in excess of net investment income              (19,259)        (47,808)        (77,813)
Net unrealized appreciation from Portfolio
   (computed on the basis of identified cost)                           1,700,990       3,580,184       4,225,337
-----------------------------------------------------------------------------------------------------------------
TOTAL                                                               $  35,801,638   $  73,257,645   $  86,579,268
-----------------------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                          $  29,957,313   $  45,088,044   $  47,566,722
SHARES OUTSTANDING                                                      2,836,608       4,292,329       4,545,731
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
    outstanding)                                                    $       10.56   $       10.50   $       10.46
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 97.75 of net asset value per share)             $       10.80   $       10.74   $       10.70
-----------------------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                          $   5,844,325   $   8,943,597   $  10,817,623
SHARES OUTSTANDING                                                        555,360         851,771       1,035,061
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
    outstanding)                                                    $       10.52   $       10.50   $       10.45
-----------------------------------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                          $          --   $  19,226,004   $  28,194,923
SHARES OUTSTANDING                                                             --       1,939,277       2,814,231
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                     $          --   $        9.91   $       10.02
-----------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.

                        See notes to financial statements

                                                                     NEW JERSEY       NEW YORK          OHIO        PENNSYLVANIA
                                                                    LIMITED FUND    LIMITED FUND    LIMITED FUND    LIMITED FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investment in Limited Maturity Municipals Portfolio --
   Identified cost                                                  $  53,199,166   $ 119,635,059   $  21,649,433   $  63,611,470
   Unrealized appreciation                                              3,284,787       6,412,857       1,411,630       3,331,003
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE                             $  56,483,953   $ 126,047,916   $  23,061,063   $  66,942,473
---------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                     $      55,694   $      77,411   $       9,776   $      19,178
Prepaid expenses                                                               --           2,455              --              --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                        $  56,539,647   $ 126,127,782   $  23,070,839   $  66,961,651
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                    $      40,464   $     216,533   $          --   $       8,354
Dividends payable                                                          84,370         155,430          34,261          87,621
Payable to affiliate for Trustees' fees                                        --              --              21              --
Payable to affiliate for distribution and service fees                         --           7,343              --           3,675
Accrued expenses                                                           11,649          21,779           9,434          17,032
---------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   $     136,483   $     401,085   $      43,716   $     116,682
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                          $  56,403,164   $ 125,726,697   $  23,027,123   $  66,844,969
---------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                     $  54,557,087   $ 121,414,187   $  22,342,962   $  64,905,887
Accumulated net realized loss from Portfolio
   (computed on the basis of identified cost)                          (1,405,894)     (1,964,160)       (734,288)     (1,360,285)
Accumulated undistributed (distributions in excess of)
   net investment income                                                  (32,816)       (136,187)          6,819         (31,636)
Net unrealized appreciation from Portfolio
   (computed on the basis of identified cost)                           3,284,787       6,412,857       1,411,630       3,331,003
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                               $  56,403,164   $ 125,726,697   $  23,027,123   $  66,844,969
---------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                          $  46,192,195   $  67,710,771   $  20,403,869   $  35,174,556
SHARES OUTSTANDING                                                      4,460,294       6,239,625       2,036,090       3,333,212
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
    outstanding)                                                    $       10.36   $       10.85   $       10.02   $       10.55
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 97.75 of net asset value per share)              $       10.60   $       11.10   $       10.25   $       10.79
---------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                          $  10,210,969   $  15,389,222   $   2,623,254   $  10,272,737
SHARES OUTSTANDING                                                        986,556       1,419,656         262,177         973,640
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                     $       10.35   $       10.84   $       10.01   $       10.55
---------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                          $          --   $  42,626,704   $          --   $  21,397,676
SHARES OUTSTANDING                                                             --       4,134,449              --       2,140,131
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                     $          --   $       10.31   $          --   $       10.00
---------------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2004

                                                                     CALIFORNIA        FLORIDA      MASSACHUSETTS
                                                                    LIMITED FUND    LIMITED FUND    LIMITED FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                                   $   1,644,350   $   3,191,663   $   3,634,419
Expenses allocated from Portfolio                                        (214,887)       (386,321)       (439,662)
-----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                $   1,429,463   $   2,805,342   $   3,194,757
-----------------------------------------------------------------------------------------------------------------

EXPENSES

Trustees fees and expenses                                          $         196   $       1,794   $       1,800
Distribution and service fees --
   Class A                                                                 44,589          65,895          70,619
   Class B                                                                 53,543          81,563          92,494
   Class C                                                                     --         150,718         217,056
Legal and accounting services                                              15,412          16,781          16,781
Printing and postage                                                        3,160           6,761           9,036
Custodian fee                                                               8,032          12,479          14,134
Transfer and dividend disbursing agent fees                                15,275          33,435          41,462
Registration fees                                                           2,204           6,028           8,302
Miscellaneous                                                               1,794           2,273           2,339
-----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                      $     144,205   $     377,727   $     474,023
-----------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                               $   1,285,258   $   2,427,615   $   2,720,734
-----------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                  $     296,579   $     183,337   $    (140,759)
   Financial futures contracts                                           (300,936)       (504,895)       (737,914)
-----------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                   $      (4,357)  $    (321,558)  $    (878,673)
-----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                              $     188,132   $     771,268   $   1,108,075
   Financial futures contracts                                           (177,660)       (329,833)       (238,658)
-----------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                $      10,472   $     441,435   $     869,417
-----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                             $       6,115   $     119,877   $      (9,256)
-----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $   1,291,373   $   2,547,492   $   2,711,478
-----------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                     NEW JERSEY       NEW YORK          OHIO        PENNSYLVANIA
                                                                    LIMITED FUND    LIMITED FUND    LIMITED FUND    LIMITED FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                                   $   2,401,669   $   5,437,156   $   1,023,963   $   3,053,509
Expenses allocated from Portfolio                                        (300,332)       (644,534)       (146,431)       (366,027)
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                $   2,101,337   $   4,792,622   $     877,532   $   2,687,482
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Trustees fees and expenses                                          $         921   $       3,454   $         196   $       1,703
Distribution and service fees --
   Class A                                                                 65,460          97,631          29,258          52,049
   Class B                                                                 86,844         143,281          24,607          93,457
   Class C                                                                     --         365,482              --         179,029
Legal and accounting services                                              17,806          17,712          15,864          16,974
Printing and postage                                                        4,269          15,618           2,928          10,555
Custodian fee                                                              10,284          17,387           7,635          11,682
Transfer and dividend disbursing agent fees                                32,703          70,674          11,406          46,103
Registration fees                                                           2,330           5,785           2,026           1,864
Miscellaneous                                                               1,857           3,068           1,046           2,280
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                      $     222,474   $     740,092   $      94,966   $     415,696
---------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                               $   1,878,863   $   4,052,530   $     782,566   $   2,271,786
---------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                  $     (85,047)  $    (224,568)  $     (34,016)  $     (76,956)
   Financial futures contracts                                           (564,812)     (1,267,485)       (190,962)       (435,306)
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                   $    (649,859)  $  (1,492,053)  $    (224,978)  $    (512,262)
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                              $   1,054,067   $   2,593,815   $     268,311   $   1,250,059
   Financial futures contracts                                           (188,818)       (395,508)        (66,416)       (283,039)
---------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                $     865,249   $   2,198,307   $     201,895   $     967,020
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                             $     215,390   $     706,254   $     (23,083)  $     454,758
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $   2,094,253   $   4,758,784   $     759,483   $   2,726,544
---------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2004

                                                                     CALIFORNIA        FLORIDA      MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS                                   LIMITED FUND    LIMITED FUND    LIMITED FUND
-----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                            $   1,285,258   $   2,427,615   $   2,720,734
   Net realized loss                                                       (4,357)       (321,558)       (878,673)
   Net change in unrealized appreciation (depreciation)                    10,472         441,435         869,417
-----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $   1,291,373   $   2,547,492   $   2,711,478
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                       $  (1,094,862)  $  (1,643,837)  $  (1,738,510)
      Class B                                                            (174,749)       (270,500)       (300,779)
      Class C                                                                  --        (502,265)       (708,534)
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 $  (1,269,611)  $  (2,416,602)  $  (2,747,823)
-----------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                       $  15,013,282   $  10,829,071   $   5,996,267
      Class B                                                           2,399,276       3,483,342       3,701,052
      Class C                                                                  --       9,303,360      17,990,710
   Net asset value of shares issued to shareholders in payment of distributions declared
      Class A                                                             638,807         737,800       1,048,256
      Class B                                                              79,996         121,742         179,698
      Class C                                                                  --         156,821         417,686
   Cost of shares redeemed
      Class A                                                         (12,976,187)    (14,242,089)     (7,865,183)
      Class B                                                          (1,232,161)     (2,307,008)     (1,198,091)
      Class C                                                                  --      (3,089,559)     (5,333,049)
   Net asset value of shares exchanged
      Class A                                                             515,783         576,141         995,244
      Class B                                                            (515,783)       (576,141)       (995,244)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS             $   3,923,013   $   4,993,480   $  14,937,346
-----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                          $   3,944,775   $   5,124,370   $  14,901,001
-----------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                $  31,856,863   $  68,133,275   $  71,678,267
-----------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                      $  35,801,638   $  73,257,645   $  86,579,268
-----------------------------------------------------------------------------------------------------------------

ACCUMULATED DISTRIBUTIONS
IN EXCESS OF NET INVESTMENT
INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                                      $     (19,259)  $     (47,808)  $     (77,813)
-----------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                     NEW JERSEY       NEW YORK          OHIO        PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS                                   LIMITED FUND    LIMITED FUND    LIMITED FUND    LIMITED FUND
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                            $   1,878,863   $   4,052,530   $     782,566   $   2,271,786
   Net realized loss                                                     (649,859)     (1,492,053)       (224,978)       (512,262)
   Net change in unrealized appreciation (depreciation)                   865,249       2,198,307         201,895         967,020
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $   2,094,253   $   4,758,784   $     759,483   $   2,726,544
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                       $  (1,563,437)  $  (2,404,798)  $    (710,894)  $  (1,345,880)
      Class B                                                            (273,175)       (467,325)        (80,164)       (323,797)
      Class C                                                                  --      (1,181,481)             --        (613,687)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 $  (1,836,612)  $  (4,053,604)  $    (791,058)  $  (2,283,364)
---------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                       $  10,253,686   $  16,212,619   $   7,391,187   $   7,672,159
      Class B                                                           4,479,575       6,099,479       1,268,604       3,533,243
      Class C                                                                  --      23,260,586              --       9,164,795
   Net asset value of shares issued to shareholders in payment of distributions declared
      Class A                                                           1,078,438       1,488,493         378,830         729,777
      Class B                                                             134,610         264,509          26,291         186,727
      Class C                                                                  --         610,334              --         302,808
   Cost of shares redeemed
      Class A                                                          (5,221,656)    (12,560,495)     (6,141,960)     (7,588,238)
      Class B                                                          (2,250,297)     (3,832,889)       (944,712)     (2,312,301)
      Class C                                                                  --      (9,250,842)             --      (3,368,028)
   Net asset value of shares exchanged
      Class A                                                             300,138       1,459,948         494,683         511,168
      Class B                                                            (300,138)     (1,459,948)       (494,683)       (511,168)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS             $   8,474,356   $  22,291,794   $   1,978,240   $   8,320,942
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                          $   8,731,997   $  22,996,974   $   1,946,665   $   8,764,122
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                $  47,671,167   $ 102,729,723   $  21,080,458   $  58,080,847
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                      $  56,403,164   $ 125,726,697   $  23,027,123   $  66,844,969
---------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF)
NET INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                                      $     (32,816)  $    (136,187)  $       6,819   $     (31,636)
---------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2003

                                                                     CALIFORNIA        FLORIDA      MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS                                   LIMITED FUND    LIMITED FUND    LIMITED FUND
-----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                            $     982,856   $   2,071,556   $   2,136,785
   Net realized loss                                                     (166,889)       (263,064)       (652,768)
   Net change in unrealized appreciation (depreciation)                 1,137,447       2,290,417       3,031,840
-----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $   1,953,414   $   4,098,909   $   4,515,857
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                       $    (855,852)  $  (1,558,493)  $  (1,640,144)
      Class B                                                            (112,454)       (175,412)       (206,756)
      Class C                                                                  --        (299,549)       (344,202)
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 $    (968,306)  $  (2,033,454)  $  (2,191,102)
-----------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                       $   9,552,177   $  15,219,619   $  16,841,232
      Class B                                                           4,118,691       7,836,856       6,611,478
      Class C                                                                  --      11,471,524      11,147,074
   Net asset value of shares issued to shareholders in payment of distributions declared
      Class A                                                             383,719         606,632         918,858
      Class B                                                              54,812          69,773         140,180
      Class C                                                                  --          96,143         202,031
   Cost of shares redeemed
      Class A                                                          (5,167,389)     (5,669,800)     (7,017,909)
      Class B                                                            (540,300)       (800,253)       (777,994)
      Class C                                                                  --      (3,317,031)     (2,160,999)
   Net asset value of shares exchanged
      Class A                                                             367,743       1,700,222       1,054,957
      Class B                                                            (367,743)     (1,700,222)     (1,054,957)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS             $   8,401,710   $  25,513,463   $  25,903,951
-----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                          $   9,386,818   $  27,578,918   $  28,228,706
-----------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                $  22,470,045   $  40,554,357   $  43,449,561
-----------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                      $  31,856,863   $  68,133,275   $  71,678,267
-----------------------------------------------------------------------------------------------------------------

ACCUMULATED DISTRIBUTIONS
IN EXCESS OF NET INVESTMENT
INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                                      $     (29,573)  $     (39,574)  $     (28,992)
-----------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                     NEW JERSEY       NEW YORK          OHIO        PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS                                   LIMITED FUND    LIMITED FUND    LIMITED FUND    LIMITED FUND
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                            $   1,720,121   $   2,945,830   $     750,811   $   1,864,913
   Net realized loss                                                     (573,236)       (516,039)       (389,956)       (507,265)
   Net change in unrealized appreciation (depreciation)                 1,724,027       3,021,099       1,183,776       1,993,057
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $   2,870,912   $   5,450,890   $   1,544,631   $   3,350,705
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                       $  (1,548,193)  $  (2,136,145)  $    (680,332)  $  (1,348,823)
      Class B                                                            (174,617)       (313,901)        (52,210)       (196,155)
      Class C                                                                  --        (511,881)             --        (355,711)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 $  (1,722,810)  $  (2,961,927)  $    (732,542)  $  (1,900,689)
---------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                       $   6,563,103   $  19,496,524   $   2,366,199   $   5,261,484
      Class B                                                           6,081,577      17,034,410       1,909,066       7,062,062
      Class C                                                                  --      23,654,077              --      10,685,595
   Net asset value of shares issued to shareholders in payment of distributions declared
      Class A                                                           1,011,422       1,224,591         378,784         606,582
      Class B                                                              73,687         154,998          12,301         107,850
      Class C                                                                  --         266,231              --         172,173
   Cost of shares redeemed
      Class A                                                          (4,350,653)     (9,962,800)     (1,677,178)     (3,302,740)
      Class B                                                            (906,192)     (4,742,406)       (420,776)       (486,037)
      Class C                                                                  --      (3,926,747)             --      (3,226,152)
   Net asset value of shares exchanged
      Class A                                                             407,426       3,294,416         192,826         151,519
      Class B                                                            (407,426)     (3,294,416)       (192,826)       (151,519)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS             $   8,472,944   $  43,198,878   $   2,568,396   $  16,880,817
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                          $   9,621,046   $  45,687,841   $   3,380,485   $  18,330,833
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                $  38,050,121   $  57,041,882   $  17,699,973   $  39,750,014
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                      $  47,671,167   $ 102,729,723   $  21,080,458   $  58,080,847
---------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                                      $     (63,269)  $    (123,270)  $      16,114   $     (14,379)
---------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                         CALIFORNIA LIMITED FUND -- CLASS A
                                                          ---------------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                          ---------------------------------------------------------------
                                                            2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $   10.540   $   10.100   $   10.260    $    9.700   $   10.350
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $    0.394   $    0.414   $    0.430    $    0.440   $    0.440
Net realized and unrealized gain (loss)                        0.016        0.436       (0.160)        0.559       (0.640)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    0.410   $    0.850   $    0.270    $    0.999   $   (0.200)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.390)  $   (0.410)  $   (0.430)   $   (0.439)  $   (0.450)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.390)  $   (0.410)  $   (0.430)   $   (0.439)  $   (0.450)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   10.560   $   10.540   $   10.100    $   10.260   $    9.700
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 3.92%        8.56%        2.65%        10.54%       (1.88)%
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                   $   29,957   $   26,750   $   20,747    $   19,578   $   20,448
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.88%        0.96%        1.02%         1.03%        1.04%
   Expenses after custodian fee reduction(4)                    0.88%        0.94%        1.00%         1.00%        1.04%
   Net investment income                                        3.73%        3.97%        4.19%         4.42%        4.48%
Portfolio Turnover of the Portfolio                               27%           7%           9%            8%          13%
-------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 4.17% to 4.19%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                         CALIFORNIA LIMITED FUND -- CLASS B
                                                          ---------------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                          ---------------------------------------------------------------
                                                            2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $   10.500   $   10.070   $   10.260    $    9.700   $   10.350
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $    0.313   $    0.333   $    0.353    $    0.365   $    0.366
Net realized and unrealized gain (loss)                        0.017        0.432       (0.185)        0.564       (0.636)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    0.330   $    0.765   $    0.168    $    0.929   $   (0.270)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.310)  $   (0.335)  $   (0.358)   $   (0.369)  $   (0.380)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.310)  $   (0.335)  $   (0.358)   $   (0.369)  $   (0.380)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                              $   10.520   $   10.500   $   10.070    $   10.260   $    9.700
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 3.16%        7.71%        1.64%         9.77%       (2.58)%
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                   $    5,844   $    5,107   $    1,723    $    1,890   $    2,088
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.63%        1.71%        1.77%         1.78%        1.79%
   Expenses after custodian fee reduction(4)                    1.63%        1.69%        1.75%         1.75%        1.79%
   Net investment income                                        2.97%        3.19%        3.44%         3.68%        3.73%
Portfolio Turnover of the Portfolio                               27%           7%           9%            8%          13%
-------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 3.42% to 3.44%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                         FLORIDA LIMITED FUND -- CLASS A
                                                          ---------------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                          ---------------------------------------------------------------
                                                            2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $   10.480   $   10.050   $   10.130    $    9.670   $   10.270
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $    0.396   $    0.420   $    0.449    $    0.449   $    0.448
Net realized and unrealized gain (loss)                        0.018        0.425       (0.077)        0.455       (0.597)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    0.414   $    0.845   $    0.372    $    0.904   $   (0.149)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.394)  $   (0.415)  $   (0.452)   $   (0.444)  $   (0.451)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.394)  $   (0.415)  $   (0.452)   $   (0.444)  $   (0.451)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   10.500   $   10.480   $   10.050    $   10.130   $    9.670
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 3.99%        8.59%        3.71%         9.59%       (1.43)%
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                   $   45,088   $   47,033   $   33,611    $   31,754   $   36,952
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.82%        0.84%        0.94%         0.95%        0.97%
   Expenses after custodian fee reduction(4)                    0.82%        0.81%        0.91%         0.93%        0.94%
   Net investment income                                        3.76%        4.07%        4.42%         4.57%        4.55%
Portfolio Turnover of the Portfolio                               13%          23%          15%            7%          16%
-------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio net investment income to average net assets from 4.41% to 4.42%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                         FLORIDA LIMITED FUND -- CLASS B
                                                          ---------------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                          ---------------------------------------------------------------
                                                            2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $   10.480   $   10.050   $   10.130    $    9.670   $   10.270
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $    0.316   $    0.340   $    0.377    $    0.369   $    0.374
Net realized and unrealized gain (loss)                        0.018        0.433       (0.077)        0.460       (0.598)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    0.334   $    0.773   $    0.300    $    0.829   $   (0.224)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.314)  $   (0.343)  $   (0.380)   $   (0.369)  $   (0.376)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.314)  $   (0.343)  $   (0.380)   $   (0.369)  $   (0.376)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   10.500   $   10.480   $   10.050    $   10.130   $    9.670
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 3.22%        7.84%        2.98%         8.76%       (2.17)%
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                   $    8,944   $    8,217   $    2,621    $    4,905   $    4,907
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.57%        1.59%        1.69%         1.70%        1.71%
   Expenses after custodian fee reduction(4)                    1.57%        1.56%        1.66%         1.68%        1.68%
   Net investment income                                        3.01%        3.28%        3.72%         3.81%        3.80%
Portfolio Turnover of the Portfolio                               13%          23%          15%            7%          16%
-------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio net investment income to average net assets from 3.71% to 3.72%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                         FLORIDA LIMITED FUND -- CLASS C
                                                          ---------------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                          ---------------------------------------------------------------
                                                            2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $    9.890   $    9.490   $    9.570    $    9.140   $    9.710
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $    0.298   $    0.319   $    0.348    $    0.356   $    0.354
Net realized and unrealized gain (loss)                        0.021        0.404       (0.068)        0.423       (0.570)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    0.319   $    0.723   $    0.280    $    0.779   $   (0.216)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.299)  $   (0.323)  $   (0.360)   $   (0.349)  $   (0.354)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.299)  $   (0.323)  $   (0.360)   $   (0.349)  $   (0.354)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $    9.910   $    9.890   $    9.490    $    9.570   $    9.140
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 3.24%        7.76%        2.93%         8.70%       (2.21)%
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                   $   19,226   $   12,883   $    4,322    $    2,609   $    2,946
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.57%        1.59%        1.69%         1.69%        1.71%
   Expenses after custodian fee reduction(4)                    1.57%        1.56%        1.66%         1.67%        1.68%
   Net investment income                                        3.00%        3.26%        3.63%         3.84%        3.80%
Portfolio Turnover of the Portfolio                               13%          23%          15%            7%          16%
-------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio net investment income to average net assets from 3.62% to 3.63%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                        MASSACHUSETTS LIMITED FUND -- CLASS A
                                                          ---------------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                          ---------------------------------------------------------------
                                                            2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $   10.450   $    9.980   $   10.110    $    9.680   $   10.320
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $    0.384   $    0.413   $    0.443    $    0.462   $    0.455
Net realized and unrealized gain (loss)                        0.013        0.483       (0.124)        0.413       (0.648)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    0.397   $    0.896   $    0.319    $    0.875   $   (0.193)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.387)  $   (0.426)  $   (0.449)   $   (0.445)  $   (0.447)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.387)  $   (0.426)  $   (0.449)   $   (0.445)  $   (0.447)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   10.460   $   10.450   $    9.980    $   10.110   $    9.680
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 3.84%        9.17%        3.17%         9.26%       (1.85)%
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                   $   47,567   $   47,321   $   33,848    $   32,736   $   37,411
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.80%        0.85%        0.94%         0.95%        0.94%
   Expenses after custodian fee reduction(4)                    0.80%        0.83%        0.91%         0.92%        0.91%
   Net investment income                                        3.66%        4.01%        4.37%         4.70%        4.61%
Portfolio Turnover of the Portfolio                               12%          22%           8%            8%          15%
-------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.36% to 4.37%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                        MASSACHUSETTS LIMITED FUND -- CLASS B
                                                          ---------------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                          ---------------------------------------------------------------
                                                            2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $   10.430   $    9.970   $   10.110    $    9.680   $   10.320
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $    0.304   $    0.331   $    0.364    $    0.387   $    0.380
Net realized and unrealized gain (loss)                        0.022        0.475       (0.135)        0.410       (0.651)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    0.326   $    0.806   $    0.229    $    0.797   $   (0.271)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.306)  $   (0.346)  $   (0.369)   $   (0.367)  $   (0.369)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.306)  $   (0.346)  $   (0.369)   $   (0.367)  $   (0.369)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   10.450   $   10.430   $    9.970    $   10.110   $    9.680
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 3.16%        8.23%        2.27%         8.41%       (2.62)%
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                   $   10,818   $    9,127   $    3,969    $    2,218   $    2,000
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.55%        1.60%        1.69%         1.70%        1.69%
   Expenses after custodian fee reduction(4)                    1.55%        1.58%        1.66%         1.67%        1.66%
   Net investment income                                        2.91%        3.22%        3.59%         3.93%        3.84%
Portfolio Turnover of the Portfolio                               12%          22%           8%            8%          15%
-------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.58% to 3.59%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                        MASSACHUSETTS LIMITED FUND -- CLASS C
                                                          ---------------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                          ---------------------------------------------------------------
                                                            2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $   10.010   $    9.560   $    9.680    $    9.260   $    9.860
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $    0.289   $    0.316   $    0.348    $    0.375   $    0.364
Net realized and unrealized gain (loss)                        0.017        0.465       (0.114)        0.395       (0.612)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    0.306   $    0.781   $    0.234    $    0.770   $   (0.248)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.296)  $   (0.331)  $   (0.354)   $   (0.350)  $   (0.352)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.296)  $   (0.331)  $   (0.354)   $   (0.350)  $   (0.352)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   10.020   $   10.010   $    9.560    $    9.680   $    9.260
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 3.09%        8.32%        2.40%         8.49%       (2.51)%
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                   $   28,195   $   15,231   $    5,632    $    2,573   $    4,561
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.55%        1.60%        1.69%         1.71%        1.69%
   Expenses after custodian fee reduction(4)                    1.55%        1.58%        1.66%         1.68%        1.66%
   Net investment income                                        2.88%        3.20%        3.58%         3.99%        3.87%
Portfolio Turnover of the Portfolio                               12%          22%           8%            8%          15%
-------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.57% to 3.58%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                        NEW JERSEY LIMITED FUND -- CLASS A
                                                          ---------------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                          ---------------------------------------------------------------
                                                            2004(1)      2003(1)    2002(1)(2)       2001       2000(1)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $   10.300   $   10.000   $   10.180    $    9.780   $   10.320
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $    0.379   $    0.427   $    0.453    $    0.470   $    0.464
Net realized and unrealized gain (loss)                        0.052        0.301       (0.169)        0.392       (0.540)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    0.431   $    0.728   $    0.284    $    0.862   $   (0.076)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.371)  $   (0.428)  $   (0.464)   $   (0.462)  $   (0.464)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.371)  $   (0.428)  $   (0.464)   $   (0.462)  $   (0.464)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   10.360   $   10.300   $   10.000    $   10.180   $    9.780
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 4.22%        7.45%        2.82%         9.04%       (0.70)%
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                   $   46,192   $   39,572   $   34,898    $   30,889   $   32,710
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.84%        0.90%        0.96%         0.98%        0.99%
   Expenses after custodian fee reduction(4)                    0.84%        0.89%        0.94%         0.96%        0.96%
   Net investment income                                        3.66%        4.17%        4.47%         4.73%        4.68%
Portfolio Turnover of the Portfolio                               11%          25%          17%           11%          15%
-------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.46% to 4.47%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                        NEW JERSEY LIMITED FUND -- CLASS B
                                                          ---------------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                          ---------------------------------------------------------------
                                                            2004(1)      2003(1)    2002(1)(2)       2001       2000(1)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $   10.290   $    9.990   $   10.180    $    9.780   $   10.320
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $    0.302   $    0.343   $    0.376    $    0.411   $    0.388
Net realized and unrealized gain (loss)                        0.051        0.306       (0.182)        0.373       (0.542)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    0.353   $    0.649   $    0.194    $    0.784   $   (0.154)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.293)  $   (0.349)  $   (0.384)   $   (0.384)  $   (0.386)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.293)  $   (0.349)  $   (0.384)   $   (0.384)  $   (0.386)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   10.350   $   10.290   $    9.990    $   10.180   $    9.780
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 3.45%        6.63%        1.92%         8.19%       (1.48)%
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                   $   10,211   $    8,099   $    3,152    $    2,476   $    2,272
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.59%        1.65%        1.71%         1.73%        1.74%
   Expenses after custodian fee reduction(4)                    1.59%        1.64%        1.69%         1.71%        1.71%
   Net investment income                                        2.91%        3.35%        3.70%         3.97%        3.91%
Portfolio Turnover of the Portfolio                               11%          25%          17%           11%          15%
-------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.69% to 3.70%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                         NEW YORK LIMITED FUND -- CLASS A
                                                          ---------------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                          ---------------------------------------------------------------
                                                            2004(1)      2003(1)    2002(1)(2)       2001       2000(1)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $   10.770   $   10.360   $   10.550    $   10.030   $   10.560
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $    0.400   $    0.430   $    0.460    $    0.470   $    0.470
Net realized and unrealized gain (loss)                        0.081        0.415       (0.180)        0.519       (0.529)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    0.481   $    0.845   $    0.280    $    0.989   $   (0.059)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.401)  $   (0.435)  $   (0.470)   $   (0.469)  $   (0.471)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.401)  $   (0.435)  $   (0.470)   $   (0.469)  $   (0.471)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   10.850   $   10.770   $   10.360    $   10.550   $   10.030
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 4.51%        8.32%        2.67%        10.11%       (0.50)%
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                   $   67,711   $   60,721   $   44,811    $   43,835   $   45,773
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.79%        0.83%        0.92%         0.94%        0.96%
   Expenses after custodian fee reduction(4)                    0.79%        0.81%        0.89%         0.92%        0.93%
   Net investment income                                        3.69%        4.03%        4.37%         4.59%        4.63%
Portfolio Turnover of the Portfolio                               20%          18%          11%           10%          18%
-------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.36% to 4.37%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                           NEW YORK LIMITED FUND -- CLASS B
                                                          ---------------------------------------------------------------
                                                                                  YEAR ENDED MARCH 31,
                                                          ---------------------------------------------------------------
                                                            2004(1)      2003(1)    2002(1)(2)       2001       2000(1)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $   10.760   $   10.340   $   10.550    $   10.030   $   10.560
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $    0.318   $    0.346   $    0.378    $    0.397   $    0.391
Net realized and unrealized gain (loss)                        0.081        0.428       (0.198)        0.512       (0.530)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    0.399   $    0.774   $    0.180    $    0.909   $   (0.139)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.319)  $   (0.354)  $   (0.390)   $   (0.389)  $   (0.391)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.319)  $   (0.354)  $   (0.390)   $   (0.389)  $   (0.391)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   10.840   $   10.760   $   10.340    $   10.550   $   10.030
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 3.73%        7.61%        1.70%         9.26%       (1.29)%
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                   $   15,389   $   14,227   $    4,822    $    4,227   $    3,960
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.54%        1.58%        1.67%         1.69%        1.71%
   Expenses after custodian fee reduction(4)                    1.54%        1.56%        1.64%         1.67%        1.68%
   Net investment income                                        2.93%        3.24%        3.59%         3.83%        3.87%
Portfolio Turnover of the Portfolio                               20%          18%          11%           10%          18%
-------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.58% to 3.59%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                            NEW YORK LIMITED FUND -- CLASS C
                                                          ---------------------------------------------------------------
                                                                                  YEAR ENDED MARCH 31,
                                                          ---------------------------------------------------------------
                                                            2004(1)      2003(1)    2002(1)(2)       2001       2000(1)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $   10.230   $    9.840   $   10.010    $    9.510   $   10.000
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $    0.301   $    0.324   $    0.356    $    0.369   $    0.364
Net realized and unrealized gain (loss)                        0.081        0.401       (0.163)        0.493       (0.490)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    0.382   $    0.725   $    0.193    $    0.862   $   (0.126)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.302)  $   (0.335)  $   (0.363)   $   (0.362)  $   (0.364)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.302)  $   (0.335)  $   (0.363)   $   (0.362)  $   (0.364)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   10.310   $   10.230   $    9.840    $   10.010   $    9.510
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 3.76%        7.49%        1.92%         9.26%       (1.22)%
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                   $   42,627   $   27,781   $    7,408    $    2,547   $    1,721
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.54%        1.58%        1.67%         1.68%        1.71%
   Expenses after custodian fee reduction(4)                    1.54%        1.56%        1.64%         1.66%        1.68%
   Net investment income                                        2.92%        3.19%        3.57%         3.83%        3.89%
Portfolio Turnover of the Portfolio                               20%          18%          11%           10%          18%
-------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.56% to 3.57%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                           OHIO LIMITED FUND -- CLASS A
                                                          ---------------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                          ---------------------------------------------------------------
                                                            2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $   10.010   $    9.590   $    9.760    $    9.430   $   10.110
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $    0.361   $    0.392   $    0.394    $    0.431   $    0.447
Net realized and unrealized gain (loss)                        0.014        0.410       (0.142)        0.343       (0.672)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    0.375   $    0.802   $    0.252    $    0.774   $   (0.225)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.365)  $   (0.382)  $   (0.422)   $   (0.444)  $   (0.455)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.365)  $   (0.382)  $   (0.422)   $   (0.444)  $   (0.455)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   10.020   $   10.010   $    9.590    $    9.760   $    9.430
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 3.80%        8.52%        2.62%         8.42%       (2.22)%
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                   $   20,404   $   18,313   $   16,310    $   15,046   $   16,761
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.99%        1.03%        1.14%         1.18%        1.08%
   Expenses after custodian fee reduction(4)                    0.99%        1.02%        1.11%         1.14%        1.05%
   Net investment income                                        3.61%        3.96%        4.05%         4.53%        4.63%
Portfolio Turnover of the Portfolio                               28%          12%          19%           17%          13%
-------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                           OHIO LIMITED FUND -- CLASS B
                                                          ---------------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                          ---------------------------------------------------------------
                                                            2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $   10.000   $    9.590   $    9.760    $    9.430   $   10.110
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $    0.286   $    0.314   $    0.321    $    0.361   $    0.376
Net realized and unrealized gain (loss)                        0.017        0.407       (0.139)        0.343       (0.672)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    0.303   $    0.721   $    0.182    $    0.704   $   (0.296)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.293)  $   (0.311)  $   (0.352)   $   (0.374)  $   (0.384)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.293)  $   (0.311)  $   (0.352)   $   (0.374)  $   (0.384)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   10.010   $   10.000   $    9.590    $    9.760   $    9.430
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 3.06%        7.64%        1.89%         7.63%       (2.94)%
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                   $    2,623   $    2,768   $    1,390    $    1,519   $    2,041
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.74%        1.78%        1.89%         1.93%        1.83%
   Expenses after custodian fee reduction(4)                    1.74%        1.77%        1.86%         1.89%        1.80%
   Net investment income                                        2.86%        3.17%        3.30%         3.79%        3.89%
Portfolio Turnover of the Portfolio                               28%          12%          19%           17%          13%
-------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                        PENNSYLVANIA LIMITED FUND -- CLASS A
                                                          ---------------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                          ---------------------------------------------------------------
                                                            2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $   10.470   $   10.130   $   10.270    $    9.870   $   10.500
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $    0.406   $    0.440   $    0.453    $    0.472   $    0.473
Net realized and unrealized gain (loss)                        0.084        0.349       (0.130)        0.388       (0.641)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    0.490   $    0.789   $    0.323    $    0.860   $   (0.168)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.410)  $   (0.449)  $   (0.463)   $   (0.460)  $   (0.462)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.410)  $   (0.449)  $   (0.463)   $   (0.460)  $   (0.462)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   10.550   $   10.470   $   10.130    $   10.270   $    9.870
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 4.72%        7.97%        3.18%         8.94%       (1.57)%
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                   $   35,175   $   33,580   $   29,845    $   28,840   $   31,851
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.85%        0.89%        0.97%         0.99%        0.99%
   Expenses after custodian fee reduction(4)                    0.85%        0.87%        0.92%         0.96%        0.97%
   Net investment income                                        3.85%        4.24%        4.41%         4.72%        4.69%
Portfolio Turnover of the Portfolio                                8%           3%          20%            6%          11%
-------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.40% to 4.41%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                        PENNSYLVANIA LIMITED FUND -- CLASS B
                                                          ---------------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                          ---------------------------------------------------------------
                                                            2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $   10.460   $   10.120   $   10.270    $    9.870   $   10.500
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $    0.327   $    0.355   $    0.372    $    0.397   $    0.383
Net realized and unrealized gain (loss)                        0.093        0.354       (0.138)        0.384       (0.630)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    0.420   $    0.709   $    0.234    $    0.781   $   (0.247)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.330)  $   (0.369)  $   (0.384)   $   (0.381)  $   (0.383)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.330)  $   (0.369)  $   (0.384)   $   (0.381)  $   (0.383)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   10.550   $   10.460   $   10.120    $   10.270   $    9.870
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 4.04%        7.14%        2.28%         8.08%       (2.34)%
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                   $   10,273   $    9,313   $    2,643    $    2,286   $    2,423
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.60%        1.64%        1.72%         1.74%        1.74%
   Expenses after custodian fee reduction(4)                    1.60%        1.62%        1.67%         1.71%        1.72%
   Net investment income                                        3.10%        3.42%        3.63%         3.96%        3.93%
Portfolio Turnover of the Portfolio                                8%           3%          20%            6%          11%
-------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.62% to 3.63%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

                                                                        PENNSYLVANIA LIMITED FUND -- CLASS C
                                                          ---------------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                          ---------------------------------------------------------------
                                                            2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $    9.910   $    9.590   $    9.720    $    9.340   $    9.930
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $    0.308   $    0.339   $    0.354    $    0.376   $    0.376
Net realized and unrealized gain (loss)                        0.091        0.330       (0.121)        0.363       (0.605)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    0.399   $    0.669   $    0.233    $    0.739   $   (0.229)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.309)  $   (0.349)  $   (0.363)   $   (0.359)  $   (0.361)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.309)  $   (0.349)  $   (0.363)   $   (0.359)  $   (0.361)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   10.000   $    9.910   $    9.590    $    9.720   $    9.340
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 4.06%        7.11%        2.40%         8.08%       (2.29)%
-------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                   $   21,398   $   15,188   $    7,262    $    4,413   $    4,221
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.60%        1.64%        1.72%         1.73%        1.74%
   Expenses after custodian fee reduction(4)                    1.60%        1.62%        1.67%         1.70%        1.72%
   Net investment income                                        3.08%        3.44%        3.64%         3.96%        3.95%
Portfolio Turnover of the Portfolio                                8%           3%          20%            6%          11%
-------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.63% to 3.64%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                        See notes to financial statements

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of March 31, 2004 NOTES TO FINANCIAL STATEMENTS

1    SIGNIFICANT ACCOUNTING POLICIES

     Eaton Vance Investment Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of eight Funds, seven of which are included in these financial statements. They include Eaton Vance California Limited Maturity Municipals Fund (California Limited Fund), Eaton Vance Florida Limited Maturity Municipals Fund (Florida Limited
     Fund), Eaton Vance Massachusetts Limited Maturity Municipals Fund (Massachusetts Limited Fund), Eaton Vance New Jersey Limited Maturity Municipals Fund (New Jersey Limited Fund), Eaton Vance New York Limited Maturity Municipals Fund (New York Limited Fund), Eaton Vance Ohio Limited Maturity Municipals Fund (Ohio Limited Fund) and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (Pennsylvania Limited Fund), collectively the "Funds" or individually the "Fund." The Funds may offer three classes of shares: Class A, Class B and Class C. Effective August 1, 2003, California Limited Fund began offering Class C shares although none were issued as of March 31, 2004. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. In addition, Class B shares acquired through the reinvestment of distributions will also convert to Class A shares in proportion to shares not acquired through reinvestment. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York trust, having the same investment objective as its corresponding Fund. The California Limited Fund invests its assets in the California Limited Maturity Municipals Portfolio, the Florida Limited Fund invests its assets in the Florida Limited Maturity Municipals Portfolio, the Massachusetts Limited Fund invests its assets in the Massachusetts Limited Maturity Municipals Portfolio, the New Jersey Limited Fund invests its assets in the New Jersey Limited Maturity Municipals Portfolio, the New York Limited Fund invests its assets in the New York Limited Maturity Municipals Portfolio, the Ohio Limited Fund invests its assets in the Ohio Limited Maturity Municipals Portfolio and the Pennsylvania Limited Fund invests its assets in the Pennsylvania Limited Maturity Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (99.9% at March 31, 2004, for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATION -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

     B INCOME -- The Funds' net investment income consists of the Funds' pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of the Funds'.

     C FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 2004, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future taxable net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise taxes. A portion of such capital loss carryovers were acquired through a Fund Reorganization and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows:

     FUND                                  AMOUNT           EXPIRES
     ---------------------------------------------------------------------
     California Limited Fund               $       49,293   March 31, 2005
                                                   83,841   March 31, 2009
                                                  123,502   March 31, 2011
                                                   13,351   March 31, 2012

     Florida Limited Fund                         133,020   March 31, 2005
                                                  355,608   March 31, 2006
                                                   80,496   March 31, 2009
                                                  200,399   March 31, 2011

     Massachusetts Limited Fund                    30,086   March 31, 2005
                                                  197,971   March 31, 2006
                                                  136,941   March 31, 2009
                                                   35,096   March 31, 2010
                                                  506,705   March 31, 2011
                                                  393,962   March 31, 2012

     New Jersey Limited Fund                      213,255   March 31, 2006
                                                  374,246   March 31, 2011
                                                  298,472   March 31, 2012

     New York Limited Fund                         20,866   March 31, 2005
                                                  411,305   March 31, 2011
                                                  483,774   March 31, 2012

     Ohio Limited Fund                             36,233   March 31, 2009
                                                   69,085   March 31, 2010
                                                  366,442   March 31, 2011
                                                   60,692   March 31, 2012

     Pennsylvania Limited Fund                     25,743   March 31, 2005
                                                  245,499   March 31, 2009
                                                   59,482   March 31, 2010
                                                  400,339   March 31, 2011
                                                  154,413   March 31, 2012

     Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     Additionally, at March 31, 2004, California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund, and Pennsylvania Limited Fund had net capital losses of $211,062, $978,478, $867,167, $726,446, $1,518,331 $263,979, and
     $749,330, respectively, attributable to security transactions incurred after October 31, 2003. These are treated as arising on the first day of each Fund's next taxable year.

     D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     E INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

     F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     G EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statement of Operations.

     H OTHER -- Investment transactions are accounted for on a trade-date basis.

2    DISTRIBUTIONS TO SHAREHOLDERS

     The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2005, and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3    SHARES OF BENEFICIAL INTEREST

     The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                              CALIFORNIA LIMITED FUND
                                           ----------------------------
                                                YEAR ENDED MARCH 31,
                                           ----------------------------
     CLASS A                                       2004            2003
     ------------------------------------------------------------------
     Sales                                    1,413,102         907,017
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                            60,354          36,734
     Redemptions                             (1,223,401)       (495,227)
     Exchange from Class B shares                48,849          34,931
     ------------------------------------------------------------------
     NET INCREASE                               298,904         483,455
     ------------------------------------------------------------------

                                              CALIFORNIA LIMITED FUND
                                           ----------------------------
                                                YEAR ENDED MARCH 31,
                                           ----------------------------
     CLASS B                                       2004            2003
     ------------------------------------------------------------------
     Sales                                      228,257         396,524
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                             7,578           5,249
     Redemptions                               (117,647)        (51,677)
     Exchange to Class A shares                 (49,023)        (35,008)
     ------------------------------------------------------------------
     NET INCREASE                                69,165         315,088
     ------------------------------------------------------------------

                                               FLORIDA LIMITED FUND
                                           ----------------------------
                                               YEAR ENDED MARCH 31,
                                           ----------------------------
     CLASS A                                       2004            2003
     ------------------------------------------------------------------
     Sales                                    1,032,762       1,466,875
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                            69,944          58,635
     Redemptions                             (1,351,611)       (548,435)
     Exchange from Class B shares                54,947         164,408
     ------------------------------------------------------------------
     NET INCREASE (DECREASE)                   (193,958)      1,141,483
     ------------------------------------------------------------------

                                               FLORIDA LIMITED FUND
                                           ----------------------------
                                               YEAR ENDED MARCH 31,
                                           ----------------------------
     CLASS B                                       2004            2003
     ------------------------------------------------------------------
     Sales                                      331,409         758,742
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                            11,555           6,738
     Redemptions                               (220,629)        (77,436)
     Exchange to Class A shares                 (54,974)       (164,493)
     ------------------------------------------------------------------
     NET INCREASE                                67,361         523,551
     ------------------------------------------------------------------

                                               FLORIDA LIMITED FUND
                                           ----------------------------
                                               YEAR ENDED MARCH 31,
                                           ----------------------------
     CLASS C                                       2004            2003
     ------------------------------------------------------------------
     Sales                                      932,957       1,176,388
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                            15,784           9,853
     Redemptions                               (311,781)       (339,290)
     ------------------------------------------------------------------
     NET INCREASE                               636,960         846,951
     ------------------------------------------------------------------

                                            MASSACHUSETTS LIMITED FUND
                                           ----------------------------
                                               YEAR ENDED MARCH 31,
                                           ----------------------------
     CLASS A                                       2004            2003
     ------------------------------------------------------------------
     Sales                                      573,738       1,631,081
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                            99,995          89,138
     Redemptions                               (753,152)       (682,851)
     Exchange from Class B shares                95,549         102,192
     ------------------------------------------------------------------
     NET INCREASE                                16,130       1,139,560
     ------------------------------------------------------------------

                                            MASSACHUSETTS LIMITED FUND
                                           ----------------------------
                                               YEAR ENDED MARCH 31,
                                           ----------------------------
     CLASS B                                       2004            2003
     ------------------------------------------------------------------
     Sales                                      353,504         640,913
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                            17,169          13,620
     Redemptions                               (114,902)        (75,411)
     Exchange to Class A shares                 (95,628)       (102,327)
     ------------------------------------------------------------------
     NET INCREASE                               160,143         476,795
     ------------------------------------------------------------------

                                            MASSACHUSETTS LIMITED FUND
                                           ----------------------------
                                               YEAR ENDED MARCH 31,
                                           ----------------------------
     CLASS C                                       2004            2003
     ------------------------------------------------------------------
     Sales                                    1,782,827       1,130,253
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                            41,674          20,498
     Redemptions                               (532,424)       (217,891)
     ------------------------------------------------------------------
     NET INCREASE                             1,292,077         932,860
     ------------------------------------------------------------------

                                              NEW JERSEY LIMITED FUND
                                           ----------------------------
                                               YEAR ENDED MARCH 31,
                                           ----------------------------
     CLASS A                                       2004            2003
     ------------------------------------------------------------------
     Sales                                      990,208         641,508
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                           103,903          98,758
     Redemptions                               (505,898)       (426,064)
     Exchange from Class B shares                28,961          39,987
     ------------------------------------------------------------------
     NET INCREASE                               617,174         354,189
     ------------------------------------------------------------------

                                              NEW JERSEY LIMITED FUND
                                           ----------------------------
                                               YEAR ENDED MARCH 31,
                                           ----------------------------
     CLASS B                                       2004            2003
     ------------------------------------------------------------------
     Sales                                      433,061         593,404
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                            12,978           7,196
     Redemptions                               (217,732)        (88,924)
     Exchange to Class A shares                 (28,977)        (40,022)
     ------------------------------------------------------------------
     NET INCREASE                               199,330         471,654
     ------------------------------------------------------------------

                                              NEW YORK LIMITED FUND
                                           ----------------------------
                                               YEAR ENDED MARCH 31,
                                           ----------------------------
     CLASS A                                       2004            2003
     ------------------------------------------------------------------
     Sales                                    1,487,750       1,816,436
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                           137,754         114,709
     Redemptions                             (1,155,895)       (928,526)
     Exchange from Class B shares               134,497         308,069
     ------------------------------------------------------------------
     NET INCREASE                               604,106       1,310,688
     ------------------------------------------------------------------

                                              NEW YORK LIMITED FUND
                                           ----------------------------
                                               YEAR ENDED MARCH 31,
                                           ----------------------------
     CLASS B                                       2004            2003
     ------------------------------------------------------------------
     Sales                                      562,112       1,285,666
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                            24,360          14,507
     Redemptions                               (354,414)       (135,750)
     Exchange to Class A shares                (134,643)       (308,343)
     ------------------------------------------------------------------
     NET INCREASE                                97,415         856,080
     ------------------------------------------------------------------

                                              NEW YORK LIMITED FUND
                                           ----------------------------
                                               YEAR ENDED MARCH 31,
                                           ----------------------------
     CLASS C                                       2004            2003
     ------------------------------------------------------------------
     Sales                                    2,257,951       2,324,782
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                            58,361          26,321
     Redemptions                               (897,570)       (388,441)
     ------------------------------------------------------------------
     NET INCREASE                             1,418,742       1,962,662
     ------------------------------------------------------------------

                                                OHIO LIMITED FUND
                                           ----------------------------
                                               YEAR ENDED MARCH 31,
                                           ----------------------------
     CLASS A                                       2004            2003
     ------------------------------------------------------------------
     Sales                                      732,892         240,158
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                            37,817          38,281
     Redemptions                               (612,358)       (169,724)
     Exchange from Class B shares                49,059          19,666
     ------------------------------------------------------------------
     NET INCREASE                               207,410         128,381
     ------------------------------------------------------------------

                                                OHIO LIMITED FUND
                                           ----------------------------
                                               YEAR ENDED MARCH 31,
                                           ----------------------------
     CLASS B                                       2004            2003
     ------------------------------------------------------------------
     Sales                                      127,255         192,628
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                             2,627           1,244
     Redemptions                                (95,315)        (42,458)
     Exchange to Class A shares                 (49,092)        (19,670)
     ------------------------------------------------------------------
     NET INCREASE (DECREASE)                    (14,525)        131,744
     ------------------------------------------------------------------

                                             PENNSYLVANIA LIMITED FUND
                                           ----------------------------
                                               YEAR ENDED MARCH 31,
                                           ----------------------------
     CLASS A                                       2004            2003
     ------------------------------------------------------------------
     Sales                                      728,993         505,193
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                            69,044          58,378
     Redemptions                               (721,219)       (317,425)
     Exchange from Class B shares                48,404          14,680
     ------------------------------------------------------------------
     NET INCREASE                               125,222         260,826
     ------------------------------------------------------------------

                                             PENNSYLVANIA LIMITED FUND
                                           ----------------------------
                                               YEAR ENDED MARCH 31,
                                           ----------------------------
     CLASS B                                       2004            2003
     ------------------------------------------------------------------
     Sales                                      334,775         679,927
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                            17,677          10,365
     Redemptions                               (220,439)        (46,647)
     Exchange to Class A shares                 (48,412)        (14,683)
     ------------------------------------------------------------------
     NET INCREASE                                83,601         628,962
     ------------------------------------------------------------------

                                             PENNSYLVANIA LIMITED FUND
                                           ----------------------------
                                               YEAR ENDED MARCH 31,
                                           ----------------------------
     CLASS C                                       2004            2003
     ------------------------------------------------------------------
     Sales                                      915,326       1,085,249
     Issued to shareholders electing to
       receive payments of distributions
       in Fund shares                            30,286          17,548
     Redemptions                               (337,420)       (328,081)
     ------------------------------------------------------------------
     NET INCREASE                               608,192         774,716
     ------------------------------------------------------------------

4    TRANSACTIONS WITH AFFILIATES

     Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended March31, 2004, EVM earned $946, $2,059, $3,177, $2,370, $4,814, $834 and $3,097 in sub-transfer agent fees from California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively. Certain of the officers and Trustees of the Funds and Portfolios are officers of the above organizations. The Funds were informed that Eaton Vance Distributors, Inc.
     (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $6,254, $8,331, $6,161, $8,548, $12,173, $3,112 and $4,906 as its portion of the sales charge on sales of Class A shares from California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively, for the year ended March 31, 2004.

5    DISTRIBUTION AND SERVICE PLANS


     Each Fund has in effect distribution plans for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Plans require the Class B and Class C shares to pay EVD amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B and Class C, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% (3-1/2% for Ohio Limited Fund) of the aggregate amount received by the Fund for Class B shares sold and 6.25% of Class C sales of the amount received by the Fund for each share sold and, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B and Class C shares and, accordingly, reduces each Fund's Class B and Class C net assets. For the year ended March 31, 2004, the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund, and Pennsylvania Limited Fund paid or accrued $44,619, $67,969, $77,078, $72,370, $119,401,
     $20,506, and $77,881, respectively, for Class B shares, and Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued $125,598, $180,880, $304,568, and $149,191, respectively, for Class C shares, to or payable to EVD representing 0.75% of each Fund's Class B and Class C average daily net assets. At March 31, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund were approximately $474,000, $886,000, $582,000, $578,000, $822,000, $683,000 and $442,000, respectively for Class
     B shares, and for Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund the amount of Uncovered Distribution Charges of EVD were approximately $6,957,000, $3,045,000, $4,284,000 and $4,235,000, respectively for Class C shares.

     The Plans authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees approved service fee payments equal to 0.15% per annum of each Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding uncovered distribution charges of EVD. For the year ended March 31, 2004, the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $44,589, $65,895, $70,619, $65,460, $97,631, $29,258, and
     $52,049, respectively, for Class A shares, and $8,924, $13,594, $15,416,
     $14,474, $23,880, $4,101, and $15,576, respectively, for Class B shares.
     For the year ended March 31, 2004, Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $25,120, $36,176, $60,914 and $29,838, respectively, for Class C shares.

     Certain officers and Trustees of the Funds are officers or directors of EVD.

6    CONTINGENT DEFERRED SALES CHARGE

     A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase declining half a percentage point the second and third year and one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the year ended March 31, 2004, EVD received approximately $2,000, $10,000, $17,000,
     $16,000, $35,000, $5,000 and $17,000, respectively, for Class B shares, of CDSC paid by shareholders of California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, and CDSC paid by shareholders of the Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund were approximately $5,000, $7,000, $13,000 and $6,000, respectively, for Class C shares.

7    INVESTMENT TRANSACTIONS

     Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended March 31, 2004 were as follows:

     CALIFORNIA LIMITED FUND
     Increases                             $  18,279,806
     Decreases                                15,783,208

     FLORIDA LIMITED FUND
     Increases                             $  24,129,977
     Decreases                                22,613,237

     MASSACHUSETTS LIMITED FUND
     Increases                             $  28,772,443
     Decreases                                17,165,793

     NEW JERSEY LIMITED FUND
     Increases                             $  15,179,472
     Decreases                                 8,568,924

     NEW YORK LIMITED FUND
     Increases                             $  47,997,667
     Decreases                                29,288,611

     OHIO LIMITED FUND
     Increases                             $   9,144,698
     Decreases                                 8,055,944

     PENNSYLVANIA LIMITED FUND
     Increases                             $  21,088,352
     Decreases                                15,245,242

8    SHAREHOLDER MEETING (UNAUDITED)

     The Funds held a Special Meeting of Shareholders on February 20, 2004. This meeting was adjourned until March 19, 2004 with regard to all Funds, at which time shareholders of each Fund, except Eaton Vance New Jersey Limited Maturity Municipals Fund and Eaton Vance New York Limited Maturity Municipals Fund, voted to change each Fund's diversification status from diversified to non-diversified, such change became effective April 8, 2004. The meeting was further adjourned until April 8, 2004 with regard to Eaton Vance New Jersey Limited Maturity Municipals Fund and Eaton Vance New York Limited Maturity Municipals Fund, at which time those funds also passed the proposal to change their diversification status. The results of the vote were as follows:

                    CALIFORNIA       FLORIDA     MASSACHUSETTS   NEW JERSEY      NEW YORK         OHIO       PENNSYLVANIA
                   LIMITED FUND   LIMITED FUND   LIMITED FUND   LIMITED FUND   LIMITED FUND   LIMITED FUND   LIMITED FUND
     --------------------------------------------------------------------------------------------------------------------
     Affirmative     1,593,034      3,082,201       3,831,402     2,542,456      5,012,015       872,739      2,957,162
     Against           135,991        350,527         236,954       178,395        537,152       175,993        225,951
     Abstain           160,602        201,454         211,854       156,258        323,840        60,106        263,203

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS as of March 31, 2004 INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF EATON VANCE INVESTMENT TRUST AND THE SHAREHOLDERS OF EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND, EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND, EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND, EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND, EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND, EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND AND EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND:

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Florida Limited Maturity Municipals Fund, Eaton Vance Massachusetts Limited Maturity Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity Municipals Fund and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (collectively, the "Funds") (certain of the Funds of Eaton Vance Investment Trust) as of March 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Eaton Vance Investment Trust as of March 31, 2004, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 19, 2004

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO as of March 31, 2004 PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.7%
$            250   California Department of Water Resource Power Supply,
                   5.125%, 5/1/18                                                 $       264,882
-------------------------------------------------------------------------------------------------
                                                                                  $       264,882
-------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 1.7%
$            520   California Statewide Communities Development Authority,
                   (San Gabriel Valley), Escrowed to Maturity,
                   5.50%, 9/1/14                                                  $       603,065
-------------------------------------------------------------------------------------------------
                                                                                  $       603,065
-------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 5.3%
$            400   California, 5.25%, 2/1/14                                      $       436,412
           1,000   California, 5.25%, 11/1/16                                           1,080,050
             350   Santa Clara Unified School District, 5.25%, 7/1/15                     389,711
-------------------------------------------------------------------------------------------------
                                                                                  $     1,906,173
-------------------------------------------------------------------------------------------------

HOSPITAL -- 3.3%
$            225   Eastern Plumas Health Care District, 7.50%, 8/1/07             $       231,482
             200   San Benito Health Care District, 5.375%, 10/1/12                       209,596
             400   Stockton Health Facilities, (Dameron Hospital),
                   5.70%, 12/1/14                                                         425,152
             300   Torrance Hospital, (Torrance Memorial Medical Center),
                   5.40%, 6/1/15                                                          326,523
-------------------------------------------------------------------------------------------------
                                                                                  $     1,192,753
-------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 0.5%
$            200   California Pollution Control Financing Authority,
                   (Browning Ferris Industries), (AMT), 5.80%, 12/1/16            $       191,846
-------------------------------------------------------------------------------------------------
                                                                                  $       191,846
-------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 3.5%
$            200   California Educational Facilities Authority, (Loyola
                   Marymount University), (MBIA), 5.00%, 10/1/20                  $       213,474
             475   California Educational Facilities Authority, (San Diego
                   University), (AMBAC), 0.00%, 10/1/15                                   289,740
             500   California Educational Facilities Authority, (Santa Clara
                   University), (MBIA), 5.00%, 2/1/19                                     534,180
             210   California University Foundation Revenue, (Sacramento
                   Auxiliary), (MBIA), 5.50%, 10/1/20                                     234,337
-------------------------------------------------------------------------------------------------
                                                                                  $     1,271,731
-------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 12.1%
$          1,000   California Pollution Control Financing Authority,
                   (San Diego Gas and Electric), (MBIA),
                   5.90%, 6/1/14(1)                                               $     1,200,640
             500   California Pollution Control Financing Authority, PCR,
                   (Pacific Gas and Electric), (MBIA), (AMT),
                   5.35%, 12/1/16                                                         546,510
           1,100   Puerto Rico Electric Power Authority, (XLCA),
                   5.375%, 7/1/16                                                       1,271,281
             300   Puerto Rico Electric Power Authority, (XLCA),
                   5.375%, 7/1/18                                                         346,404
           1,000   Southern California Public Power Authority, (AMBAC),
                   5.00%, 7/1/17                                                        1,027,120
-------------------------------------------------------------------------------------------------
                                                                                  $     4,391,955
-------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 29.5%
$            400   Barstow Unified School District, (FGIC), 5.25%, 8/1/18         $       440,024
           1,000   Burbank Unified School District, (FGIC), 0.00%, 8/1/12                 726,990
           1,080   Fillmore Unified School District, (FGIC), 0.00%, 7/1/15                665,896
             760   Fresno Unified School District, (MBIA), 5.80%, 2/1/16                  905,418
             200   Jurupa Unified School District, (FGIC), 5.50%, 8/1/19                  223,416
             750   Los Angeles Unified School District, (Election of 1997),
                   (MBIA), 5.125%, 7/1/21                                                 804,120
             500   North Orange County Community College District, (MBIA),
                   5.25%, 8/1/14                                                          564,055
             500   Oak Grove School District, (Election of 1995), (FGIC),
                   5.00%, 8/1/16                                                          543,865
           1,000   Redwood City Elementary School District, (FGIC),
                   5.00%, 8/1/15                                                        1,120,880
             500   San Diego Unified School District, (FSA), 5.00%, 7/1/20                536,115
             200   San Jose Unified School District, (FSA), 5.375%, 8/1/19                220,664
           1,000   San Juan Unified School District, (FSA), 0.00%, 8/1/17                 547,100
             250   Santa Clara Unified School District, (MBIA),
                   5.375%, 7/1/19                                                         275,715
           1,205   Tahoe Truckee Unified School District, (MBIA),
                   5.50%, 8/1/19                                                        1,405,319
             705   Ukiah Unified School District, (FGIC), 0.00%, 8/1/10                   573,940
           1,000   Walnut Valley Unified School District, (FGIC),
                   5.25%, 8/1/18                                                        1,111,740
-------------------------------------------------------------------------------------------------
                                                                                  $    10,665,257
-------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 1.3%
$            400   California Statewide Communities Development Authority,
                   (Sutter Health), (FSA), 6.00%, 8/15/13                         $       463,388
-------------------------------------------------------------------------------------------------
                                                                                  $       463,388
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 6.6%
$          2,000   Anaheim Public Financing Authority, (Public Improvements),
                   (FSA), 0.00%, 9/1/19                                           $       960,440
             750   California Public Works, (UCLA Replacement Hospital),
                   (FSA), 5.375%, 10/1/16                                                 831,960
             505   California State Public Works Board, (Department of
                   Corrections), (AMBAC), 5.25%, 12/1/13                                  575,902
-------------------------------------------------------------------------------------------------
                                                                                  $     2,368,302
-------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 0.9%
$            310   Puerto Rico Municipal Finance Agency, (FSA),
                   5.25%, 8/1/21                                                  $       339,791
-------------------------------------------------------------------------------------------------
                                                                                  $       339,791
-------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 11.8%
$            600   Burbank Public Financing Authority, (Golden State
                   Redevelopment), (AMBAC), 5.25%, 12/1/22                        $       652,332
           1,000   Garden Grove Community Development (Tax Allocation),
                   (AMBAC), 5.25%, 10/1/16                                              1,118,530
             500   Napa County Flood Protection and Watershed Improvements
                   Authority, (FGIC), 5.00%, 6/15/18                                      533,525
           1,000   San Mateo County Transportation District, (MBIA),
                   5.25%, 6/1/17                                                        1,144,040
             250   Santa Clara Valley Transportation Authority, (MBIA),
                   5.00%, 6/1/17                                                          269,857
             500   Seaside Redevelopment Agency, (MBIA),
                   5.00%, 8/1/15                                                          552,335
-------------------------------------------------------------------------------------------------
                                                                                  $     4,270,619
-------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 6.0%
$            225   Puerto Rico Commonwealth Highway and Transportation
                   Authority, (FSA), 5.50%, 7/1/15                                $       265,275
           1,000   Puerto Rico Commonwealth Highway and Transportation
                   Authority, (FSA), 5.50%, 7/1/17                                      1,176,200
           1,000   San Joaquin Hills, Transportation Corridor Agency Bridge &
                   Toll Road, (MBIA), 0.00%, 1/15/12                                      743,250
-------------------------------------------------------------------------------------------------
                                                                                  $     2,184,725
-------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 2.9%
$            200   Sacramento County, Sanitation District Financing Authority,
                   (County Sanitation District No. 1), (AMBAC),
                   5.50%, 12/1/18                                                 $       224,518
             250   Sacramento County, Sanitation Financing Authority,
                   (AMBAC), 5.50%, 12/1/19                                                289,993
$            500   Sunnyvale Financing Authority Water and Wastewater,
                   (AMBAC), 5.00%, 10/1/22                                        $       524,030
-------------------------------------------------------------------------------------------------
                                                                                  $     1,038,541
-------------------------------------------------------------------------------------------------

OTHER REVENUE -- 0.9%
$            300   California Statewide Communities Development Authority,
                   (East Valley Tourist Development Authority),
                   8.25%, 10/1/14                                                 $       307,614
-------------------------------------------------------------------------------------------------
                                                                                  $       307,614
-------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 0.7%
$            250   ABAG Finance Authority, (American Baptist Homes),
                   5.75%, 10/1/17                                                 $       250,490
-------------------------------------------------------------------------------------------------
                                                                                  $       250,490
-------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 9.2%
$            300   Alameda Public Financing Authority, 5.45%, 9/2/14              $       307,590
             250   Brentwood Infrastructure Financing Authority,
                   5.625%, 9/2/15                                                         257,553
             200   Capistrano Unified School District, 5.65%, 9/1/15                      210,558
             195   Corona Public Financing Authority, 5.70%, 9/1/13                       195,848
             200   Fontana Redevelopment Agency, (Jurupa Hills),
                   5.50%, 10/1/17                                                         210,866
             160   Murrueta Valley Unified School District, 5.70%, 9/1/17                 162,973
             390   Pomona Redevelopment Agency, (West Holt Avenue
                   Redevelopment), 5.50%, 5/1/13                                          424,410
             295   Rancho Cucamonga Public Finance Authority,
                   5.75%, 9/2/12                                                          319,335
             300   Roseville Special Tax, 6.00%, 9/1/11                                   328,476
             200   Santa Margarita Water District, 6.10%, 9/1/14                          215,506
             200   Santaluz Community Facility District No. 2,
                   5.80%, 9/1/14                                                          207,186
             200   Torrance Redevelopment Agency, 5.50%, 9/1/12                           212,410
             250   Whittier Public Financing Authority, (Greenleaf Avenue
                   Redevelopment), 5.50%, 11/1/16                                         264,570
-------------------------------------------------------------------------------------------------
                                                                                  $     3,317,281
-------------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.8%
$            290   Port Redwood City, (AMT), 5.40%, 6/1/19                        $       302,302
-------------------------------------------------------------------------------------------------
                                                                                  $       302,302
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
WATER AND SEWER -- 1.4%
$            500   Metropolitan Water District, (Southern California
                   Waterworks), 4.75%, 7/1/22                                     $       509,850
-------------------------------------------------------------------------------------------------
                                                                                  $       509,850
-------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 99.1%
   (IDENTIFIED COST $33,980,330)                                                  $    35,840,565
-------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.9%                                            $       322,566
-------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $    36,163,131
-------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 75.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.5% to 26.2% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO as of March 31, 2004 PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 3.1%
$          1,000   Jacksonville Electric Authority, (St. Johns River Power Park),
                   5.375%, 10/1/16                                                $     1,074,230
           1,100   Orlando Water and Electric Utilities Commission,
                   5.25%, 10/1/20                                                       1,196,140
-------------------------------------------------------------------------------------------------
                                                                                  $     2,270,370
-------------------------------------------------------------------------------------------------

HOSPITAL -- 2.2%
$          1,000   Highlands County Health Facilities Authority,
                   (Adventist Health System), 5.25%, 11/15/20                     $     1,032,100
             500   West Orange Healthcare District, 5.50%, 2/1/10                         563,875
-------------------------------------------------------------------------------------------------
                                                                                  $     1,595,975
-------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 0.8%
$            500   Polk County IDA, (Cargill Fertilizer), (AMT),
                   5.50%, 11/1/09                                                 $       556,060
-------------------------------------------------------------------------------------------------
                                                                                  $       556,060
-------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 10.2%
$          1,000   Brevard County Utility Revenue, (FGIC), 5.25%, 3/1/13          $     1,126,990
           2,000   Escambia County Utilities Authority, (FGIC), 0.00%, 1/1/15           1,296,260
           1,000   Manatee County, Public Utilities, (MBIA),
                   6.75%, 10/1/04                                                       1,027,970
           1,250   Puerto Rico Electric Power Authority, (MBIA),
                   5.00%, 7/1/19                                                        1,395,400
           1,250   Puerto Rico Electric Power Authority, (XLCA),
                   5.375%, 7/1/18                                                       1,443,350
           1,000   Tallahassee Consolidated Utilities System, (FGIC),
                   5.50%, 10/1/18                                                       1,169,260
-------------------------------------------------------------------------------------------------
                                                                                  $     7,459,230
-------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 12.9%
$          1,750   Dade County Local School District, (MBIA), 5.00%, 2/15/15      $     1,885,310
           1,000   Miami, (Homeland Defense), (MBIA), 0.00%, 1/1/12                       750,100
           1,000   Miami, (MBIA), 5.375%, 9/1/15                                        1,126,710
             750   Miami-Dade County General Obligation, (Fire and Rescue
                   Service District), (AMBAC), 5.25%, 4/1/17                              826,867
           1,000   Miami-Dade County School District, (FSA), 5.375%, 8/1/14             1,165,610
           1,000   Miami-Dade County School District, (FSA), 5.375%, 8/1/15             1,158,380
             750   New York, NY, (FGIC), 5.50%, 6/1/12                                    865,095
           1,500   Reedy Creek Improvements District, (AMBAC),
                   5.375%, 6/1/15                                                       1,670,805
-------------------------------------------------------------------------------------------------
                                                                                  $     9,448,877
-------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 3.4%
$            750   Miami-Dade County, Health Facilities Authority, (Miami
                   Children's Hospital), (AMBAC), 5.625%, 8/15/16                 $       844,222
           1,000   Saint Petersburg Health Facilities Authority,
                   (All Children's Hospital), (AMBAC), 5.50%, 11/12/17                  1,121,210
             500   Sarasota County Public Hospital, (MBIA), 5.25%, 7/1/18                 560,695
-------------------------------------------------------------------------------------------------
                                                                                  $     2,526,127
-------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 2.2%
$            775   Florida Housing Finance Authority, (Leigh Meadows
                   Apartments), (AMBAC), 5.85%, 9/1/10                            $       824,623
             720   Florida Housing Finance Authority, (Stottert Arms
                   Apartments), (AMBAC), 5.90%, 9/1/10                                    766,822
-------------------------------------------------------------------------------------------------
                                                                                  $     1,591,445
-------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 6.5%
$            500   Florida Board of Education Lottery Revenue, (FGIC),
                   5.00%, 7/1/20                                                  $       532,100
           1,100   Florida Board of Education Lottery Revenue, (FGIC),
                   5.25%, 7/1/20                                                        1,195,601
           1,500   Jacksonville Entitlement Revenue, (Public Improvements),
                   (FGIC), 5.00%, 10/1/21                                               1,592,205
             750   Palm Beach County Public Improvements, (Convention
                   Center), (FGIC), 5.625%, 11/1/15                                       879,352
             500   Saint Johns County IDA, (Professional Golf Hall of Fame),
                   (MBIA), 5.00%, 9/1/20                                                  532,660
-------------------------------------------------------------------------------------------------
                                                                                  $     4,731,918
-------------------------------------------------------------------------------------------------

INSURED-SOLID WASTE -- 3.5%
$          1,750   Dade County, Resource Recovery Facilities, (AMBAC),
                   (AMT), 5.30%, 10/1/07                                          $     1,911,017
           1,100   Palm Beach Solid Waste Authority, (AMBAC),
                   0.00%, 10/1/16                                                         648,274
-------------------------------------------------------------------------------------------------
                                                                                  $     2,559,291
-------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 10.3%
$             95   Cape Coral, Water and Sewer, (FSA), 4.80%, 7/1/09              $       105,709
             330   Dade County, (MBIA), 0.00%, 10/1/08                                    293,198
             990   Julington Creek Plantation Community Development District,
                   (MBIA), 4.75%, 5/1/19                                                1,033,392
           2,000   Miami-Dade County Professional Sports Franchise Facilities,
                   (MBIA), 0.00%, 10/1/13                                               1,399,340
           1,760   Osceola County Sales Tax, (FSA), 5.00%, 4/1/19                       1,866,797
             770   Seminole County Sales Tax, (FGIC), 5.375%, 10/1/19                     850,858
             595   St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/18                            638,566
             250   St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/19                            266,900
             500   Tamarac, Sales Tax, (FGIC), 5.00%, 4/1/18                              536,955

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
INSURED-SPECIAL TAX REVENUE (CONTINUED)
$            500   Virgin Islands Public Financing Authority, (FSA),
                   5.00%, 10/1/13                                                 $       568,310
-------------------------------------------------------------------------------------------------
                                                                                  $     7,560,025
-------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 10.4%
$          1,000   Broward County Airport System, (MBIA), 5.375%,
                   10/1/13                                                        $     1,095,850
           1,000   Canaveral Port Authority Improvements, (FGIC),
                   5.00%, 6/1/19                                                        1,069,390
           1,750   Dade County, Seaport, (MBIA), 5.125%, 10/1/16(1)                     1,906,082
           1,000   Guam International Airport Authority, (MBIA),
                   5.25%, 10/1/14                                                       1,136,510
           1,080   Lee County Transportation Facility, (AMBAC),
                   5.50%, 10/1/16                                                       1,216,847
           1,000   Puerto Rico Highway and Transportation Authority, (MBIA),
                   5.50%, 7/1/15                                                        1,175,950
-------------------------------------------------------------------------------------------------
                                                                                  $     7,600,629
-------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 20.4%
$          2,260   Boynton Beach Utility System, (FGIC), 5.50%, 11/1/17           $     2,650,189
           1,750   Dade County, Water and Sewer System, (FGIC),
                   5.25%, 10/1/11                                                       1,960,017
             500   Dade County, Water and Sewer System, (FGIC),
                   5.25%, 10/1/21                                                         541,010
             750   Hillsborough County, Capacity Assessment, (FSA),
                   5.125%, 3/1/20                                                         801,938
           1,500   Marco Island Utility System, (MBIA), 5.25%, 10/1/16                  1,684,170
           1,000   Port Saint Lucie Utility, (MBIA), 0.00%, 9/1/15                        628,820
           2,000   Seacoast Utilities Authority Water and Sewer, (FGIC),
                   5.50%, 3/1/16                                                        2,328,560
           1,320   Sebring Water and Wastewater, (FGIC), 5.25%, 1/1/15                  1,481,634
           1,000   Sunrise Utilities Systems, (AMBAC), 5.20%, 10/1/22                   1,094,660
           1,000   Sunrise Utilities Systems, (AMBAC), 5.50%, 10/1/18                   1,158,440
             500   Tallahassee, Consolidated Utility System, (FGIC),
                   5.50%, 10/1/19                                                         583,800
-------------------------------------------------------------------------------------------------
                                                                                  $    14,913,238
-------------------------------------------------------------------------------------------------

NURSING HOME -- 1.2%
$            600   Okaloosa County, Retirement Rental Housing, (Encore
                   Retirement Partners), 6.125%, 2/1/14                           $       540,168
             470   Orange County, Health Facilities Authority, (Westminister
                   Community Care Services), 6.50%, 4/1/12                                373,415
-------------------------------------------------------------------------------------------------
                                                                                  $       913,583
-------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.4%
$            250   Lee County IDA, (Shell Point Village), 5.50%, 11/15/21         $       254,260
             250   Lee County IDA, (Shell Point Village), 5.75%, 11/15/14                 264,953
             595   North Miami HFA, (Imperial Club), 6.75%, 1/1/33                        533,614
-------------------------------------------------------------------------------------------------
                                                                                  $     1,052,827
-------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 6.6%
$            500   Concorde Estates Community Development District, FL,
                   Capital Improvements, 5.00%, 5/1/11                            $       495,720
             450   Fishhawk Community Development District II,
                   5.00%, 11/1/07                                                         450,639
              35   Fleming Island Plantation Community Development
                   District, 6.30%, 2/1/05                                                 35,138
             500   Gateway Services Community Development District,
                   (Stoneybrook), 5.50%, 7/1/08                                           502,490
             400   Heritage Harbour South Community Development District,
                   (Capital Improvements), 5.25%, 11/1/08                                 402,324
             235   Heritage Harbour South Community Development District,
                   (Capital Improvements), 5.40%, 11/1/08                                 237,312
             130   Heritage Palms Community Development District, Capital
                   Improvements, 6.25%, 11/1/04                                           130,274
             280   Longleaf Community Development District, 6.20%, 5/1/09                 273,423
             355   North Springs, Improvement District, (Heron Bay),
                   7.00%, 5/1/19                                                          373,354
           1,000   Orlando Capital Improvements, 5.00%, 10/1/18                         1,063,580
             650   Sterling Hill Community Development District, Capital
                   Improvements, 5.50%, 11/1/10                                           654,778
             165   Stoneybrook West Community Development District,
                   6.45%, 5/1/10                                                          168,348
              10   Vista Lakes Community Development District, 6.35%, 5/1/05               10,039
              70   Waterlefe Community Development District, Capital
                   Improvements, 6.25%, 5/1/10                                             70,717
-------------------------------------------------------------------------------------------------
                                                                                  $     4,868,136
-------------------------------------------------------------------------------------------------

UTILITIES -- 1.4%
$            240   Orlando Utilities Commission Water and Electric,
                   5.00%, 10/1/18                                                 $       257,508
             750   Orlando Utilities Commission Water and Electric,
                   5.00%, 10/1/22                                                         791,693
-------------------------------------------------------------------------------------------------
                                                                                  $     1,049,201
-------------------------------------------------------------------------------------------------

WATER AND SEWER -- 1.1%
$            750   Jacksonville Electric Authority, Water and Sewer,
                   5.125%, 10/1/19                                                $       791,940
-------------------------------------------------------------------------------------------------
                                                                                  $       791,940
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                  VALUE
-------------------------------------------------------------------------------------------------
TOTAL TAX-EXEMPT INVESTMENTS -- 97.6%
   (IDENTIFIED COST $67,628,114)                                                  $    71,488,872
-------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.4%                                            $     1,781,977
-------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $    73,270,849
-------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 81.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 30.2% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO as of March 31, 2004 PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
EDUCATION -- 13.7%
$            580   Massachusetts Development Finance Agency, (Massachusetts
                   College of Pharmacy), 5.00%, 7/1/11                            $       615,966
             400   Massachusetts Development Finance Agency, (Xaverian
                   Brothers High School), 5.55%, 7/1/19                                   415,732
           1,000   Massachusetts HEFA, (Boston College), 5.00%, 6/1/11                  1,124,230
           1,305   Massachusetts HEFA, (Boston College), 5.25%, 6/1/20                  1,420,205
           1,000   Massachusetts HEFA, (Boston College), 5.375%, 6/1/14                 1,155,020
           1,000   Massachusetts HEFA, (Harvard University), 5.00%, 7/15/22             1,063,220
             500   Massachusetts HEFA, (Massachusetts Institute of Technology),
                   5.00%, 7/1/13                                                          569,825
             750   Massachusetts HEFA, (Tufts University), 5.50%, 8/15/15                 877,020
           1,125   Massachusetts IFA, (Babson College), 5.375%, 10/1/17                 1,189,519
             500   Massachusetts IFA, (Belmont Hill School), 5.15%, 9/1/13                531,175
             485   Massachusetts IFA, (Dana Hall), 5.90%, 7/1/27                          496,601
           1,030   Massachusetts IFA, (Park School), 5.50%, 9/1/16                      1,116,242
             750   Massachusetts IFA, (St. Johns High School, Inc.),
                   5.70%, 6/1/18                                                          783,630
             500   Massachusetts IFA, (Wentworth Institute of Technology),
                   5.55%, 10/1/13                                                         537,420
-------------------------------------------------------------------------------------------------
                                                                                  $    11,895,805
-------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 0.6%
$            500   Massachusetts Development Finance Agency, (Devens Electric
                   System), 5.75%, 12/1/20                                        $       530,750
-------------------------------------------------------------------------------------------------
                                                                                  $       530,750
-------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 5.2%
$          1,000   Massachusetts Turnpike Authority, Escrowed to Maturity,
                   5.00%, 1/1/13                                                  $     1,117,520
           2,000   Massachusetts Turnpike Authority, Escrowed to Maturity,
                   5.00%, 1/1/20(1)                                                     2,202,080
             680   Massachusetts Water Pollution Abatement Trust, Escrowed to
                   Maturity, 5.25%, 8/1/14                                                778,280
             400   Rail Connections, Inc., (Rte. 128 Parking Garage), Escrowed
                   to Maturity, 5.30%, 7/1/09                                             455,720
-------------------------------------------------------------------------------------------------
                                                                                  $     4,553,600
-------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 6.1%
$          1,000   Boston, 5.00%, 2/1/18                                          $     1,072,510
             500   Burlington, 5.00%, 2/1/15                                              558,740
             500   Burlington, 5.00%, 2/1/16                                              556,985
             750   Falmouth, 5.25%, 2/1/16                                                839,175
$          1,000   Massachusetts, 5.25%, 8/1/16                                   $     1,128,510
           1,000   Massachusetts, Prerefunded to 11/1/06, 5.00%, 11/1/14                1,092,480
-------------------------------------------------------------------------------------------------
                                                                                  $     5,248,400
-------------------------------------------------------------------------------------------------

HEALTH CARE - MISCELLANEOUS -- 0.5%
$            165   Massachusetts Development Finance Agency, (MCHSP Human
                   Services), 6.60%, 8/15/29                                      $       149,967
             275   Massachusetts Development Finance Agency, (New England
                   Center for Children), 5.30%, 11/1/08                                   280,901
-------------------------------------------------------------------------------------------------
                                                                                  $       430,868
-------------------------------------------------------------------------------------------------

HOSPITAL -- 7.1%
$            500   Massachusetts HEFA, (Baystate Medical Center),
                   5.75%, 7/1/14                                                  $       557,405
             865   Massachusetts HEFA, (Baystate Medical Center),
                   5.75%, 7/1/15                                                          959,198
             475   Massachusetts HEFA, (Berkshire Health System),
                   4.50%, 10/1/05                                                         486,286
           1,315   Massachusetts HEFA, (Cape Cod Healthcare),
                   5.25%, 11/15/13                                                      1,369,231
             860   Massachusetts HEFA, (Central New England Health Systems),
                   6.125%, 8/1/13                                                         862,554
             500   Massachusetts HEFA, (Dana Farber Cancer Institute),
                   6.50%, 12/1/05                                                         541,375
             250   Massachusetts HEFA, (Partners Healthcare System),
                   5.00%, 7/1/09                                                          276,990
           1,000   Massachusetts HEFA, (Partners Healthcare System),
                   5.50%, 7/1/10                                                        1,136,880
-------------------------------------------------------------------------------------------------
                                                                                  $     6,189,919
-------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 2.7%
$          1,560   Massachusetts College Building Authority, (XLCA),
                   5.375%, 5/1/14                                                 $     1,788,805
             500   Massachusetts HEFA, (University of Massachusetts), (MBIA),
                   5.125%, 10/1/20                                                        537,475
-------------------------------------------------------------------------------------------------
                                                                                  $     2,326,280
-------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 7.5%
$          2,120   Massachusetts Municipal Wholesale Electric Co., (MBIA),
                   5.25%, 7/1/12                                                  $     2,413,874
           1,000   Massachusetts Power Supply System, (Municipal Wholesale
                   Electric Co.), (MBIA), 5.25%, 7/1/13                                 1,127,660
           2,500   Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16          2,943,925
-------------------------------------------------------------------------------------------------
                                                                                  $     6,485,459
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
INSURED-ESCROWED / PREREFUNDED -- 4.1%
$          2,000   Massachusetts Bay Transportation Authority, Prerefunded to
                   3/1/05, (AMBAC), 5.25%, 3/1/11                                 $     2,096,020
             400   Massachusetts Turnpike Authority, Escrowed to Maturity,
                   (FGIC), 5.125%, 1/1/23                                                 435,772
             850   Route 3 North Transportation Improvements Association,
                   (MBIA), Prerefunded to 6/15/10, 5.625%, 6/15/21                        987,657
-------------------------------------------------------------------------------------------------
                                                                                  $     3,519,449
-------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 18.3%
$          1,000   Boston, (MBIA), 5.00%, 2/1/19                                  $     1,067,320
           2,000   Dudley-Charlton Regional School District, (FGIC),
                   5.125%, 6/15/13                                                      2,289,680
           1,000   Fall River, (FSA), 5.25%, 2/1/14                                     1,147,100
             940   Fall River, (FSA), 5.25%, 2/1/18                                     1,053,796
             780   Groton-Dunstable Regional School District, (FSA),
                   5.00%, 10/15/17                                                        849,124
             750   Haverhill, (FGIC), 5.00%, 6/15/17                                      812,378
             715   Lancaster, (AMBAC), 5.00%, 4/15/19                                     773,802
           1,035   Lancaster, (AMBAC), 5.375%, 4/15/15                                  1,177,385
             750   Lawrence, (MBIA), 5.00%, 3/15/13                                       846,870
           1,000   Massachusetts, (AMBAC), 5.00%, 7/1/12                                1,124,550
           1,000   Massachusetts, (FSA), 5.50%, 11/1/17                                 1,158,840
             500   Puerto Rico Public Improvements, (XLCA), 5.25%, 7/1/17                 571,810
           1,195   Puerto Rico, Public Improvements, (XLCA), 5.25%, 7/1/16              1,366,530
           1,000   Reading, (MBIA), 5.00%, 3/15/15                                      1,112,270
             500   Springfield, (MBIA), 5.25%, 1/15/15                                    564,675
-------------------------------------------------------------------------------------------------
                                                                                  $    15,916,130
-------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.5%
$          1,000   Massachusetts HEFA, (Harvard Pilgrim Health), (FSA),
                   5.00%, 7/1/05                                                  $     1,045,010
           1,000   Massachusetts HEFA, (New England Medical Center Hospital),
                   (FGIC), 5.375%, 5/15/15                                              1,112,460
-------------------------------------------------------------------------------------------------
                                                                                  $     2,157,470
-------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 0.1%
$             70   Massachusetts Housing Finance Agency, Single Family,
                   (AMBAC), (AMT), 5.15%, 12/1/12                                 $        74,405
-------------------------------------------------------------------------------------------------
                                                                                  $        74,405
-------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 0.9%
$            750   Boston Convention Center Act 1997, (AMBAC),
                   5.00%, 5/1/16                                                  $       819,368
-------------------------------------------------------------------------------------------------
                                                                                  $       819,368
-------------------------------------------------------------------------------------------------

INSURED-SOLID WASTE -- 2.6%
$          1,000   Massachusetts Development Finance Agency, (Semass
                   System), (MBIA), 5.625%, 1/1/13                                $     1,151,840
           1,000   Massachusetts Development Finance Agency, (Semass
                   System), (MBIA), 5.625%, 1/1/16                                      1,124,980
-------------------------------------------------------------------------------------------------
                                                                                  $     2,276,820
-------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 0.5%
$            400   Virgin Islands Public Financing Authority, (FSA),
                   5.00%, 10/1/13                                                 $       454,648
-------------------------------------------------------------------------------------------------
                                                                                  $       454,648
-------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 9.7%
$          1,630   Massachusetts Bay Transportation Authority, (General
                   Transportation System), (MBIA), 5.50%, 3/1/14                  $     1,894,435
             500   Massachusetts Port Authority, (Delta Airlines), (AMBAC),
                   (AMT), 5.50%, 1/1/15                                                   541,145
           1,225   Massachusetts Port Authority, (FSA), 5.125%, 7/1/17                  1,300,570
           1,500   Massachusetts State Federal Highway Grant Anticipation Notes,
                   (FSA), 5.50%, 12/15/13                                               1,759,410
           1,000   Puerto Rico Commonwealth Highway and Transportation
                   Authority, (FSA), 5.50%, 7/1/11                                      1,169,210
             500   Puerto Rico Commonwealth Highway and Transportation
                   Authority, (FSA), 5.50%, 7/1/17                                        588,100
           1,000   Puerto Rico Highway and Transportation Authority (FGIC),
                   5.50%, 7/1/15                                                        1,163,850
-------------------------------------------------------------------------------------------------
                                                                                  $     8,416,720
-------------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 2.0%
$          1,500   Massachusetts Water Resource Authority, (FSA),
                   5.25%, 8/1/11                                                  $     1,719,240
-------------------------------------------------------------------------------------------------
                                                                                  $     1,719,240
-------------------------------------------------------------------------------------------------

LEASE REVENUE/CERTIFICATES OF PARTICIPATION -- 2.0%
$          1,650   Puerto Rico, ITEM & ECFA, (Guaynabo Municipal Government),
                   5.375%, 7/1/06                                                 $     1,725,257
-------------------------------------------------------------------------------------------------
                                                                                  $     1,725,257
-------------------------------------------------------------------------------------------------

MISCELLANEOUS -- 1.7%
$          1,000   Massachusetts Development Finance Agency, (Jewish
                   Philanthropies), 5.25%, 2/1/22                                 $     1,080,460
             350   Massachusetts Development Finance Agency, (YMCA of
                   Greater Boston), 5.25%, 11/1/13                                        370,458
-------------------------------------------------------------------------------------------------
                                                                                  $     1,450,918
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
NURSING HOME -- 1.4%
$            400   Massachusetts Development Finance Agency, (Odd Fellows
                   Home of Massachusetts), 6.25%, 1/1/15                          $       373,256
             515   Massachusetts HEFA, (Christopher House), 6.25%, 1/1/07                 524,285
             335   Massachusetts IFA, (Age Institute of Massachusetts),
                   7.60%, 11/1/05                                                         335,704
-------------------------------------------------------------------------------------------------
                                                                                  $     1,233,245
-------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.2%
$            600   Massachusetts Development Finance Agency, (Berkshire
                   Retirement), 5.60%, 7/1/19                                     $       591,780
             485   Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30                  462,782
-------------------------------------------------------------------------------------------------
                                                                                  $     1,054,562
-------------------------------------------------------------------------------------------------

SOLID WASTE -- 1.2%
$          1,000   Massachusetts IFA, (Ogden Haverhill), (AMT),
                   5.50%, 12/1/13                                                 $       994,740
-------------------------------------------------------------------------------------------------
                                                                                  $       994,740
-------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 1.6%
$            750   Massachusetts Bay Transportation Authority, Sales Tax,
                   5.25%, 7/1/16                                                  $       855,285
             500   Massachusetts Special Obligations, 5.00%, 6/1/14                       558,455
-------------------------------------------------------------------------------------------------
                                                                                  $     1,413,740
-------------------------------------------------------------------------------------------------

TRANSPORTATION -- 2.7%
$          1,000   Massachusetts Port Authority, (AMT), 6.25%, 7/1/17             $     1,106,960
           2,000   Massachusetts State Federal Highway Grant Anticipation Notes,
                   0.00%, 6/15/15                                                       1,251,460
-------------------------------------------------------------------------------------------------
                                                                                  $     2,358,420
-------------------------------------------------------------------------------------------------

WATER AND SEWER -- 2.0%
$          1,595   Massachusetts Water Pollution Abatement Trust,
                   0.00%, 8/1/12                                                  $     1,170,794
             500   Massachusetts Water Pollution Abatement Trust,
                   5.25%, 2/1/12                                                          564,135
-------------------------------------------------------------------------------------------------
                                                                                  $     1,734,929
-------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.9%
   (IDENTIFIED COST $80,518,659)                                                  $    84,981,142
-------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.1%                                            $     1,780,245
-------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $    86,761,387
-------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 52.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.4% to 18.6% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO as of March 31, 2004 PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
COGENERATION -- 0.6%
$            345   New Jersey EDA, (Trigen-Trenton), (AMT),
                   6.10%, 12/1/04                                                 $       346,618
-------------------------------------------------------------------------------------------------
                                                                                  $       346,618
-------------------------------------------------------------------------------------------------

EDUCATION -- 2.6%
$            750   New Jersey Educational Facilities Authority, (Stevens
                   Institute of Technology), 5.00%, 7/1/11                        $       821,700
             600   New Jersey Educational Facility Authority, (Higher
                   Education Capital Improvements), 5.00%, 9/1/15                         653,538
-------------------------------------------------------------------------------------------------
                                                                                  $     1,475,238
-------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 0.7%
$            420   New Jersey Economic Development Authority PCR,
                   (PSEG Power) 5.00% 3/1/12                                      $       430,324
-------------------------------------------------------------------------------------------------
                                                                                  $       430,324
-------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 3.4%
$            350   New Jersey EDA, (Kapkowski Road Landfill),
                   Prerefunded to 5/15/14, 6.375%, 4/1/18                         $       433,275
           2,030   New Jersey EDA, (Principal Custodial Receipts),
                   Escrowed to Maturity, 0.00%, 12/15/12                                1,490,284
-------------------------------------------------------------------------------------------------
                                                                                  $     1,923,559
-------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 8.6%
$            500   Jersey City School District, 6.25%, 10/1/10                    $       597,765
             500   New Jersey, 4.50%, 2/1/18                                              509,650
           1,560   Ocean County, 5.00%, 8/1/17                                          1,696,625
           1,050   Puerto Rico, 0.00%, 7/1/08                                             939,246
           1,000   Union County, (General Improvements),
                   5.00%, 3/1/17                                                        1,083,840
-------------------------------------------------------------------------------------------------
                                                                                  $     4,827,126
-------------------------------------------------------------------------------------------------

HOSPITAL -- 5.0%
$            500   New Jersey Health Care Facilities Financing Authority,
                   (Atlantic City Medical Care Center), 6.00%, 7/1/12             $       570,965
             450   New Jersey Health Care Facilities Financing Authority,
                   (Hackensack University Medical Center),
                   6.125%, 1/1/20                                                         483,156
             500   New Jersey Health Care Facilities Financing Authority,
                   (Robert Wood Johnson University Hospital),
                   5.60%, 7/1/15                                                          547,670
             425   New Jersey Health Care Facilities Financing Authority,
                   (Saint Peters University Hospital), (AMT),
                   6.875%, 7/1/20                                                         483,140
             680   New Jersey Health Care Facilities Financing Authority,
                   (St. Elizabeth's Hospital), 5.75%, 7/1/08                              715,047
-------------------------------------------------------------------------------------------------
                                                                                  $     2,799,978
-------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 2.6%
$            350   New Jersey EDA, (American Airlines), (AMT),
                   7.10%, 11/1/31                                                 $       250,257
             450   New Jersey EDA, (Continental Airlines), (AMT),
                   6.25%, 9/15/19                                                         381,177
             500   New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27(1)                                                       490,000
             300   New Jersey EDA, (The Seeing Eye, Inc.),
                   6.20%, 12/1/24                                                         337,893
-------------------------------------------------------------------------------------------------
                                                                                  $     1,459,327
-------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 2.7%
$            900   New Jersey Educational Facilities Authority, (Ramapo
                   College), (AMBAC), 4.60%, 7/1/14                               $       963,045
             500   University of New Jersey Medicine and Dentistry,
                   (AMBAC), 5.375%, 12/1/13                                               570,060
-------------------------------------------------------------------------------------------------
                                                                                  $     1,533,105
-------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.8%
$            560   Cape May County Industrial Pollution Control Financing
                   Authority, (Atlantic City Electric Co,), (MBIA),
                   6.80%, 3/1/21                                                  $       733,499
             420   New Jersey Economic Development Authority PCR,
                   (PSEG Power), 5.00%, 3/1/12                                            430,324
             730   Puerto Rico Electric Power Authority, (XLCA),
                   5.00%, 7/1/11                                                          827,258
           1,000   Puerto Rico Electric Power Authority, (XLCA),
                   5.375%, 7/1/18                                                       1,154,680
-------------------------------------------------------------------------------------------------
                                                                                  $     2,715,437
-------------------------------------------------------------------------------------------------

INSURED-ESCROWED/PREREFUNDED -- 2.5%
$          1,300   Washington Township Board of Education, (MBIA),
                   Prerefunded to 2/01/07, 5.125%, 2/1/15                         $     1,420,276
-------------------------------------------------------------------------------------------------
                                                                                  $     1,420,276
-------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 17.1%
$            330   Clearview Regional High School District, (FGIC),
                   5.375%, 8/1/15                                                 $       379,388
             750   Freehold Regional High School District, (FGIC),
                   5.00%, 3/1/18                                                          834,945
             720   Hillsborough Township School District, (FSA),
                   5.375%, 10/1/18                                                        832,867
             750   Hunterdon Central Regional High School District, (FSA),
                   4.75%, 5/1/12                                                          837,412

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS (CONTINUED)
$          1,000   Jersey City, (AMBAC), 5.25%, 3/1/14                            $     1,146,890
             725   Monroe Township Board of Education, (FGIC),
                   5.20%, 8/1/11                                                          833,641
             825   Monroe Township Board of Education, (FGIC),
                   5.20%, 8/1/14                                                          946,547
             700   Montville Township, (AMBAC), 4.20%, 8/1/12                             742,868
             255   Ocean Township Board of Education, (FGIC),
                   4.50%, 8/1/12                                                          281,742
           1,000   Passaic County, (FSA), 5.25%, 6/1/13                                 1,127,730
           1,000   Puerto Rico Public Improvements, (CIFG),
                   5.25%, 7/1/17                                                        1,142,500
             500   Puerto Rico Public Improvements, (XLCA),
                   5.25%, 7/1/17                                                          571,810
-------------------------------------------------------------------------------------------------
                                                                                  $     9,678,340
-------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 5.3%
$          1,300   New Jersey Health Care Facilities Financing Authority,
                   (AHS Hospital Corp.), (AMBAC), 6.00%, 7/1/12(2)                $     1,551,615
           1,410   New Jersey Health Care Facilities Financing Authority,
                   (Dover General Hospital and Medical Center), (MBIA),
                   7.00%, 7/1/04                                                        1,430,332
-------------------------------------------------------------------------------------------------
                                                                                  $     2,981,947
-------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 5.6%
$          1,000   Hudson County, (MBIA), 6.25%, 6/1/15                           $     1,226,830
           1,000   New Jersey Economic Development Authority, (School
                   Facility), (AMBAC), 5.25%, 6/15/16                                   1,106,520
             710   Puerto Rico Public Finance Corp., (AMBAC),
                   5.375%, 6/1/17                                                         825,368
-------------------------------------------------------------------------------------------------
                                                                                  $     3,158,718
-------------------------------------------------------------------------------------------------

INSURED-NURSING HOME -- 0.8%
$            400   Rahway Geriatrics Center Inc., (MBIA),
                   5.25%, 5/1/15                                                  $       453,796
-------------------------------------------------------------------------------------------------
                                                                                  $       453,796
-------------------------------------------------------------------------------------------------

INSURED-OTHER REVENUE -- 7.2%
$            500   Monmouth County Improvements Authority, (AMBAC),
                   5.00%, 12/1/11                                                 $       566,735
           1,000   Monmouth County Improvements Authority, (FSA),
                   5.00%, 12/1/16                                                       1,093,650
           1,645   New Brunswick Parking Authority, (FGIC),
                   5.25%, 9/1/13                                                        1,856,202
             500   Trenton Parking Authority, (FGIC), 5.125%, 4/1/12                      560,535
-------------------------------------------------------------------------------------------------
                                                                                  $     4,077,122
-------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.4%
$            705   Virgin Islands Public Financing Authority, (FSA),
                   5.00%, 10/1/13                                                 $       801,317
-------------------------------------------------------------------------------------------------
                                                                                  $       801,317
-------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 9.0%
$          1,000   Delaware River Port Authority, (FSA), 5.10%, 1/1/20            $     1,071,040
             500   Delaware River Port Authority, (FSA), 5.50%, 1/1/10                    573,935
             750   Guam International Airport Authority, (MBIA),
                   5.25%, 10/1/15                                                         844,642
             750   New Jersey Transportation Trust Fund Authority,
                   (Transportation System), (AMBAC), 5.50%, 12/15/13                      878,288
           1,250   Puerto Rico Highway and Transportation Authority,
                   (MBIA), 5.50%, 7/1/15                                                1,469,938
             250   South Jersey Transportation Authority, (AMBAC),
                   5.00%, 11/1/18                                                         267,100
-------------------------------------------------------------------------------------------------
                                                                                  $     5,104,943
-------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 9.3%
$            185   Atlantic Highlands Sewer Authority, (FGIC),
                   4.125%, 1/1/12                                                 $       197,114
           1,135   Bayonne Municipal Utilities Authority, (XLCA),
                   5.25%, 4/1/19                                                        1,243,597
             420   Musconetcong Sewer Authority, (MBIA), 5.25%, 1/1/13                    480,581
           1,000   North Hudson Sewer Authority, (FGIC), 5.25%, 8/1/16                  1,110,610
             565   Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/16                     338,836
             565   Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/17                     320,186
             565   Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/18                     302,721
           1,090   Pequannock Lincoln Park and Fairfield Sewage Authority,
                   (MBIA), 5.125%, 12/1/14                                              1,234,632
-------------------------------------------------------------------------------------------------
                                                                                  $     5,228,277
-------------------------------------------------------------------------------------------------

NURSING HOME -- 1.0%
$            500   New Jersey EDA, (Masonic Charity Foundation),
                   4.80%, 6/1/11                                                  $       545,000
-------------------------------------------------------------------------------------------------
                                                                                  $       545,000
-------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.1%
$            300   New Jersey EDA, (Fellowship Village), 5.50%, 1/1/18            $       306,414
             300   New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25                    299,787
-------------------------------------------------------------------------------------------------
                                                                                  $       606,201
-------------------------------------------------------------------------------------------------

SOLID WASTE -- 0.4%
$            215   Atlantic County Utilities Authority, Solid Waste System,
                   7.00%, 3/1/08                                                  $       212,461
-------------------------------------------------------------------------------------------------
                                                                                  $       212,461
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
TRANSPORTATION -- 4.2%
$            450   Delaware River Joint Toll Bridge Commission, PA,
                   5.25%, 7/1/15                                                  $       499,536
           1,000   New Jersey Transportation Trust Fund Authority,
                   Variable Rate, 6/15/17(3)(4)                                         1,139,000
             700   Port Authority of New York and New Jersey, (AMT),
                   5.50%, 7/15/12                                                         751,366
-------------------------------------------------------------------------------------------------
                                                                                  $     2,389,902
-------------------------------------------------------------------------------------------------

WATER AND SEWER -- 1.9%
$          1,000   Ocean County Wastewater Utilities
                   Authority, 5.25%, 1/1/17                                       $     1,098,960
-------------------------------------------------------------------------------------------------
                                                                                  $     1,098,960
-------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.8%
   (IDENTIFIED COST $51,793,015)                                                  $    55,267,972
-------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.2%                                            $     1,215,992
-------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $    56,483,964
-------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 67.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.1% to 18.6% of total investments.

(1)  Non-income producing security.

(2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security has been issued as an inverse floater bond.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004 exempt securites were 2.02% of net assets.

                        See notes to financial statements

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO as of March 31, 2004 PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
COGENERATION -- 0.5%
$            600   Suffolk County IDA, (Nissequogue Cogeneration Partners
                   Facility), (AMT), 5.50%, 1/1/23                                $       578,202
-------------------------------------------------------------------------------------------------
                                                                                  $       578,202
-------------------------------------------------------------------------------------------------

EDUCATION -- 2.1%
$          1,000   New York Dormitory Authority, (Columbia University),
                   5.125%, 7/1/15                                                 $     1,123,630
             600   New York Dormitory Authority, (State University
                   Educational Facilities), 5.25%, 5/15/15                                675,390
             105   New York Dormitory Authority, (State University
                   Educational Facilities), 5.25%, 5/15/19                                117,307
             625   Troy IDA, (Rensselaer Polytechnic Institute),
                   5.50%, 9/1/15                                                          712,444
-------------------------------------------------------------------------------------------------
                                                                                  $     2,628,771
-------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 2.9%
$          2,500   New York Energy Research and Development Authority
                   Facility, (AMT), 4.70%, 6/1/36                                 $     2,548,050
           1,000   New York Power Authority, 5.00%, 11/15/11                            1,132,350
-------------------------------------------------------------------------------------------------
                                                                                  $     3,680,400
-------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 8.9%
$          1,750   Metropolitan Transportation Authority, Prerefunded to
                   7/1/15, 5.50%, 7/1/17                                          $     2,061,465
           2,000   New York Dormitory Authority, (Department of Health),
                   Prerefunded to 7/01/06, 5.375%, 7/1/08                               2,207,340
             300   New York Environmental Facility Corp., Clean Water,
                   Escrowed to Maturity, 5.25%, 6/15/11                                   338,868
             745   New York Environmental Facility Corp., Pollution Control,
                   (New York City Municipal Water), Escrowed to Maturity,
                   5.75%, 6/15/10                                                         873,714
           1,000   New York State Urban Development Corp., (Youth
                   Facilities), Prerefunded to 4/01/07, 5.75%, 4/1/10                   1,136,180
           1,000   New York Thruway Authority, Prerefunded to 4/01/06,
                   5.75%, 4/1/16                                                        1,103,160
           1,030   Triborough Bridge and Tunnel Authority, Escrowed to
                   Maturity, 5.00%, 1/1/20                                              1,132,691
           1,000   Triborough Bridge and Tunnel Authority, Prerefunded to
                   1/1/16, 5.375%, 1/1/19                                               1,159,940
           1,000   Triborough Bridge and Tunnel Authority, Prerefunded to
                   7/1/09, 5.25%, 1/1/17                                                1,144,440
-------------------------------------------------------------------------------------------------
                                                                                  $    11,157,798
-------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 1.6%
$          1,000   New York City, 0.00%, 8/1/08                                   $       890,890
           1,000   New York City, 0.00%, 8/1/08                                           890,890
             250   New York City, 5.875%, 8/15/13                                         273,880
-------------------------------------------------------------------------------------------------
                                                                                  $     2,055,660
-------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 0.6%
$            310   Suffolk County IDA, (Alliance of Long Island Agencies),
                   7.50%, 9/1/15                                                  $       332,683
             400   Westchester County IDA, (Children's Village), 5.375%,
                   3/15/19                                                                416,816
           1,310   New York Dormitory Authority, (Mental Health Services
                   Facilities), (MBIA), 5.50%, 8/15/13                                  1,478,807
-------------------------------------------------------------------------------------------------
                                                                                  $       749,499
-------------------------------------------------------------------------------------------------

HOSPITAL -- 4.5%
$            470   Chautauqua County IDA, (Womans Christian Association),
                   6.35%, 11/15/17                                                $       443,403
             580   Fulton County IDA, (Nathan Littauer Hospital),
                   5.75%, 11/1/09                                                         577,784
             255   Nassau County Industrial Development Agency, (North
                   Shore Health System), 5.875%, 11/1/11                                  285,875
           1,000   New York Dormitory Authority, (Child Care Facility),
                   5.375%, 4/1/14                                                       1,113,250
           1,200   New York Dormitory Authority, (Lenox Hill Hospital),
                   5.75%, 7/1/15                                                        1,332,348
             500   New York Dormitory Authority, (Lenox Hill Hospital),
                   5.75%, 7/1/17                                                          547,895
             500   Oneida County IDA, (St. Elizabeth Medical Center),
                   5.50%, 12/1/10                                                         502,090
             750   Suffolk County Industrial Development Agency,
                   (Huntington Hospital), 6.00%, 11/1/22                                  809,662
-------------------------------------------------------------------------------------------------
                                                                                  $     5,612,307
-------------------------------------------------------------------------------------------------

HOUSING -- 0.8%
$            445   New York City Housing Development Corp., MFMR,
                   5.625%, 5/1/12                                                 $       453,704
             500   New York State Mortgage Agency, (AMT),
                   5.20%, 10/1/08                                                         525,705
-------------------------------------------------------------------------------------------------
                                                                                  $       979,409
-------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.9%
$          1,000   Dutchess County IDA, (IBM), (AMT), 5.45%, 12/1/29              $     1,125,150
             250   Onondaga County, IDA, (Senior Air Cargo), (AMT),
                   6.125%, 1/1/32                                                         255,230

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT REVENUE (CONTINUED)
$          1,500   Puerto Rico Port Authority, (American Airlines), (AMT),
                   6.25%, 6/1/26                                                  $     1,068,795
-------------------------------------------------------------------------------------------------
                                                                                  $     2,449,175
-------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 5.0%
$          1,000   New York Dormitory Authority Revenue, (State
                   University Educational Facilities), (FSA),
                   5.75%, 5/15/17                                                 $     1,193,680
           1,455   New York Dormitory Authority, (Mt. Sinai School of
                   Medicine), (MBIA), 5.25%, 7/1/13                                     1,660,199
           1,000   New York Dormitory Authority, (New York University),
                   (AMBAC), 5.50%, 7/1/19                                               1,169,320
           1,000   New York Dormitory Authority, (University Educational
                   Facilities), (FGIC), 5.25%, 5/15/13                                  1,149,090
           1,000   New York Dormitory, (City University), (AMBAC),
                   5.625%, 7/1/16                                                       1,175,210
-------------------------------------------------------------------------------------------------
                                                                                  $     6,347,499
-------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 6.1%
$            500   Long Island Power Authority, Electric System Revenue,
                   (FSA), 0.00%, 6/1/15                                           $       324,650
             500   Long Island Power Authority, Electric System Revenue,
                   (FSA), 5.00%, 12/1/18                                                  534,210
           1,000   Long Island Power Authority, Electric System Revenue,
                   (XLCA), 5.25%, 6/1/14                                                1,138,930
           3,625   Puerto Rico Electric Power Authority, (MBIA),
                   5.50%, 7/1/16                                                        4,268,691
           1,250   Puerto Rico Electric Power Authority, (XLCA),
                   5.375%, 7/1/18                                                       1,443,350
-------------------------------------------------------------------------------------------------
                                                                                  $     7,709,831
-------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 7.5%
$          1,000   Long Island Power Authority, Electric System Revenue,
                   (FSA), Escrowed to Maturity, 5.25%, 12/1/14                    $     1,158,970
           1,000   Long Island Power Authority, Electric System Revenue,
                   (FSA), Escrowed to Maturity, 5.50%, 12/1/13                          1,179,320
           2,000   Metropolitan Transportation Authority, (FGIC),
                   Prerefunded to 10/1/15, 5.00%, 4/1/23                                2,264,800
           2,240   Metropolitan Transportation Authority, (FGIC),
                   Prerefunded to 7/1/08, 5.70%, 7/1/10                                 2,562,717
           1,000   Metropolitan Transportation Authority, (FGIC),
                   Prerefunded to 7/1/09, 5.25%, 7/1/17                                 1,140,020
             450   New York Thruway Authority Service Contract, (Local
                   Highway and Bridge), (MBIA), Prerefunded to 4/1/09,
                   5.40%, 4/1/15                                                          518,049
             250   New York Urban Development Corp., (Correctional
                   Facilities), (AMBAC), Prerefunded to 1/01/09,
                   5.25%, 1/1/15                                                          284,695
$            250   Niagara County IDA, (Niagara University), (AMBAC),
                   Escrowed to Maturity, 5.25%, 10/1/18                           $       285,170
-------------------------------------------------------------------------------------------------
                                                                                  $     9,393,741
-------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 10.7%
$            500   Clarence, Central School District, (FSA),
                   5.00%, 5/15/17                                                 $       539,215
           1,110   East Bloomfield Central School District, (FGIC),
                   5.00%, 6/15/18                                                       1,191,341
           1,000   Erie County Public Improvements, (FGIC),
                   5.00%, 9/1/14                                                        1,104,820
           1,000   Monroe County, (Public Improvements), (MBIA),
                   6.00%, 3/1/19                                                        1,222,380
           1,000   New York City, (MBIA), 5.75%, 8/1/14                                 1,159,130
           1,500   New York City, (XLCA), 5.50%, 8/1/12                                 1,725,315
           1,175   Puerto Rico Public Improvements, (XLCA),
                   5.50%, 7/1/15                                                        1,373,434
           1,915   Puerto Rico, (FGIC), 5.50%, 7/1/17                                   2,252,423
           1,000   Puerto Rico, (MBIA), 5.50%, 7/1/16                                   1,177,570
           1,645   Red Hook Central School District, (FSA),
                   5.125%, 6/15/16                                                      1,802,788
-------------------------------------------------------------------------------------------------
                                                                                  $    13,548,416
-------------------------------------------------------------------------------------------------

INSURED-HEALTH-MISCELLANEOUS -- 1.2%
$          1,310   New York Dormitory Authority (Mental Health Services
                   Facilities), (MBIA), 5.50%, 8/15/13                            $     1,478,807
-------------------------------------------------------------------------------------------------
                                                                                  $     1,478,807
-------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.3%
$          1,600   New York Dormitory Authority, (Memorial Sloan
                   Kettering Cancer Center), (MBIA), 5.50%, 7/1/17                      1,849,344
             495   New York Dormitory Authority, (Mental Health Services
                   Facilities), (FSA), 5.125%, 8/15/17                                    535,981
             500   New York Dormitory Authority, (New York and
                   Presbyterian Hospital), (AMBAC), 5.50%, 8/1/11                         576,770
-------------------------------------------------------------------------------------------------
                                                                                  $     2,962,095
-------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 0.9%
$          1,000   New York Dormitory Authority, (Municipal Health
                   Facilities), (FSA), 5.50%, 1/15/13                             $     1,124,010
-------------------------------------------------------------------------------------------------
                                                                                  $     1,124,010
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
INSURED-SPECIAL TAX REVENUE -- 1.3%
$          2,250   New York Local Government Assistance Corp., (MBIA),
                   0.00%, 4/1/13                                                  $     1,639,957
-------------------------------------------------------------------------------------------------
                                                                                  $     1,639,957
-------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 12.7%
$          1,150   Guam International Airport Authority, (MBIA),
                   5.25%, 10/1/15                                                 $     1,295,118
           1,000   Metropolitan Transportation Authority, (MBIA),
                   5.50%, 11/15/13                                                      1,174,660
           1,250   Metropolitan Transportation Authority, (MBIA),
                   5.50%, 7/1/14                                                        1,467,812
           1,430   Monroe County Airport Authority, (MBIA), (AMT),
                   5.25%, 1/1/13                                                        1,614,270
             500   Monroe County Airport Authority, (MBIA), (AMT),
                   Variable Rate, 1/1/17(1)(2)                                            657,495
           2,500   New York Thruway Authority, (Local Highway & Bridge),
                   (XLCA), 5.50%, 4/1/13                                                2,856,575
           1,000   Puerto Rico Commonwealth Highway and Transportation
                   Authority, (FSA), 5.50%, 7/1/17                                      1,176,200
           1,850   Puerto Rico Highway and Transportation Authority,
                   (MBIA), 5.50%, 7/1/15                                                2,175,508
           1,585   Puerto Rico Highway and Transportation Finance
                   Authority, (FSA), 5.50%, 7/1/12                                      1,855,560
           1,500   Triborough Bridge and Tunnel Authority, (MBIA),
                   5.50%, 11/15/18                                                      1,759,050
-------------------------------------------------------------------------------------------------
                                                                                  $    16,032,248
-------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 3.8%
$          1,300   New York Dormitory Authority, (Court Facilities),
                   5.50%, 5/15/19                                                 $     1,424,332
           2,000   New York State Energy Research and Development Authority,
                   (Western NY Nuclear Service Center), 6.00%, 4/1/06                   2,167,780
           1,000   New York Urban Development Corp., (Correctional and
                   Youth Facilities), 5.50%, 1/1/17                                     1,133,710
-------------------------------------------------------------------------------------------------
                                                                                  $     4,725,822
-------------------------------------------------------------------------------------------------

OTHER REVENUE -- 1.0%
$            750   Albany Industrial Development Agency, (Charitable
                   Leadership), 6.00%, 7/1/19                                     $       800,640
             500   United Nations Development Corp., 5.25%, 7/1/14                        528,400
-------------------------------------------------------------------------------------------------
                                                                                  $     1,329,040
-------------------------------------------------------------------------------------------------

POOLED LOANS -- 2.2%
$          2,375   New York Municipal Bond Agency, 5.50%, 6/1/13                  $     2,726,144
-------------------------------------------------------------------------------------------------
                                                                                  $     2,726,144
-------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.0%
$            345   Glen Cove IDA, (Regency at Glen Cove),
                   9.50%, 7/1/12                                                  $       344,903
             400   Mt. Vernon IDA, (Wartburg Senior Housing, Inc.),
                   6.15%, 6/1/19                                                          389,584
             500   Suffolk County IDA, (Jeffersons Ferry),
                   7.20%, 11/1/19                                                         526,150
-------------------------------------------------------------------------------------------------
                                                                                  $     1,260,637
-------------------------------------------------------------------------------------------------

SOLID WASTE -- 0.6%
$            750   Hempstead IDA, (American Refuel), 5.00%, 12/1/10               $       807,698
-------------------------------------------------------------------------------------------------
                                                                                  $       807,698
-------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 7.6%
$          1,140   34th Street Partnership, Inc., 5.00%, 1/1/17                   $     1,224,702
           1,000   New York City Transitional Finance Authority,
                   4.75%, 11/15/23                                                      1,014,000
           1,100   New York City Transitional Finance Authority,
                   5.00%, 5/1/16                                                        1,157,827
             500   New York City Transitional Finance Authority, (Future
                   Tax), 5.375%, 2/15/14                                                  562,355
           1,000   New York City Transitional Finance Authority, Future Tax,
                   5.375%, 2/2/13                                                       1,126,900
           3,000   New York Local Government Assistance Corp.,
                   5.25%, 4/1/16                                                        3,383,640
           1,000   New York Urban Development Corp., (Personal Income
                   Tax), 5.375%, 3/15/17                                                1,102,550
-------------------------------------------------------------------------------------------------
                                                                                  $     9,571,974
-------------------------------------------------------------------------------------------------

TRANSPORTATION -- 4.1%
$          3,000   Port Authority of New York and New Jersey, (AMT),
                   6.00%, 7/1/14(3)                                               $     3,273,870
           1,685   Triborough Bridge and Tunnel Authority, 5.00%, 1/1/15                1,831,915
-------------------------------------------------------------------------------------------------
                                                                                  $     5,105,785
-------------------------------------------------------------------------------------------------
WATER AND SEWER -- 6.7%
$          2,000   New York City Municipal Water Finance Authority,
                   5.125%, 6/15/21                                                $     2,072,460
           2,500   New York Environmental Facilities Corp., Water Finance
                   Authority, 5.00%, 6/15/17                                            2,723,975
             200   New York Environmental Facility Corp., Clean Water,
                   5.25%, 6/15/11                                                         223,400
           1,500   New York Environmental Facility Corp., Clean Water,
                   (Municipal Water Finance), 5.00%, 3/15/16                            1,631,805
           1,000   New York Environmental Facility Corp., Clean Water,
                   (Municipal Water Finance), 5.00%, 6/15/16                            1,086,980

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
WATER AND SEWER (CONTINUED)
$            500   New York Environmental Facility Corp., Clean Water,
                   (Municipal Water Finance), 5.25%, 6/15/14                      $       563,395
             120   New York Environmental Facility Corp., Pollution Control,
                   (New York City Municipal Water), 5.75%, 6/15/10                        140,336
-------------------------------------------------------------------------------------------------
                                                                                  $     8,442,351
-------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.5%
   (IDENTIFIED COST $117,274,311)                                                 $   124,097,276
-------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.5%                                            $     1,950,650
-------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $   126,047,926
-------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 49.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.8% to 21.1% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004 exempt securities were 0.5% of net assets.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO as of March 31, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
COGENERATION -- 0.9%
$            200   Ohio Water Development Authority, Solid Waste Disposal,
                   (Bay Shore Power), (AMT), 6.625%, 9/1/20                       $       204,324
-------------------------------------------------------------------------------------------------
                                                                                  $       204,324
-------------------------------------------------------------------------------------------------

EDUCATION -- 9.0%
$            500   Ohio Higher Educational Facilities Commission,
                   (John Carroll University), 5.00%, 11/15/13                     $       558,335
             900   Ohio Higher Educational Facilities, (Kenyon College),
                   5.05%, 7/1/37                                                          959,553
             500   Ohio State University General Receipts, 5.25%, 12/1/17                 554,915
-------------------------------------------------------------------------------------------------
                                                                                  $     2,072,803
-------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 7.7%
$            100   Cuyahoga County, Sewer Improvement District, 5.45%,
                   12/1/15                                                        $       113,536
             500   Hamilton School District, 6.15%, 12/1/15                               610,560
             300   Kings County Local School District, 7.60%, 12/1/10                     329,562
             500   Ohio, 0.00%, 8/1/05                                                    491,370
             250   Ohio, 0.00%, 8/1/08                                                    223,267
-------------------------------------------------------------------------------------------------
                                                                                  $     1,768,295
-------------------------------------------------------------------------------------------------

HOSPITAL -- 7.2%
$            500   Cuyahoga County, (Cleveland Clinic Health System),
                   6.00%, 1/1/17                                                  $       562,035
             500   Erie County Hospital Facility, (Firelands Regional
                   Medical Center), 5.50%, 8/15/12                                        562,735
             250   Parma, Hospital Improvement, (Parma Community
                   General Hospital Association), 5.25%, 11/1/13                          266,267
             250   Richland County Hospital Facilities, (Medcentral Health
                   Systems), 6.375%, 11/15/22                                             271,182
-------------------------------------------------------------------------------------------------
                                                                                  $     1,662,219
-------------------------------------------------------------------------------------------------

HOUSING -- 2.1%
$            440   Ohio Housing Finance Agency Mortgage, (AMT), 4.55%,
                   9/1/11                                                         $       476,001
-------------------------------------------------------------------------------------------------
                                                                                  $       476,001
-------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 2.0%
$            500   Dayton, Special Facilities Revenue, (Emery Air Freight),
                   5.625%, 2/1/18                                                 $       456,675
-------------------------------------------------------------------------------------------------
                                                                                  $       456,675
-------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 4.2%
$            470   Cincinnati Ohio Tech College, (AMBAC),
                   5.00%, 10/1/13                                                 $       532,125
             380   Univesity of Cincinnatti General Receipts, (FGIC),
                   5.00%, 6/1/13                                                          429,248
-------------------------------------------------------------------------------------------------
                                                                                  $       961,373
-------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 2.5%
$            500   Puerto Rico Electric Power Authority, (XLCA),
                   5.375%, 7/1/16                                                 $       577,855
-------------------------------------------------------------------------------------------------
                                                                                  $       577,855
-------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 27.4%
$            200   Amherst School District, (FGIC), 5.00%, 12/1/11                $       226,810
             250   Athens City School District, (FSA), 5.45%, 12/1/10                     290,255
             500   Cleveland Municipal School District, (FGIC),
                   5.25%, 12/1/14                                                         565,740
             480   Cleveland, (MBIA), 5.50%, 12/1/14                                      553,459
             265   Clinton Massie Local School District, (AMBAC),
                   0.00%, 12/1/11                                                         205,444
             265   Clinton Massie Local School District, (MBIA),
                   0.00%, 12/1/09                                                         225,120
             225   Finneytown Local School District, (FGIC), 6.15%, 12/1/11               274,277
           1,000   Hilliard School District, (FGIC), 0.00%, 12/1/14                       659,560
             175   Sciota Valley and Ross County School District, (FGIC),
                   0.00%, 12/1/11                                                         135,671
           1,000   Southwest Licking School Facilities Improvement, (FGIC),
                   7.10%, 12/1/16(1)                                                    1,116,560
             600   Springfield City School District, Clark County, (FGIC),
                   5.00%, 12/1/17                                                         654,990
             500   Strongsville City School District, (MBIA), 5.375%, 12/1/12             578,975
             250   West Clermont School District, (AMBAC), 6.90%, 12/1/12                 278,095
             460   Wyoming, School District, (FGIC), 5.75%, 12/1/17                       551,365
-------------------------------------------------------------------------------------------------
                                                                                  $     6,316,321
-------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.5%
$            500   Cuyahoga County, (Metrohealth System), (MBIA),
                   5.50%, 2/15/12                                                 $       577,305
-------------------------------------------------------------------------------------------------
                                                                                  $       577,305
-------------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 2.6%
$            500   Akron Economic Development, (MBIA),
                   6.00%, 12/1/12                                                 $       601,555
-------------------------------------------------------------------------------------------------
                                                                                  $       601,555
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 2.5%
$            500   Ohio Building Authority, (FSA), 5.50%, 10/1/11                 $       583,030
-------------------------------------------------------------------------------------------------
                                                                                  $       583,030
-------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.5%
$            300   Virgin Islands Public Financing Authority, (FSA),
                   5.00%, 10/1/13                                                 $       340,986
-------------------------------------------------------------------------------------------------
                                                                                  $       340,986
-------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 5.2%
$            300   Cleveland Airport System, (FSA), 5.25%, 1/1/14                 $       327,555
             750   Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18                       872,768
-------------------------------------------------------------------------------------------------
                                                                                  $     1,200,323
-------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 6.1%
$            475   Cleveland Waterworks, (FSA), 5.375%, 1/1/16                    $       532,608
             750   Ohio Water Development Authority, (FSA), 5.50%, 12/1/17                880,073
-------------------------------------------------------------------------------------------------
                                                                                  $     1,412,681
-------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 4.6%
$            750   Ohio Parks and Recreational Capital Facilities,
                   5.50%, 6/1/14                                                  $       860,535
             200   Union County, (Pleasant Valley Joint Fire District),
                   6.125%, 12/1/19                                                        210,782
-------------------------------------------------------------------------------------------------
                                                                                  $     1,071,317
-------------------------------------------------------------------------------------------------

NURSING HOME -- 3.2%
$            600   Cuyahoga County HFA, (Benjamin Rose Institute),
                   5.50%, 12/1/17                                                 $       579,336
             190   Ohio HFA, Retirement Rental Housing, (Encore
                   Retirement Partners), 6.75%, 3/1/19                                    165,340
-------------------------------------------------------------------------------------------------
                                                                                  $       744,676
-------------------------------------------------------------------------------------------------

POOLED LOANS -- 3.2%
$            250   Ohio Economic Development, (Ohio Enterprise Bond Fund),
                   (AMT), 5.25%, 12/1/15                                          $       263,455
             115   Ohio Economic Development Commission,
                   (ABS Industries), (AMT), 6.00%, 6/1/04                                 115,860
             200   Toledo Lucas County Port Authority, (Northwest Ohio
                   Bond Fund), (Alex Products), (AMT), 6.125%, 11/15/09                   220,510
             150   Toledo Lucas County Port Authority, (Northwest Ohio
                   Bond Fund), (Superior), 5.10%, 5/15/12                                 143,453
-------------------------------------------------------------------------------------------------
                                                                                  $       743,278
-------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 1.7%
$            101   Columbus Special Assessment, 6.05%, 9/15/05                    $       101,959
             250   Cuyahoga County, (Rock and Roll Hall of Fame),
                   5.85%, 12/1/08                                                         286,795
-------------------------------------------------------------------------------------------------
                                                                                  $       388,754
-------------------------------------------------------------------------------------------------

WATER AND SEWER -- 2.5%
$            500   Ohio Water Development Authority, (Drinking Water),
                   5.50%, 12/1/14                                                 $       576,520
-------------------------------------------------------------------------------------------------
                                                                                  $       576,520
TOTAL TAX-EXEMPT INVESTMENTS -- 98.6%
   (IDENTIFIED COST $21,249,713)                                                  $    22,736,291
-------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.4%                                            $       324,878
-------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $    23,061,169
-------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 55.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 24.1% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO as of March 31, 2004 PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
COGENERATION -- 1.5%
$            200   Ohio Water Development Authority, Solid Waste
                   Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20             $       204,324
             330   Carbon County IDA, (Panther Creek Partners), (AMT),
                   6.65%, 5/1/10                                                          361,281
             600   Pennsylvania EDA, (Resource Recovery-Colver), (AMT),
                   7.05%, 12/1/10                                                         623,910
-------------------------------------------------------------------------------------------------
                                                                                  $       985,191
-------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 0.6%
$            400   York County IDA, Pollution Control, (Public Service
                   Enterprise Group, Inc.), 5.50%, 9/1/20                         $       408,472
-------------------------------------------------------------------------------------------------
                                                                                  $       408,472
-------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 2.0%
$          1,200   Lehigh County, General Purpose Authority, (Muhlenberg
                   Hospital), Escrowed to Maturity, 5.75%, 7/15/10                $     1,345,044
-------------------------------------------------------------------------------------------------
                                                                                  $     1,345,044
-------------------------------------------------------------------------------------------------

HEALTH CARE - MISCELLANEOUS -- 0.4%
$            250   Allegheny County IDA, (Residential Resources, Inc.),
                   6.50%, 9/1/21                                                  $       245,390
-------------------------------------------------------------------------------------------------
                                                                                  $       245,390
-------------------------------------------------------------------------------------------------

HOSPITAL -- 4.3%
$            500   Allegheny County Hospital Development Authority,
                   (West Pennsylvania Health System), 8.65%, 11/15/05             $       521,075
             300   Hazleton Health Services Authority, (Hazleton General
                   Hospital), 5.50%, 7/1/07                                               297,078
             410   Hazleton Health Services Authority, (St. Joseph's
                   Hospital), 5.85%, 7/1/06                                               410,127
             200   Lebanon County Health Facility Authority, (Good
                   Samaritan Hospital), 5.50%, 11/15/18                                   211,228
             500   Pennsylvania Higher Educational Facilities Authority,
                   (UPMC Health System), 6.25%, 1/15/18                                   557,615
             800   Washington County Hospital Authority, (Monongahela
                   Vineyard Hospital), 5.00%, 6/1/12                                      862,040
-------------------------------------------------------------------------------------------------
                                                                                  $     2,859,163
-------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 3.1%
$            700   Erie IDA, (International Paper), (AMT),
                   5.85%, 12/1/20                                                 $       736,393
             750   Puerto Rico Port Authority, (American Airlines), (AMT),
                   6.30%, 6/1/23                                                          534,397
$            750   Schuylkill County IDA, (Pine Grove Landfill, Inc.), (AMT),
                   5.10%, 10/1/19                                                 $       805,335
-------------------------------------------------------------------------------------------------
                                                                                  $     2,076,125
-------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 5.3%
$          1,500   Allegheny County, Higher Education Building Authority,
                   (Duquesne University), (AMBAC), 5.00%, 3/1/16(1)               $     1,606,290
           1,100   Lycoming County Authority College, (Pennsylvania
                   College of Technology), (AMBAC), 5.125%, 5/1/22                      1,170,411
             500   Lycoming County, (Pennsylvania College of Technology),
                   (AMBAC), 4.75%, 5/1/15                                                 537,640
             250   University of Pittsburgh, (FGIC), 5.125%, 6/1/22                       263,965
-------------------------------------------------------------------------------------------------
                                                                                  $     3,578,306
-------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 7.2%
$          1,500   Cambria County IDA, (Pennsylvania Electric), (MBIA),
                   5.35%, 11/1/10                                                 $     1,727,985
           1,250   Puerto Rico Electric Power Authority, (MBIA),
                   5.50%, 7/1/16                                                        1,471,962
           1,370   Puerto Rico Electric Power Authority, (XLCA),
                   5.375%, 7/1/18                                                       1,581,912
-------------------------------------------------------------------------------------------------
                                                                                  $     4,781,859
-------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 5.0%
$            290   Pennsylvania Turnpike Commission, Oil Franchise Tax,
                   (AMBAC), Escrowed to Maturity, 5.25%, 12/1/18                  $       323,608
             500   Pleasant Valley School District, (FGIC), Prerefunded to
                   9/1/07, 5.00%, 9/1/10                                                  551,750
           5,000   Westmoreland County, Municipal Authority, Water
                   Utility, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19                2,455,450
-------------------------------------------------------------------------------------------------
                                                                                  $     3,330,808
-------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 33.9%
$            250   Allegheny County, (FGIC), 5.25%, 11/1/21                       $       269,437
           1,365   Allegheny County, (FGIC), 5.40%, 11/1/19                             1,511,342
           1,540   Centre County, (MBIA), 5.25%, 7/1/18                                 1,706,998
           1,020   Cornwall Lebanon School District, (FSA), 0.00%, 3/15/16                615,499
           1,000   Council Rock School District, (MBIA), 5.00%, 11/15/19                1,065,100
           1,250   Cranberry Township, (FGIC), 5.00%, 12/1/20                           1,324,312
           2,000   Ephrata Area School District, (FGIC), 5.25%, 4/15/19                 2,179,080
           1,635   Harrisburg, (AMBAC), 0.00%, 9/15/12                                  1,198,995
           1,355   McKeesport, (FGIC), 0.00%, 10/1/11                                   1,058,878
           1,000   Norwin School District, (MBIA), 5.00%, 4/1/21                        1,046,850
           1,000   Palmyra Area School District, (FGIC), 5.00%, 5/1/17                  1,078,840
           1,000   Pennsylvania, (AMBAC), 5.00%, 11/15/15                               1,061,250
           1,000   Philadelphia School District, (FSA), 5.50%, 2/1/17                   1,128,270

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS (CONTINUED)
$            500   Philadelphia School District, (FSA), 5.50%, 2/1/19             $       558,385
           2,000   Pittsburgh, (AMBAC), 5.125%, 9/1/18                                  2,121,360
           1,000   Pittsburgh, (AMBAC), 5.25%, 9/1/22                                   1,054,560
             500   Puerto Rico Public Improvements, (XLCA), 5.25%, 7/1/17                 571,810
                   1,000 Reading School District, (FGIC), 0.00%, 1/15/12                  753,780
           1,000   Spring-Ford Area School District, (FSA), 5.00%, 9/1/19               1,064,460
                   1,250 Sto-Rox School District, (FGIC), 5.125%, 12/15/22              1,323,600
-------------------------------------------------------------------------------------------------
                                                                                  $    22,692,806
-------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.5%
$          1,000   Allegheny County Hospital Development Authority,
                   (South Hills Health), (MBIA), 5.50%, 5/1/08                    $     1,084,100
             500   Washington County Hospital Authority, (Washington
                   Hospital), (AMBAC), 5.375%, 7/1/14                                     572,020
-------------------------------------------------------------------------------------------------
                                                                                  $     1,656,120
-------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 3.1%
$            500   Pennsylvania Public School Building Authority, (Garnet
                   Valley School District), (AMBAC), 5.50%, 2/1/20                $       555,600
           1,355   Philadelphia IDA, Stadium Lease, (FSA),
                   5.50%, 10/1/21                                                       1,494,253
-------------------------------------------------------------------------------------------------
                                                                                  $     2,049,853
-------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 1.2%
$            750   Puerto Rico Municipal Finance Agency, (FSA),
                   5.25%, 8/1/21                                                  $       822,075
-------------------------------------------------------------------------------------------------
                                                                                  $       822,075
-------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.7%
$            210   Pennsylvania Turnpike Commission, Oil Franchise Tax,
                   (AMBAC), 5.25%, 12/1/18                                        $       230,038
             350   Pittsburgh and Allegheny County, Public Auditorium
                   Authority, (AMBAC), 5.00%, 2/1/24                                      360,112
             500   Virgin Islands Public Finance Authority, (FSA),
                   5.00%, 10/1/14                                                         567,545
-------------------------------------------------------------------------------------------------
                                                                                  $     1,157,695
-------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 14.0%
$            590   Allegheny County Airport, (MBIA), (AMT),
                   5.75%, 1/1/12                                                  $       662,989
           1,000   Allegheny County Port Authority, (FGIC),
                   5.00%, 3/1/21                                                        1,055,790
           1,000   Allegheny County Airport, (MBIA), (AMT),
                   5.75%, 1/1/10                                                        1,115,380
$            805   Guam International Airport Authority, (MBIA),
                   5.25%, 10/1/14                                                 $       914,891
           1,000   Pennsylvania Turnpike Commission, Registration Fee
                   Revenue, (AMBAC), 5.125%, 7/15/22                                    1,065,990
           1,000   Philadelphia Airport, (FGIC), (AMT), 5.375%, 7/1/14                  1,090,840
           1,500   Puerto Rico Highway and Transportation Authority, (MBIA),
                   5.50%, 7/1/15                                                        1,763,925
           1,000   Puerto Rico Highway and Transportation Authority, (MBIA),
                   5.50%, 7/1/18                                                        1,174,190
             500   Southeastern Pennsylvania Transportation Authority,
                   (FGIC), 5.25%, 3/1/16                                                  552,740
-------------------------------------------------------------------------------------------------
                                                                                  $     9,396,735
-------------------------------------------------------------------------------------------------

INSURED-UTILITY -- 1.6%
$          1,000   Philadelphia Gas Works Revenue, (FSA), 5.25%, 8/1/17           $     1,108,430
-------------------------------------------------------------------------------------------------
                                                                                  $     1,108,430
-------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 4.7%
$          1,500   Allegheny County, Sanitation Authority, (MBIA),
                   5.00%, 12/1/19                                                 $     1,607,655
           1,500   Pittsburgh Water and Sewer Authority, (FGIC),
                   5.00%, 9/1/21                                                        1,563,270
-------------------------------------------------------------------------------------------------
                                                                                  $     3,170,925
-------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 3.7%
$            500   Bucks County IDA, (Pennswood), 5.80%, 10/1/20                  $       527,745
             330   Chester County IDA, (Kimberton), (AMT), 8.00%, 9/1/05                  332,967
             390   Cliff House Trust, (AMT), 6.625%, 6/1/27                               318,022
             335   Crawford County Hospital Authority, (Wesbury United
                   Methodist Community), 6.00%, 8/15/11                                   350,212
             505   Delaware County Authority, (White Horse Village),
                   6.40%, 7/1/04                                                          508,540
             215   Delaware County IDA, (Glen Riddle), (AMT),
                   8.125%, 9/1/05                                                         218,376
             185   Lancaster County Hospital Authority, (Willow Valley
                   Retirement), 5.55%, 6/1/15                                             199,017
-------------------------------------------------------------------------------------------------
                                                                                  $     2,454,879
-------------------------------------------------------------------------------------------------

TRANSPORTATION -- 2.0%
$            600   Delaware River Joint Toll Bridge Commission,
                   5.25%, 7/1/15                                                  $       666,048
             640   Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09                 664,883
-------------------------------------------------------------------------------------------------
                                                                                  $     1,330,931
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                  VALUE
-------------------------------------------------------------------------------------------------
TOTAL TAX-EXEMPT INVESTMENTS -- 97.8%
  (IDENTIFIED COST $61,882,201)                                                   $    65,450,807
-------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.2%                                            $     1,491,676
-------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $    66,942,483
-------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 82.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.3% to 26.0% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIOS as of March 31, 2004
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2004

                                                                             CALIFORNIA          FLORIDA           MASSACHUSETTS
                                                                         LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                                                       $      33,980,330   $      67,628,114   $      80,518,659
   Unrealized appreciation                                                       1,860,235           3,860,758           4,462,483
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                                    $      35,840,565   $      71,488,872   $      84,981,142
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                     $              --   $         467,098   $         796,437
Receivable for investments sold                                                         --             240,000               5,000
Interest receivable                                                                416,649           1,155,992           1,061,956
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $      36,257,214   $      73,351,962   $      86,844,535
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open financial futures contracts   $          43,312   $          76,312   $          79,667
Due to bank                                                                         46,517                  --                  --
Payable to affiliate for Trustees' fees                                                 23                  97                 120
Accrued expenses                                                                     4,231               4,704               3,361
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $          94,083   $          81,113   $          83,148
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $      36,163,131   $      73,270,849   $      86,761,387
----------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                  $      34,462,140   $      69,690,664   $      82,536,050
Net unrealized appreciation (computed on the basis of identified cost)           1,700,991           3,580,185           4,225,337
----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                    $      36,163,131   $      73,270,849   $      86,761,387
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                   NEW JERSEY           NEW YORK              OHIO           PENNSYLVANIA
                                               LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                             $      51,793,015   $     117,274,311   $      21,249,713   $      61,882,201
   Unrealized appreciation                             3,474,957           6,822,965           1,486,578           3,568,606
----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                          $      55,267,972   $     124,097,276   $      22,736,291   $      65,450,807
----------------------------------------------------------------------------------------------------------------------------
Cash                                           $         531,773   $              --   $          41,177   $         736,838
Receivable for investments sold                               --             970,399                  --                  --
Interest receivable                                      750,807           1,754,772             310,566             824,145
----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                   $      56,550,552   $     126,822,447   $      23,088,034   $      67,011,790
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open
 financial futures contracts                   $          63,561   $         137,470   $          22,071   $          64,625
Demand note payable                                           --             500,000                  --                  --
Due to bank                                                   --             131,881                  --                  --
Payable to affiliate for Trustees' fees                       --                  25                  21                  --
Accrued expenses                                           3,027               5,145               4,773               4,682
----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                              $          66,588   $         774,521   $          26,865   $          69,307
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST
 IN PORTFOLIO                                  $      56,483,964   $     126,047,926   $      23,061,169   $      66,942,483
----------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and
 withdrawals                                   $      53,199,176   $     119,635,069   $      21,639,730   $      63,611,480
Net unrealized appreciation (computed on the
 basis of identified cost)                             3,284,788           6,412,857           1,421,439           3,331,003
----------------------------------------------------------------------------------------------------------------------------
TOTAL                                          $      56,483,964   $     126,047,926   $      23,061,169   $      66,942,483
----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2004

                                                                             CALIFORNIA           FLORIDA          MASSACHUSETTS
                                                                         LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                 $       1,644,350   $       3,191,663   $       3,634,419
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $       1,644,350   $       3,191,663   $       3,634,419
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                   $         156,301   $         304,522   $         352,838
Trustees fees and expenses                                                           1,780               6,856               6,879
Legal and accounting services                                                       20,938              22,802              22,676
Custodian fee                                                                       24,963              39,168              42,964
Miscellaneous                                                                       10,905              12,973              14,306
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $         214,887   $         386,321   $         439,663
----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    $       1,429,463   $       2,805,342   $       3,194,756
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $         296,580   $         183,337   $        (140,759)
   Financial futures contracts                                                    (300,936)           (504,895)           (737,914)
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                        $          (4,356)  $        (321,558)  $        (878,673)
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $         188,132   $         771,269   $       1,108,075
   Financial futures contracts                                                    (177,661)           (329,833)           (238,658)
----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $          10,471   $         441,436   $         869,417
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                                  $           6,115   $         119,878   $          (9,256)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $       1,435,578   $       2,925,220   $       3,185,500
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                   NEW JERSEY          NEW YORK               OHIO           PENNSYLVANIA
                                               LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                       $       2,401,669   $       5,437,156   $       1,023,967   $       3,053,510
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                        $       2,401,669   $       5,437,156   $       1,023,967   $       3,053,510
----------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                         $         231,685   $         527,635   $          97,505   $         286,372
Trustees fees and expenses                                 4,165               8,867                 196               6,758
Legal and accounting services                             20,676              27,323              19,642              25,087
Custodian fee                                             32,663              63,131              20,071              35,682
Miscellaneous                                             11,143              17,578               9,017              12,128
----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                 $         300,332   $         644,534   $         146,431   $         366,027
----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                          $       2,101,337   $       4,792,622   $         877,536   $       2,687,483
----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost
    basis)                                     $         (85,047)  $        (224,568)  $         (34,016)  $         (76,956)
   Financial futures contracts                          (564,812)         (1,267,485)           (190,962)           (435,306)
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                              $        (649,859)  $      (1,492,053)  $        (224,978)  $        (512,262)
----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
 (depreciation) --
   Investments (identified cost basis)         $       1,054,068   $       2,593,814   $         268,311   $       1,250,059
   Financial futures contracts                          (188,818)           (395,508)            (66,416)           (283,040)
----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)                                $         865,250   $       2,198,306   $         201,895   $         967,019
----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)        $         215,391   $         706,253   $         (23,083)  $         454,757
----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS     $       2,316,728   $       5,498,875   $         854,453   $       3,142,240
----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2004

                                                                             CALIFORNIA           FLORIDA          MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS                                        LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                 $       1,429,463   $       2,805,342   $       3,194,756
   Net realized loss                                                                (4,356)           (321,558)           (878,673)
   Net change in unrealized appreciation (depreciation)                             10,471             441,436             869,417
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $       1,435,578   $       2,925,220   $       3,185,500
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                         $      18,279,806   $      24,129,977   $      28,772,443
   Withdrawals                                                                 (15,783,208)        (22,613,237)        (17,165,793)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                     $       2,496,598   $       1,516,740   $      11,606,650
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                               $       3,932,176   $       4,441,960   $      14,792,150
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                     $      32,230,955   $      68,828,889   $      71,969,237
----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                           $      36,163,131   $      73,270,849   $      86,761,387
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                   NEW JERSEY          NEW YORK              OHIO            PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS              LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                       $       2,101,337   $       4,792,622   $         877,536   $       2,687,483
   Net realized loss                                    (649,859)         (1,492,053)           (224,978)           (512,262)
   Net change in unrealized appreciation
    (depreciation)                                       865,250           2,198,306             201,895             967,019
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS     $       2,316,728   $       5,498,875   $         854,453   $       3,142,240
----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                               $      15,179,472   $      47,997,667   $       9,144,698   $      21,088,352
   Withdrawals                                        (8,568,924)        (29,288,611)         (8,055,944)        (15,245,242)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                                  $       6,610,548   $      18,709,056   $       1,088,754   $       5,843,110
----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                     $       8,927,276   $      24,207,931   $       1,943,207   $       8,985,350
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                           $      47,556,688   $     101,839,995   $      21,117,962   $      57,957,133
----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                 $      56,483,964   $     126,047,926   $      23,061,169   $      66,942,483
----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 2003

                                                                            CALIFORNIA            FLORIDA          MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS                                        LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                 $       1,091,403   $       2,327,941   $       2,418,184
   Net realized loss                                                              (166,889)           (263,064)           (652,768)
   Net change in unrealized appreciation (depreciation)                          1,137,449           2,290,417           3,031,840
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $       2,061,963   $       4,355,294   $       4,797,256
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                         $      13,750,055   $      36,161,356   $      35,620,316
   Withdrawals                                                                  (6,040,253)        (12,334,886)        (11,906,929)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                     $       7,709,802   $      23,826,470   $      23,713,387
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                               $       9,771,765   $      28,181,764   $      28,510,643
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                     $      22,459,190   $      40,647,125   $      43,458,594
----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                           $      32,230,955   $      68,828,889   $      71,969,237
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                   NEW JERSEY          NEW YORK               OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS              LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                       $       1,887,266   $       3,351,410   $         839,305   $       2,124,247
   Net realized loss                                    (573,236)           (516,039)           (393,016)           (507,265)
   Net change in unrealized appreciation
    (depreciation)                                     1,724,027           3,021,101           1,191,838           1,993,059
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS     $       3,038,057   $       5,856,472   $       1,638,127   $       3,610,041
----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                               $      12,992,956   $      59,696,240   $       4,468,215   $      22,962,822
   Withdrawals                                        (6,550,618)        (20,332,175)         (2,895,164)         (8,454,553)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                                  $       6,442,338   $      39,364,065   $       1,573,051   $      14,508,269
----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                     $       9,480,395   $      45,220,537   $       3,211,178   $      18,118,310
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                           $      38,076,293   $      56,619,458   $      17,906,784   $      39,838,823
----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                 $      47,556,688   $     101,839,995   $      21,117,962   $      57,957,133
----------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                             CALIFORNIA LIMITED PORTFOLIO
                                                       ------------------------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                       ------------------------------------------------------------------------
                                                           2004           2003          2002(1)         2001           2000
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.60%          0.64%          0.65%          0.67%          0.66%
   Expenses after custodian fee reduction                      0.60%          0.62%          0.63%          0.64%          0.66%
   Net investment income                                       4.00%          4.29%          4.56%          4.77%          4.84%
Portfolio Turnover                                               27%             7%             9%             8%            13%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                4.20%          8.92%          3.04%            --             --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                $     36,163   $     32,231   $     22,459   $     21,513   $     22,604
-------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.54% to 4.56%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                              FLORIDA LIMITED PORTFOLIO
                                                       ------------------------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                       ------------------------------------------------------------------------
                                                           2004          2003           2002(1)         2001           2000
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.55%          0.57%          0.60%          0.61%          0.62%
   Expenses after custodian fee reduction                      0.55%          0.54%          0.57%          0.59%          0.59%
   Net investment income                                       4.02%          4.33%          4.74%          4.89%          4.87%
Portfolio Turnover                                               13%            23%            15%             7%            16%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                4.25%          8.88%          4.06%            --             --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                $     73,271   $     68,829   $     40,647   $     39,452   $     45,023
-------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.73% to 4.74%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                           MASSACHUSETTS LIMITED PORTFOLIO
                                                       ------------------------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                       ------------------------------------------------------------------------
                                                           2004           2003          2002(1)         2001           2000
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.54%          0.57%          0.59%          0.62%          0.61%
   Expenses after custodian fee reduction                      0.54%          0.55%          0.56%          0.59%          0.58%
   Net investment income                                       3.92%          4.27%          4.70%          5.01%          4.92%
Portfolio Turnover                                               12%            22%             8%             8%            15%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                4.10%          9.48%          3.53%            --             --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                $     86,761   $     71,969   $     43,459   $     37,614   $     44,189
-------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% to 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                             NEW JERSEY LIMITED PORTFOLIO
                                                       ------------------------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                       ------------------------------------------------------------------------
                                                           2004           2003          2002(1)         2001           2000
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.56%          0.60%          0.62%          0.63%          0.63%
   Expenses after custodian fee reduction                      0.56%          0.59%          0.60%          0.61%          0.60%
   Net investment income                                       3.94%          4.46%          4.80%          5.06%          5.01%
Portfolio Turnover                                               11%            25%            17%            11%            15%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                4.52%          7.79%          3.16%            --             --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                $     56,484   $     47,557   $     38,076   $     33,337   $     35,121
-------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.79% to 4.80%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                              NEW YORK LIMITED PORTFOLIO
                                                       ------------------------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                       ------------------------------------------------------------------------
                                                           2004           2003          2002(1)         2001           2000
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.53%          0.56%          0.58%          0.60%          0.61%
   Expenses after custodian fee reduction                      0.53%          0.54%          0.55%          0.58%          0.58%
   Net investment income                                       3.94%          4.29%          4.70%          4.90%          4.95%
Portfolio Turnover                                               20%            18%            11%            10%            18%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                4.79%          8.61%          3.01%            --             --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                $    126,048   $    101,840   $     56,619   $     50,570   $     51,675
-------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% to 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                OHIO LIMITED PORTFOLIO
                                                       ------------------------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                       ------------------------------------------------------------------------
                                                           2004           2003          2002(1)         2001           2000
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.66%          0.67%          0.70%          0.78%          0.69%
   Expenses after custodian fee reduction                      0.66%          0.66%          0.67%          0.74%          0.66%
   Net investment income                                       3.94%          4.31%          4.47%          4.91%          5.00%
Portfolio Turnover                                               28%            12%            19%            17%            13%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                4.15%          8.92%          3.08%            --             --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                $     23,061   $     21,118   $     17,907   $     16,788   $     19,005
-------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                            PENNSYLVANIA LIMITED PORTFOLIO
                                                       ------------------------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                       ------------------------------------------------------------------------
                                                           2004           2003          2002(1)         2001           2000
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.56%          0.58%          0.61%          0.64%          0.63%
   Expenses after custodian fee reduction                      0.56%          0.56%          0.56%          0.61%          0.61%
   Net investment income                                       4.13%          4.52%          4.75%          5.04%          5.03%
Portfolio Turnover                                                8%             3%            20%             6%            11%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                                5.02%          8.28%          3.56%            --             --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                $     66,942   $     57,957   $     39,839   $     35,582   $     38,635
-------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.74% to 4.75%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

LIMITED MATURITY MUNICIPALS PORTFOLIOS as of March 31, 2004

NOTES TO FINANCIAL STATEMENTS

1    SIGNIFICANT ACCOUNTING POLICIES

     California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. Effective April 8, 2004, each of the Portfolios changed its diversification status from diversified to non-diversified. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At March 31, 2004, California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund held an approximate 99.9% in its corresponding portfolio. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

     B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

     C FEDERAL TAXES -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

     Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

     D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

     E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

     F WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

     G EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

     H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     I INDEMNIFICATIONS -- Under each Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolios. Interestholders in the Portfolios are jointly and severally liable for the liabilities and obligations of the Portfolios in the event that the Portfolios fail to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolios, the Portfolios may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolios enter into agreements with service providers that may contain indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred.

     J OTHER -- Investment transactions are accounted for on a trade-date basis.

2    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment adviser fee is earned by Boston Management and Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 2004, each Portfolio paid advisory fees as follows:

     PORTFOLIO                          AMOUNT     EFFECTIVE RATE*
     ---------------------------------------------------------------
     California Limited Portfolio     $  156,301        0.44%
     Florida Limited Portfolio           304,522        0.44%
     Massachusetts Limited Portfolio     352,838        0.43%
     New Jersey Limited Portfolio        231,685        0.43%
     New York Limited Portfolio          527,635        0.43%
     Ohio Limited Portfolio               97,505        0.44%
     Pennsylvania Limited Portfolio      286,372        0.44%

     * As a percentage of average daily net assets.

     Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2004, no significant amounts have been deferred.

     Certain of the officers and one Trustee of the Portfolios are officers of the above organizations.

     During the year ended March 31, 2004, certain Portfolios engaged in purchase and sale transactions with other Portfolios that also utilize BMR as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to:

     PORTFOLIO                     PURCHASES       SALES
     --------------------------------------------------------
     California                  $    351,645  $    251,417
     Florida                     $    820,845  $    350,402
     New Jersey                  $    797,633            --
     Ohio                        $  1,518,645  $  1,622,901
     Pennsylvania                $    350,402            --

3    INVESTMENTS

     Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended March 31, 2004 were as follows:

     CALIFORNIA LIMITED PORTFOLIO

     Purchases                                           $   13,307,815
     Sales                                                    9,526,945

     FLORIDA LIMITED PORTFOLIO

     Purchases                                           $   12,050,150
     Sales                                                    9,046,473

     MASSACHUSETTS LIMITED PORTFOLIO

     Purchases                                           $   23,647,694
     Sales                                                    9,804,091

     NEW JERSEY LIMITED PORTFOLIO

     Purchases                                           $   13,354,419
     Sales                                                    5,643,177

     NEW YORK LIMITED PORTFOLIO

     Purchases                                           $   45,370,115
     Sales                                                   23,709,270

     OHIO LIMITED PORTFOLIO

     Purchases                                           $    7,552,373
     Sales                                                    6,054,534

     PENNSYLVANIA LIMITED PORTFOLIO

     Purchases                                           $   12,564,714
     Sales                                                    5,281,520

4    FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

     The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at March 31, 2004, as computed on a federal income tax basis, are as follows:

     CALIFORNIA LIMITED PORTFOLIO

     AGGREGATE COST                                      $   33,954,741
     ------------------------------------------------------------------
     Gross unrealized appreciation                       $    1,920,546
     Gross unrealized depreciation                              (34,722)
     ------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                         $    1,885,824
     ------------------------------------------------------------------

     FLORIDA LIMITED PORTFOLIO

     AGGREGATE COST                                      $   67,600,648
     ------------------------------------------------------------------
     Gross unrealized appreciation                       $    4,124,560
     Gross unrealized depreciation                             (236,336)
     ------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                         $    3,888,224
     ------------------------------------------------------------------

     MASSACHUSETTS LIMITED PORTFOLIO

     AGGREGATE COST                                      $   80,466,937
     ------------------------------------------------------------------
     Gross unrealized appreciation                       $    4,616,270
     Gross unrealized depreciation                             (102,065)
     ------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                         $    4,514,205
     ------------------------------------------------------------------

     NEW JERSEY LIMITED PORTFOLIO

     AGGREGATE COST                                      $   51,776,659
     ------------------------------------------------------------------
     Gross unrealized appreciation                       $    3,652,729
     Gross unrealized depreciation                             (161,416)
     ------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                         $    3,491,313
     ------------------------------------------------------------------

     NEW YORK LIMITED PORTFOLIO

     AGGREGATE COST                                      $  117,214,302
     ------------------------------------------------------------------
     Gross unrealized appreciation                       $    7,344,317
     Gross unrealized depreciation                             (461,343)
     ------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                         $    6,882,974
     ------------------------------------------------------------------

     OHIO LIMITED PORTFOLIO

     AGGREGATE COST                                      $   21,248,381
     ------------------------------------------------------------------
     Gross unrealized appreciation                       $    1,582,312
     Gross unrealized depreciation                              (94,402)
     ------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                         $    1,487,910
     ------------------------------------------------------------------

     PENNSYLVANIA LIMITED PORTFOLIO

     AGGREGATE COST                                      $   61,845,282
     ------------------------------------------------------------------
     Gross unrealized appreciation                       $    3,922,879
     Gross unrealized depreciation                             (317,354)
     ------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                         $    3,605,525
     ------------------------------------------------------------------

5    LINE OF CREDIT

     The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2004 the New York Limited Portfolio had a balance outstanding pursuant to this line of credit of $500,000. The Portfolios did not have any significant borrowings or allocated fees during the year ended March 31, 2004.

6    FINANCIAL INSTRUMENTS

     The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     A summary of obligations under these financial instruments at March 31, 2004, is as follows:

     FUTURES CONTRACTS

                    EXPIRATION                                              NET UNREALIZED
     PORTFOLIO      DATE        CONTRACTS                      POSITION      DEPRECIATION
     -------------------------------------------------------------------------------------
     California     6/04         63 U.S. Treasury Bond         Short         $   (159,244)

     Florida        6/04        111 U.S. Treasury Bond         Short         $   (280,573)

     Massachusetts  6/04         90 U.S. Treasury Bond         Short         $   (166,823)
                    6/04         41 U.S. Treasury Note         Short         $    (70,323)

     New Jersey     6/04         61 U.S. Treasury Bond         Short         $   (112,986)
                    6/04         45 U.S. Treasury Note         Short         $    (77,183)

     New York       6/04        137 U.S. Treasury Bond         Short         $   (254,026)
                    6/04         91 U.S. Treasury Note         Short         $   (156,082)

     Ohio           6/04         23 U.S. Treasury Bond         Short         $    (42,842)
                    6/04         13 U.S. Treasury Note         Short         $    (22,297)

     Pennsylvania   6/04         94 U.S. Treasury Bond         Short         $   (237,603)

     At March 31, 2004, the Portfolios had sufficient cash and/or securities to cover margin requirements on open future contracts.

7    INTERESTHOLDER MEETING (UNAUDITED)

     Each Portfolio held a Special Meeting of Interestholders on February 20, 2004. This meeting was adjourned until March 19, 2004 with regard to all Portfolios, at which time shareholders of each Portfolio, except for New Jersey Limited Maturity Municipals Portfolio and New York Limited Maturity Municipals Portfolio, voted to change each Portfolio's diversification status from diversified to non-diversified, such change became effective April 8, 2004. The meeting was further adjourned until April 8, 2004 with regard to New Jersey Limited Maturity Municipals Portfolio and Eaton Vance New York Limited Maturity Municipals Portfolio, at which time those Portfolios also passed the proposal to change their diversification status. The results of the vote were as follows. Results are rounded to the nearest whole number:

     California Limited Portfolio
        Affirmative                     84%
        Against                          7%
        Abstain                          9%

     Florida Limited Portfolio
        Affirmative                     85%
        Against                         10%
        Abstain                          5%

     Massachusetts Limited Portfolio
        Affirmative                     89%
        Against                          6%
        Abstain                          5%

     New Jersey Limited Portfolio
        Affirmative                     88%
        Against                          6%
        Abstain                          6%

     New York Limited Portfolio
        Affirmative                     85%
        Against                          9%
        Abstain                          6%

     Ohio Limited Portfolio
        Affirmative                     79%
        Against                         16%
        Abstain                          5%

     Pennsylvania Limited Portfolio
        Affirmative                     86%
        Against                          6%
        Abstain                          8%

LIMITED MATURITY MUNICIPALS PORTFOLIOS as of March 31, 2004

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO, FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO, MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO, NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO, NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO, OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AND PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of California Limited Maturity Municipals Portfolio, Florida Limited Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals Portfolio, New Jersey Limited Maturity Municipals Portfolio, New York Limited Maturity Municipals Portfolio, Ohio Limited Maturity Municipals Portfolio, and Pennsylvania Limited Maturity Municipals Portfolio (collectively, the "Portfolios") as of March 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of each Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of each of the above named portfolios as of March 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 19, 2004

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Investment Trust, (the Trust), California Limited Portfolio, Florida Limited Portfolio, Massachusetts Limited Portfolio, New Jersey Limited Portfolio, New York Limited Portfolio, Ohio Limited Portfolio, and Pennsylvania Limited Portfolio are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Trust's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

                              POSITION(S)              TERM OF
                                WITH THE              OFFICE AND
         NAME AND              TRUST AND              LENGTH OF                            PRINCIPAL OCCUPATION(S)
       DATE OF BIRTH         THE PORTFOLIOS            SERVICE                             DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

James B. Hawkes             Trustee and Vice       Trustee and Vice      Chairman, President and Chief Executive Officer of BMR,
11/9/41                        President        President of the Trust   EVC, EVM and EV; Director of EV; Vice President and
                                                since 1985 and of the    Director of EVD. Trustee and/or officer of 197 registered
                                                Portfolios since 1992    investment companies in the Eaton Vance Fund Complex. Mr.
                                                                         Hawkes is an interested person because of his positions
                                                                         with BMR, EVM, EVC and EV, which are affiliates of the
                                                                         Trust and Portfolios.
NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III            Trustee          Trustee of the Trust    Jacob H. Schiff Professor of Investment Banking Emeritus,
2/23/35                                         since 1986 and of the    Harvard University Graduate School of Business
                                                Portfolios since 1992    Administration.

William H. Park                 Trustee               Since 2003         President and Chief Executive Officer, Prizm Capital
9/19/47                                                                  Management, LLC (investment management firm) (since 2002).
                                                                         Executive Vice President and Chief Financial Officer,
                                                                         United Asset Management Corporation (a holding company
                                                                         owning institutional investment management firms)
                                                                         (1982-2001).

Ronald A. Pearlman              Trustee               Since 2003         Professor of Law, Georgetown University Law Center (since
7/10/40                                                                  1999). Tax Partner, Covington & Burling, Washington, DC
                                                                         (1991-2000).

                              NUMBER OF PORTFOLIOS
                                IN FUND COMPLEX
          NAME AND                OVERSEEN BY
       DATE OF BIRTH              TRUSTEE(1)                      OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

James B. Hawkes                       197                              Director of EVC
11/9/41

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III                  197             Director of Tiffany & Co. (specialty retailer) and
2/23/35                                               Telect, Inc. (telecommunication services company)

William H. Park                       194                                   None
9/19/47

Ronald A. Pearlman                    194                                   None
7/10/40

                              POSITION(S)              TERM OF
                                WITH THE              OFFICE AND
         NAME AND              TRUST AND              LENGTH OF                            PRINCIPAL OCCUPATION(S)
       DATE OF BIRTH         THE PORTFOLIOS            SERVICE                             DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer                Trustee          Trustee of the Trust    President, Chief Executive Officer and a Director of Asset
9/21/35                                         since 1985 and of the    Management Finance Corp. (a specialty finance company
                                                Portfolios since 1992    serving the investment management industry) (since
                                                                         October 2003). President, Unicorn Corporation (an
                                                                         investment and financial advisory services company) (since
                                                                         September 2000). Formerly, Chairman, Hellman, Jordan
                                                                         Management Co., Inc. (an investment management company)
                                                                         (2000-2003). Formerly, Advisory Director of Berkshire
                                                                         Capital Corporation (investment banking firm) (2002-2003).
                                                                         Formerly, Chairman of the Board, United Asset Management
                                                                         Corporation (a holding company owning institutional
                                                                         investment management firms) and Chairman, President and
                                                                         Director, UAM Funds (mutual funds) (1980-2000).

Lynn A. Stout                   Trustee               Since 1998         Professor of Law, University of California at Los Angeles
9/14/57                                                                  School of Law (since July 2001). Formerly, Professor of
                                                                         Law, Georgetown University Law Center.

                             NUMBER OF PORTFOLIOS
                                IN FUND COMPLEX
          NAME AND                OVERSEEN BY
       DATE OF BIRTH              TRUSTEE(1)                      OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer                      197                                   None
9/21/35

Lynn A. Stout                         197                                   None
9/14/57

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                 POSITION(S)                  TERM OF
                                  WITH THE                  OFFICE AND
         NAME AND                 TRUST AND                  LENGTH OF                         PRINCIPAL OCCUPATION(S)
       DATE OF BIRTH           THE PORTFOLIOS                 SERVICE                          DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Fetter                  President           President of the Trust     Vice President of EVM and BMR. Officer of 127
8/20/43                                                since 1990 and of the     registered investment companies managed by EVM or
                                                       Portfolios since 1992     BMR.

William H. Ahern, Jr.         Vice President of          Vice President of       Vice President of EVM and BMR. Officer of 35
7/28/59                  Massachusetts Limited, New  Massachusetts Limited and   registered investment companies managed by EVM or
                          Jersey Limited, New York       New York Limited        BMR.
                          Limited and Ohio Limited   Portfolios since 1997 and
                                 Portfolios           New Jersey Limited and
                                                      Ohio Limited Portfolios
                                                            since 1995

Cynthia J. Clemson            Vice President of          Vice President of       Vice President of EVM and BMR. Officer of 20
3/2/63                       California Limited,        California Limited,      registered investment companies managed by EVM or
                             Florida Limited and          Florida Limited        BMR.
                            Pennsylvania Limited       Pennsylvania Limited
                                 Portfolios           Portfolios since 1997,
                                                    1998 and 2000, respectively

Robert B. MacIntosh            Vice President          Vice President of the     Vice President of EVM and BMR. Officer of 127
1/22/57                                               Trust since 1993 and of    registered investment companies managed by EVM or
                                                     the Portfolios since 1992   BMR.

Alan R. Dynner                    Secretary                 Since 1997           Vice President, Secretary and Chief Legal Officer
10/10/40                                                                         of BMR, EVM, EVD, EV and EVC. Officer of
                                                                                 197 registered investment companies managed by EVM
                                                                                 or BMR.

William J. Austin, Jr.        Treasurer of the             Since 2002(2)         Vice President of EVM and BMR. Officer of 58
12/27/51                        Portfolios                                       registered investment companies managed by EVM or
                                                                                 BMR.

James L. O'Connor          Treasurer of the Trust           Since 1988           Vice President of BMR, EVM and EVD. Officer of
4/1/45                                                                           118 registered investment companies managed by EVM
                                                                                 or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2002, Mr. Austin served as Assistant Treasurer since 1998.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and Portfolios and can be obtained, without charge, by calling 1-800-225-6265.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

        INVESTMENT ADVISER OF THE LIMITED MATURITY MUNICIPALS PORTFOLIOS
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

         ADMINISTRATOR OF EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                   BOSTON, MA
                              02109 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122

                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 BERKELEY STREET
                              BOSTON, MA 02116-5022

                          EATON VANCE INVESTMENT TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


   This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

442-5/04                                                                 7LTFSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

Eaton Vance California Limited Maturity Municipals Fund (the "Fund") is a series of Eaton Vance Investment Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 8 series (collectively, the "Series"). This Form N-CSR relates to the Fund's annual report.

The following table presents the aggregate fees billed to the Fund for the Fund's fiscal years ended March 31, 2003 and March 31, 2004 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance California Limited Maturity Municipals Fund

FISCAL YEARS ENDED                3/31/04           3/31/03
-------------------------------------------------------------------
Audit Fees                     $       9,682     $         6,592

Audit-Related Fees(1)          $           0     $             0

Tax Fees(2)                    $       5,200     $         4,700

All Other Fees(3)              $           0     $             0
                               ------------------------------------

Total                          $      14,882     $        11,292
                               ====================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.


FISCAL YEARS ENDED                3/31/04           3/31/03
-------------------------------------------------------------------
Audit Fees                     $      82,606     $        62,315

Audit-Related Fees(1)          $           0     $             0

Tax Fees(2)                    $      41,600     $        38,900

All Other Fees(3)              $           0     $             0
                               ------------------------------------

Total                          $     124,206     $       101,215
                               ====================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain
types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to Eaton Vance Corp. by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS ENDED                3/31/04           3/31/03
-------------------------------------------------------------------
REGISTRANT(1)                  $      41,600     $        38,900

EATON VANCE CORP.(2)           $  452,358.37     $       224,099

(1)  Includes all of the Series in the Trust.

(2) Each of the Series is a "feeder" fund in a "master-feeder" fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective "master" funds.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.
ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INVESTMENT TRUST ON BEHALF OF (EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND)


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date: May 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date: May 19, 2004


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date: May 19, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

Eaton Vance Florida Limited Maturity Municipals Fund (the "Fund") is a series of Eaton Vance Investment Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 8 series (collectively, the "Series"). This Form N-CSR relates to the Fund's annual report.

The following table presents the aggregate fees billed to the Fund for the Fund's fiscal years ended March 31, 2003 and March 31, 2004 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance Florida Limited Maturity Municipals Fund

FISCAL YEARS ENDED                3/31/04           3/31/03
-------------------------------------------------------------------
Audit Fees                     $      10,712     $         7,725

Audit-Related Fees(1)          $           0     $             0

Tax Fees(2)                    $       5,200     $         4,800

All Other Fees(3)              $           0     $             0
                               ------------------------------------

Total                          $      15,912     $        12,525
                               ====================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS ENDED                3/31/04           3/31/03
-------------------------------------------------------------------
Audit Fees                     $      82,606     $        62,315

Audit-Related Fees(1)          $           0     $             0

Tax Fees(2)                    $      41,600     $        38,900

All Other Fees(3)              $           0     $             0
                               ------------------------------------

Total                          $     124,206     $       101,215
                               ====================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to Eaton Vance Corp. by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS ENDED                3/31/04           3/31/03
-------------------------------------------------------------------
REGISTRANT(1)                  $      41,600     $        38,900

EATON VANCE CORP.(2)           $  452,358.37     $       224,099

(1)  Includes all of the Series in the Trust.

(2) Each of the Series is a "feeder" fund in a "master-feeder" fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective "master" funds.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.
ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INVESTMENT TRUST ON BEHALF OF (EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND)


By:    /s/ Thomas J. Fetter
       ---------------------
       Thomas J. Fetter
       President


Date: May 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ----------------------
       James L. O'Connor
       Treasurer


Date: May 19, 2004


By:    /s/ Thomas J. Fetter
       ----------------------
       Thomas J. Fetter
       President


Date: May 19, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

Eaton Vance Massachusetts Limited Maturity Municipals Fund (the "Fund") is a series of Eaton Vance Investment Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 8 series (collectively, the "Series"). This Form N-CSR relates to the Fund's annual report.

The following table presents the aggregate fees billed to the Fund for the Fund's fiscal years ended March 31, 2003 and March 31, 2004 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance Massachusetts Limited Maturity Municipals Fund

FISCAL YEARS ENDED                3/31/04            3/31/03
-------------------------------------------------------------------
Audit Fees                     $      10,712     $         7,725

Audit-Related Fees(1)          $           0     $             0

Tax Fees(2)                    $       5,200     $         4,800

All Other Fees(3)              $           0     $             0
                               ------------------------------------

Total                          $      15,912     $        12,525
                               ====================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.


FISCAL YEARS ENDED                3/31/04            3/31/03
-------------------------------------------------------------------
Audit Fees                     $      82,606     $        62,315

Audit-Related Fees(1)          $           0     $             0

Tax Fees(2)                    $      41,600     $        38,900

All Other Fees(3)              $           0     $             0
                               ------------------------------------

Total                          $     124,206     $       101,215
                               ====================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain
types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to Eaton Vance Corp. by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS ENDED                3/31/04            3/31/03
-------------------------------------------------------------------
REGISTRANT(1)                  $      41,600     $        38,900

EATON VANCE CORP.(2)           $  452,358.37     $       224,099

(1)  Includes all of the Series in the Trust.

(2) Each of the Series is a "feeder" fund in a "master-feeder" fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective "master" funds.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.
ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INVESTMENT TRUST ON BEHALF OF (EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND)


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date: May 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date: May 19, 2004


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date: May 19, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

Eaton Vance New Jersey Limited Maturity Municipals Fund (the "Fund") is a series of Eaton Vance Investment Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 8 series (collectively, the "Series"). This Form N-CSR relates to the Fund's annual report.

The following table presents the aggregate fees billed to the Fund for the Fund's fiscal years ended March 31, 2003 and March 31, 2004 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance New Jersey Limited Maturity Municipals Fund

FISCAL YEARS ENDED                3/31/04           3/31/03
-------------------------------------------------------------------
Audit Fees                     $       9,682     $         7,622

Audit-Related Fees(1)          $           0     $             0

Tax Fees(2)                    $       5,200     $         4,900

All Other Fees(3)              $           0     $             0
                               ------------------------------------

Total                          $      14,882     $        12,522
                               ====================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.


FISCAL YEARS ENDED                3/31/04           3/31/03
-------------------------------------------------------------------
Audit Fees                     $      82,606     $        62,315

Audit-Related Fees(1)          $           0     $             0

Tax Fees(2)                    $      41,600     $        38,900

All Other Fees(3)              $           0     $             0
                               ------------------------------------

Total                          $     124,206     $       101,215
                               ====================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to Eaton Vance Corp. by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS ENDED                3/31/04           3/31/03
-------------------------------------------------------------------
REGISTRANT(1)                  $      41,600     $        38,900

EATON VANCE CORP.(2)           $  452,358.37     $       224,099

(1)  Includes all of the Series in the Trust.

(2) Each of the Series is a "feeder" fund in a "master-feeder" fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective "master" funds.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.
ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INVESTMENT TRUST ON BEHALF OF (EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND)


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date: May 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date: May 19, 2004


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date: May 19, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

Eaton Vance New York Limited Maturity Municipals Fund (the "Fund") is a series of Eaton Vance Investment Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 8 series (collectively, the "Series"). This Form N-CSR relates to the Fund's annual report.

The following table presents the aggregate fees billed to the Fund for the Fund's fiscal years ended March 31, 2003 and March 31, 2004 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance New York Limited Maturity Municipals Fund

FISCAL YEARS ENDED                3/31/04           3/31/03
-------------------------------------------------------------------
Audit Fees                     $      11,845     $         8,775

Audit-Related Fees(1)          $           0     $             0

Tax Fees(2)                    $       5,200     $         5,000

All Other Fees(3)              $           0     $             0
                               ------------------------------------

Total                          $      17,045     $        13,775
                               ====================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.


FISCAL YEARS ENDED                3/31/04           3/31/03
-------------------------------------------------------------------
Audit Fees                     $      82,606     $        62,315

Audit-Related Fees(1)          $           0     $             0

Tax Fees(2)                    $      41,600     $        38,900

All Other Fees(3)              $           0     $             0
                               ------------------------------------

Total                          $     124,206     $       101,215
                               ====================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain
types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to Eaton Vance Corp. by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS ENDED                3/31/04           3/31/03
-------------------------------------------------------------------
REGISTRANT(1)                  $      41,600     $        38,900

EATON VANCE CORP.(2)           $  452,358.37     $       224,099

(1)  Includes all of the Series in the Trust.

(2) Each of the Series is a "feeder" fund in a "master-feeder" fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective "master" funds.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.
ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INVESTMENT TRUST ON BEHALF OF (EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND)


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date: May 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date: May 19, 2004


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date: May 19, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

Eaton Vance Ohio Limited Maturity Municipals Fund (the "Fund") is a series of Eaton Vance Investment Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 8 series (collectively, the "Series"). This Form N-CSR relates to the Fund's annual report.

The following table presents the aggregate fees billed to the Fund for the Fund's fiscal years ended March 31, 2003 and March 31, 2004 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance Ohio Limited Maturity Municipals Fund

FISCAL YEARS ENDED                3/31/04                3/31/03
------------------------------------------------------------------------
Audit Fees                    $         8,549       $           6,592

Audit-Related Fees(1)         $             0       $               0

Tax Fees(2)                   $         5,200       $           4,700

All Other Fees(3)             $             0       $               0
                              ------------------------------------------

Total                         $        13,749       $          11,292
                              ==========================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.


FISCAL YEARS ENDED                3/31/04                3/31/03
------------------------------------------------------------------------
Audit Fees                    $        82,606       $          62,315

Audit-Related Fees(1)         $             0       $               0

Tax Fees(2)                   $        41,600       $          38,900

All Other Fees(3)             $             0       $               0
                              ------------------------------------------

Total                         $       124,206       $         101,215
                              ==========================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain
types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to Eaton Vance Corp. by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS ENDED                3/31/04                3/31/03
------------------------------------------------------------------------
REGISTRANT(1)                 $        41,600       $          38,900

EATON VANCE CORP.(2)          $    452,358.37       $         224,099

(1)  Includes all of the Series in the Trust.

(2) Each of the Series is a "feeder" fund in a "master-feeder" fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective "master" funds.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.
ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INVESTMENT TRUST ON BEHALF OF (EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND)


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date: May 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date: May 19, 2004


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date: May 19, 2004

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

Eaton Vance Pennsylvania Limited Maturity Municipals Fund (the "Fund") is a series of Eaton Vance Investment Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 8 series (collectively, the "Series"). This Form N-CSR relates to the Fund's annual report.

The following table presents the aggregate fees billed to the Fund for the Fund's fiscal years ended March 31, 2003 and March 31, 2004 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance Pennsylvania Limited Maturity Municipals Fund

FISCAL YEARS ENDED             3/31/04                 3/31/03
---------------------------------------------------------------------
Audit Fees                  $        10,712        $         7,622

Audit-Related Fees(1)       $             0        $             0

Tax Fees(2)                 $         5,200        $         4,900

All Other Fees(3)           $             0        $             0
                            -----------------------------------------

Total                       $        15,912        $        12,522
                            =========================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS ENDED             3/31/04                 3/31/03
---------------------------------------------------------------------
Audit Fees                  $        82,606        $        62,315

Audit-Related Fees(1)       $             0        $             0

Tax Fees(2)                 $        41,600        $        38,900

All Other Fees(3)           $             0        $             0
                            -----------------------------------------

Total                       $       124,206        $       101,215
                            =========================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain
types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to Eaton Vance Corp. by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS ENDED              3/31/04                3/31/04
---------------------------------------------------------------------
REGISTRANT(1)               $        41,600        $        38,900

EATON VANCE CORP.(2)        $    452,358.37        $       224,099

(1)  Includes all of the Series in the Trust.

(2) Each of the Series is a "feeder" fund in a "master-feeder" fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective "master" funds.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.
ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INVESTMENT TRUST ON BEHALF OF (EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND)


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date: May 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date: May 19, 2004


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date: May 19, 2004